UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2006

DATE OF REPORTING PERIOD:  JUNE 30, 2006

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Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows

[Logo: "FIRST INVESTORS"]

The words "TAX EXEMPT FUNDS" in a rectangular blue box across the top of the page.

TAX-EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

INSURED TAX EXEMPT II

SINGLE STATE INSURED TAX EXEMPT

     ARIZONA         MARYLAND          NEW YORK
     CALIFORNIA      MASSACHUSETTS     NORTH CAROLINA
     COLORADO        MICHIGAN          OHIO
     CONNECTICUT     MINNESOTA         OREGON
     FLORIDA         MISSOURI          PENNSYLVANIA
     GEORGIA         NEW JERSEY        VIRGINIA

SEMI-ANNUAL REPORT
JUNE 30, 2006

Bond Market Overview
FIRST INVESTORS TAX EXEMPT FUNDS

Dear Investor:

The bond market struggled during the first half of 2006 as the Federal Reserve ("the Fed") continued to raise interest rates, investors became concerned about inflation, and foreign participation in the U.S. Treasury market decreased.

The U.S. economy grew at a very strong 5.6% annual rate in the first quarter, then slowed to a more sustainable level in the second quarter. The unemployment rate fell to a cycle low of 4.6%. The housing market slowed in response to higher interest rates, but did not collapse. Inflation accelerated, reflecting high energy prices, strong global economic growth and a U.S. economy that has expanded for 19 consecutive quarters. Core consumer prices -- which exclude the volatile food and energy components-- rose 2.6% year-over-year in June, the highest reading since February 2002. Inflation, including the food and energy sectors, accelerated to a rate of 4.3%.

In response to the elevated inflation readings, the Fed raised the benchmark federal funds rate four times during the review period to 5.25%. Short-term interest rates, as measured by the two-year U.S. Treasury note, rose from 4.40% to 5.15%, the highest level since 2000. Long-term interest rates also rose to multi-year highs as the 10-year U.S. Treasury note yield increased from 4.39% to 5.14%.

While returns in the municipal bond market were disappointing, the market outperformed all high-grade taxable bond markets. This outperformance reflected several factors. First, following record new issue supply in 2005, the municipal bond market began the year at historically attractive levels relative to taxable bonds. Second, new issue supply decreased almost 15% this year versus the same period last year. Third, the municipal bond market's yield curve remained relatively steep compared to taxable bond markets, which attracted a number of large institutional investors. Despite these positive factors, the first half of 2006 was a difficult period for bond investors.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

August 1, 2006

FIRST INVESTORS TAX EXEMPT FUNDS

This Market Overview is not part of the Funds' financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Understanding Your Fund's Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2006, and held for the entire six-month period ended June 30, 2006. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".


Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS TAX EXEMPT FUNDS

At a meeting held on May 18, 2006 ("May Meeting"), the Board of Trustees ("Board"), including a majority of the non-interested or independent Trustees (hereinafter, "Trustees"), approved the renewal of the investment advisory agreements (each an "Advisory Agreement") between First Investors Management Company, Inc. ("FIMCO") and each of the following funds (each a "Fund" and collectively the "Funds"): Tax-Exempt Money Market Fund, Insured Intermediate Tax Exempt Fund, Insured Tax Exempt Fund, Insured Tax Exempt Fund II, Arizona Insured Tax Exempt Fund, California Insured Tax Exempt Fund, Colorado Insured Tax Exempt Fund, Connecticut Insured Tax Exempt Fund, Florida Insured Tax Exempt Fund, Georgia Insured Tax Exempt Fund, Maryland Insured Tax Exempt Fund, Massachusetts Insured Tax Exempt Fund, Michigan Insured Tax Exempt Fund, Minnesota Insured Tax Exempt Fund, Missouri Insured Tax Exempt Fund, New Jersey Insured Tax Exempt Fund, New York Insured Tax Exempt Fund, North Carolina Insured Tax Exempt Fund, Ohio Insured Tax Exempt Fund, Oregon Insured Tax Exempt Fund, Pennsylvania Insured Tax Exempt Fund and Virginia Insured Tax Exempt Fund. In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board meetings as well as information provided specifically in relation to the renewal of the Advisory Agreements for the May Meeting.

Information furnished at Board meetings throughout the year included FIMCO's analysis of each Fund's investment performance, presentations given by FIMCO's Director of Fixed Income and various reports on compliance and other services provided by FIMCO and its affiliates. In preparation for the May Meeting, the independent Trustees requested and received information compiled by Lipper, Inc. ("Lipper"), an independent provider of investment company data, on the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper ("Peer Group"). Additionally, in response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board considered, information concerning aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) supplemental investment performance information relating to certain Funds;
(3) the actual management fees paid by each Fund to FIMCO; (4) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Administrative Data Management Corp. ("ADM"), the Funds' affiliated transfer agent, from the relationship with each Fund; and (5) any "fall out" or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements for all of the Funds were considered at the same Board meeting, the Trustees addressed each Fund separately during the May Meeting. In view of the broad scope and variety of factors and information, the Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreements. Rather, the approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board's decisions to approve the continuance of the Advisory Agreements.


Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Trustees considered that FIMCO's personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board also recognized that it is FIMCO's philosophy to provide a high level of personal service to the shareholders of the Funds, that FIMCO strives to service the needs of a customer base that includes many investors who have modest incomes and net worths, that the fund complex is small in size relative to many other fund complexes, that many of the individual funds in the First Investors fund complex are small in asset size relative to other funds in the industry, and that the average account size of many of the First Investors funds is small by comparison to the industry averages. The Board also considered management's representations that there are significant costs involved in providing the level of personal service that the First Investors fund complex attempts to deliver to its customers.

FIRST INVESTORS TAX EXEMPT FUNDS

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund's investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Trustees noted that under the Advisory Agreements with FIMCO, FIMCO provides not only advisory services but certain administrative services, such as fund accounting services, that many other advisers do not provide under their advisory agreements. The Board also noted the steps that FIMCO has taken to encourage strong performance, including increasing the potential performance bonus for the portfolio managers of the Funds.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO's affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds' shareholder base. The Board noted that the Funds' shares are distributed primarily through First Investors Corporation ("FIC"), which is an affiliate of FIMCO.

Based on the totality of the information considered, the Trustees concluded that the Funds were likely to benefit from the nature, extent and quality of FIMCO's services as well as the services of its affiliates, and that FIMCO and its affiliates have the ability to continue to provide these services based on their respective experience, operations and resources.


Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance information compiled by Lipper as well as the supplemental performance information relating to certain Funds provided by FIMCO for the May Meeting. In particular, the Trustees reviewed the performance of the Funds over the most recent calendar year ("1-year period") and annualized performance over the most recent three calendar year period ("3-year period") and five calendar year period ("5-year period"). In this regard, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance. In reviewing this data, the Board focused primarily on 1- to 3-year periods with the greatest weight being on whether a Fund's performance was in the top three quintiles versus the Fund's Peer Group for the 3-year period. On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that on a total return basis:

* Insured Tax Exempt Fund II was in the highest quintile of its Peer Group for both the 1-year period and 3-year period.

* Missouri Insured Tax Exempt Fund was in the highest quintile of its Peer Group for the 3-year period and the second highest quintile for the 1-year period.

* California Insured Tax Exempt Fund, Georgia Insured Tax Exempt Fund and North Carolina Insured Tax Exempt Fund were in the second highest quintile of their respective Peer Group for the 3-year period and the third quintile for the 1-year period.

* Colorado Insured Tax Exempt Fund was in the second highest quintile of its Peer Group for the 3-year period and in the fourth quintile for the 1-year period.

* Connecticut Insured Tax Exempt Fund, Oregon Insured Tax Exempt Fund and Virginia Insured Tax Exempt Fund were in the third quintile of their respective Peer Group for both the 1-year period and 3-year period.

* Arizona Insured Tax Exempt Fund, Florida Insured Tax Exempt Fund, Massachusetts Insured Tax Exempt Fund and Minnesota Insured Tax Exempt Fund were in the third quintile of their respective Peer Group for the 3-year period and the fourth quintile for the 1-year period.

With regard to Michigan Insured Tax Exempt Fund and New Jersey Insured Tax Exempt Fund, the performance report showed that on a total return basis each Fund was in the fourth quintile of its respective Peer Group for the 3-year period. However, the Board was encouraged by each Fund's shorter term performance, which placed each Fund in the third quintile of its respective Peer Group for the 1-year period.

With regard to Tax-Exempt Money Market Fund, the performance report showed that on a total return basis the Fund was in the fourth quintile of its Peer Group for both the 1-year period and 3-year period. The Board considered FIMCO's explanation that Tax-Exempt Money Market Fund's performance versus its Peer Group is primarily due to the Fund's more conservative investment approach compared to the funds in the Peer Group and the fact that, consistent with its investment objective, the Fund does not invest in instruments subject to the alternative minimum tax ("AMT") whereas the funds in the Peer Group have an average of 18% of their assets invested in instruments subject to the AMT (which generally offer a greater yield).

FIRST INVESTORS TAX EXEMPT FUNDS

The performance report also showed that on a total return basis: (1) Insured Tax Exempt Fund was in the fifth quintile of its Peer Group for the 1-year period and the fourth quintile for the 3-year period; and (2) Maryland Insured Tax Exempt Fund, New York Insured Tax Exempt Fund, Ohio Insured Tax Exempt Fund and Pennsylvania Insured Tax Exempt Fund were in the fourth quintile of their respective Peer Group for both the 1-year period and 3-year period. With regard to each of these Funds, the Board considered FIMCO's explanation that each Fund's performance versus its Peer Group on a total return basis was principally the result of the flattening of the yield curve that occurred during the three year period from 2003 through 2005 coupled with the decision of the portfolio manager to avoid restructurings of the Funds' portfolios that could have increased their total returns but resulted in significant capital gains distributions to shareholders and reduced yields. The Board also considered FIMCO's explanation that the relative performance of the Funds on a total return basis was also affected by the fact that, consistent with their stated investment objectives, they do not invest in instruments subject to the AMT whereas the funds in each Fund's Peer Group have the ability to invest a significant portion of their assets in bonds subject to the AMT and, over the last three years, AMT bonds have outperformed non-AMT bonds primarily due to their higher yield.

With regard to Insured Tax Exempt Fund, Maryland Insured Tax Exempt Fund, New York Insured Tax Exempt Fund, Ohio Insured Tax Exempt Fund and Pennsylvania Insured Tax Exempt Fund, the Board also considered the fact that each Fund's investment objective is income and that the Funds performed relatively well on an income basis. In this regard, the Board reviewed the yield information provided by Lipper for these Funds for each of 2003, 2004 and 2005. For purposes of the yield data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest yield and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest yield. In reviewing this data, the Board particularly focused on whether a Fund's yield was in the top three quintiles versus the Fund's Peer Group for each of the years reviewed. The Board noted that the yields of each of these Funds was in the top three quintiles for each of 2003, 2004 and 2005, with the exception of the 2003 yield for the Maryland Insured Tax Exempt Fund, which was in the fourth quintile. Finally, the Board also considered FIMCO's explanation of the measures it has taken to enhance each Fund's performance, such as taking measures to adjust each Fund's yield curve weightings. The Board expressed its intention to continue to closely monitor, in concert with FIMCO, the performance of these Funds.

With regard to Insured Intermediate Tax Exempt Fund, the performance report showed that on a total return basis the Fund was in the fourth quintile of its Peer Group for the 1-year period and the fifth quintile for the 3-year period. The Board considered FIMCO's explanation that the Fund's performance versus its Peer Group was affected by the factors similar to those discussed above that affected the performance of the Insured Tax Exempt Fund, Maryland Insured Tax Exempt Fund, New York Insured Tax Exempt Fund, Ohio Insured Tax Exempt Fund and Pennsylvania Insured Tax Exempt Fund. In addition, FIMCO explained, and the Board considered, that the Fund competes in a Peer Group that includes uninsured funds, which, according to Lipper and unlike the Fund, invest 16% of their assets in bonds rated A or lower and that such bonds have outperformed insured bonds by a substantial margin due to their higher yield and greater price appreciation over the last three years. Finally, the Board also considered FIMCO's explanation that it has narrowed the yield gap between the Insured Intermediate Tax Exempt Fund and its Peer Group in order to improve performance of the Fund. The Board expressed its intention to continue to closely monitor, in concert with FIMCO, the performance of the Fund.


Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund's Advisory Agreement. The Board reviewed the information compiled by Lipper comparing each Fund's contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets-- these fee rates include advisory and administrative service fees-- to other funds in its Peer Group. In this regard, the Board considered the management fees of each Fund on a quintile basis as compared to its Peer Group. For purposes of the management fee data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest management fee and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest management fee. In reviewing this data, the Board generally focused on whether a Fund's management fee (actual and contractual) was in the top three quintiles versus the Fund's Peer Group.

Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (1) the contractual management fee rate for each Fund was in the fifth quintile of its respective Peer Group, except for Tax-Exempt Money Market Fund and Insured Intermediate Tax Exempt Fund, which were in the fourth quintile and third quintile, respectively, of their respective Peer Group; and (2) the actual management fee rate (after taking into account any applicable fee waivers) for each Fund was in the top three quintiles of its respective Peer Group, except for New Jersey Insured Tax Exempt Fund and Insured Intermediate Tax Exempt Fund, which were in the fourth quintile of their respective Peer Group, and Insured Tax Exempt Fund, Insured Tax Exempt Fund II and New York Insured Tax Exempt Fund, which were in the fifth quintile of their respective Peer Group. The Board expressed its

FIRST INVESTORS TAX EXEMPT FUNDS

intention to continue to evaluate, in conjunction with FIMCO, the fee waivers for the applicable Funds. The Board also considered that the fee schedule for Insured Tax Exempt Fund, Insured Tax Exempt Fund II and each of the state insured tax exempt funds was amended effective April 30, 2006 to reduce the contractual management fee payable by each such Fund and that FIMCO proposed another amendment to each Fund's fee schedule to further reduce the contractual management fee payable by each Fund effective May 1, 2006. Finally, with regard to Insured Intermediate Tax Exempt Fund, the Board considered that FIMCO proposed an amendment to the fee schedule for the Fund effective May 1, 2006 to incorporate breakpoints, although the Fund is not currently at an asset level to benefit from such breakpoints.

The Board also reviewed the information compiled by Lipper comparing each Fund's total expense ratio to other funds in its Peer Group, including on a quintile basis. For purposes of the expense ratio data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest actual total expense ratio and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest actual total expense ratio. The Board noted that the total expense ratio (Class A Shares) for the most recent calendar year, taking into account FIMCO's expense waivers (as applicable), was in the first three quintiles of the respective Peer Group for each Fund except Insured Tax Exempt Fund, Insured Tax Exempt Fund II, Insured Intermediate Tax Exempt Fund, Florida Insured Tax Exempt Fund, Michigan Insured Tax Exempt Fund, Pennsylvania Insured Tax Exempt Fund and Virginia Insured Tax Exempt Fund, which were in the fourth quintile of their respective Peer Group, and New Jersey Insured Tax Exempt Fund and New York Insured Tax Exempt Fund, which were in the fifth quintile of their respective Peer Group. The Board recognized management's ongoing efforts to reduce Fund expenses and encouraged management to continue to seek additional ways to reduce Fund expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund's management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the detailed analysis of FIMCO's profitability with respect to each Fund, calculated for the year ended December 31, 2005, as well as profitability information relating to the past five calendar years. The Board also considered FIMCO's expectation that there are a number of significant regulatory changes on the horizon that may impose additional responsibilities and costs on FIMCO and its affiliates in the upcoming year. In reviewing the profitability information, the Trustees also considered the "fall-out" or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Trustees acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds. Based on the information provided, the Board also noted that FIMCO operates the Tax-Exempt Money Market Fund, Colorado Insured Tax Exempt Fund, Georgia Insured Tax Exempt Fund, Minnesota Insured Tax Exempt Fund and Missouri Insured Tax Exempt Fund at a loss.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund, except Tax-Exempt Money Market Fund, includes breakpoints to account for management economies of scale. The Board noted that Insured Tax Exempt Fund has reached an asset size at which the Fund and its shareholders are benefiting from reduced management fee rates due to breakpoints in its fee schedule. With regard to all of the other Funds, the Board recognized that, although the Funds have not reached a size at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of the Funds grow, economies of scale may be shared for the benefit of shareholders. With respect to Tax-Exempt Money Market Fund, the Board concluded that the fee structure is appropriate at current asset levels and also noted that FIMCO operates the Fund at a loss at current asset levels.

"Fall Out" or Ancillary Benefits. The Board considered the "fall-out" or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered ADM's fees and profitability and the income received by FIC and FIMCO's affiliated bank as a result of FIMCO's management of the First Investors funds. After review of this information, the Board concluded that the benefits accruing to FIMCO and its affiliates by virtue of their relationship to the Funds are fair and reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FIMCO, the Board concluded that the level of fees paid to FIMCO with respect to each Fund is reasonable.

* * *

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund was in the best interests of that Fund. As a result, the Board, including a majority of the independent Trustees, approved each Advisory Agreement.

Fund Expenses
TAX-EXEMPT MONEY MARKET FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00           $1,012.22           $4.01
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.94           $4.03
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00           $1,008.28           $7.76
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,017.20           $7.80
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .80% for Class A shares and 1.55% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

New Jersey                                        9.5%
Georgia                                           8.8%
Illinois                                          8.0%
Arizona                                           7.5%
Ohio                                              7.0%
Kentucky                                          6.5%
Alabama                                           6.2%
California                                        4.9%
Florida                                           4.8%
Wisconsin                                         4.6%


Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006 and are based on the total amortized cost of investments.


Portfolio of Investments
TAX-EXEMPT MONEY MARKET FUND
June 30, 2006
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
Principal                                                                  Interest                     $10,000 of
Amount               Security                                                  Rate+           Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL INVESTMENTS--98.8%
                     Alabama--6.1%
              $450M  Birmingham GO Bonds,
                       12/1/2006 (AMBAC Ins.)                                  3.30%        $453,167          $292
               500M  Mobile Industrial Dev. Board
                       Facs. Rev. Bonds, VR,
                       (CO; Kimberly-Clark Corp.)                              4.00          500,000           322
------------------------------------------------------------------------------------------------------------------
                                                                                             953,167           614
------------------------------------------------------------------------------------------------------------------
                     Arizona--7.4%
               350M  Arizona School Facs. Brd. COP,
                       9/1/2006  (FGIC Ins.)                                   3.40          350,921           226
               300M  Casa Grande Industrial Dev. Auth.
                       Multi-Family Hsg. Rev. Bonds, VR,
                       (Fannie  Mae Liquidity Fac.)                            4.00          300,000           193
               500M  Yuma Industrial Dev. Auth. Multi-
                       Family Hsg.  Rev. Bonds, VR,
                       (Fannie Mae Liquidity Fac.)                             3.97          500,000           322
------------------------------------------------------------------------------------------------------------------
                                                                                           1,150,921           741
------------------------------------------------------------------------------------------------------------------
                     California--4.8%
               350M  Affordable Hsg. Agy. Multi-Family
                       Hsg. Rev.  Bonds, VR, (Fannie Mae
                       Liquidity Fac.)                                         3.91          350,000           225
               400M  Orange Cnty. Apt. Dev. Rev. Bonds,
                       VR, (LOC;  Freddie Mac)                                 3.91          400,000           258
------------------------------------------------------------------------------------------------------------------
                                                                                             750,000           483
------------------------------------------------------------------------------------------------------------------
                     Colorado--3.2%
               500M  University of Colorado Hospital Auth.
                       Rev.  Bonds, VR, (LOC; Citibank)                        3.97          500,000           322
------------------------------------------------------------------------------------------------------------------
                     Connecticut--1.6%
               250M  Connecticut State Special Tax Oblig.
                       Rev. Bonds, 9/1/2006 (FSA Ins.)                         3.25          250,311           161
------------------------------------------------------------------------------------------------------------------
                     Florida--4.7%
               730M  Orange Cnty. Indl. Dev. Auth. Rev.
                       Bonds,  VR, (LOC; SunTrust Bank)                        3.99          730,000           470
------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
TAX-EXEMPT MONEY MARKET FUND
June 30, 2006

------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
Principal                                                                  Interest                     $10,000 of
Amount               Security                                                  Rate+           Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                     Georgia--8.7%
              $450M  Atlanta Tax Allocation Westside Proj.
                       Series  "A", VR, (LOC;
                       Wachovia Bank)                                          3.98%        $450,000          $290
               400M  Fulton County Hsg. Auth. Multi-Family
                       Hsg.  Rev. Bonds, VR,
                       (LOC; Fannie Mae)                                       3.97          400,000           257
               300M  Roswell Hsg. Auth. Multi-Family
                       Rev. Bonds,  VR, (Fannie Mae
                       Liquidity Fac.)                                         3.97          300,000           193
               200M  Whitfield County Residential Care Facs.
                       Auth. Rev. Bonds, VR, (LOC;
                       Wachovia Bank)                                          4.00          200,000           129
------------------------------------------------------------------------------------------------------------------
                                                                                           1,350,000           869
------------------------------------------------------------------------------------------------------------------
                     Illinois--7.9%
               525M  Cook County GO Bonds, 11/15/2006
                       (FGIC Ins.)                                             3.53          529,743           341
               700M  Illinois Health Facs. Auth. Rev. Bonds,
                       VR, (LOC; Northern Trust Co.)                           4.00          700,000           451
------------------------------------------------------------------------------------------------------------------
                                                                                           1,229,743           792
------------------------------------------------------------------------------------------------------------------
                     Kentucky--6.4%
               600M  Fort Mitchell League of Cities Lease Rev.
                       Bonds, VR, (LOC; U.S. Bank, NA)                         3.99          600,000           386
               400M  Newport League of Cities Lease Rev.
                       Bonds, VR, (LOC; U.S. Bank, NA)                         3.99          400,000           258
------------------------------------------------------------------------------------------------------------------
                                                                                           1,000,000           644
------------------------------------------------------------------------------------------------------------------
                     Massachusetts--1.3%
               200M  Massachusetts State Health & Edl. Facs.
                       Auth. Rev. Bonds, VR,
                       (LOC; Bank of America)                                  3.93          200,000           129
------------------------------------------------------------------------------------------------------------------
                     Mississippi--4.5%
               700M  Jackson Cnty. Port. Fac. Rev. Bonds, VR,
                       (CO; Chevron Corp.)                                     4.04          700,000           451
------------------------------------------------------------------------------------------------------------------







------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
Principal                                                                  Interest                     $10,000 of
Amount               Security                                                  Rate+           Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                     New Jersey--9.4%
              $700M  New Jersey Health Care Facs.
                       Fin. Auth. Rev. Bonds, VR,
                       (LOC; JPMorgan Chase & Co.)                             3.94%        $700,000          $451
               250M  New Jersey State Tpk. Auth. Rev.
                       Bonds, 1/1/2007  (MBIA Ins.)                            3.59          252,343           162
               500M  Newark GO Bonds, 10/1/2006
                       (FSA Ins.)                                              3.81          500,804           323
------------------------------------------------------------------------------------------------------------------
                                                                                           1,453,147           936
------------------------------------------------------------------------------------------------------------------
                     New York--.7%
               100M  New York GO Bond, VR, (LOC;
                       JP Morgan Chase & Co.)                                  4.01          100,000            65
------------------------------------------------------------------------------------------------------------------
                     Ohio--6.9%
               600M  Lucas County Facs. Improvement
                       Rev. Bonds, VR,
                       (LOC; Fifth Third Bank)                                 3.97          600,000           386
               468M  Warren County Health Care Facs.
                       Rev. Bonds, VR,
                       (LOC; Fifth Third Bank)                                 4.01          468,000           301
------------------------------------------------------------------------------------------------------------------
                                                                                           1,068,000           687
------------------------------------------------------------------------------------------------------------------
                     Pennsylvania--4.0%
               615M  Bethlehem Area School District
                       GO Bonds, 9/1/2006 (FGIC Ins.)                          3.30          617,238           398
------------------------------------------------------------------------------------------------------------------
                     Rhode Island--3.9%
               600M  Rhode Island State Hlth. &
                       Edl. Building Corp. Rev. Bonds, VR,
                       (LOC; Bank of New York)                                 4.01          600,000           386
------------------------------------------------------------------------------------------------------------------
                     Tennessee--4.5%
               700M  Clarksville Pub. Bldg. Auth. Rev.
                       Bonds, VR, (LOC: Bank of America)                       4.05          700,000           451
------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
TAX-EXEMPT MONEY MARKET FUND
June 30, 2006

------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
Principal                                                                  Interest                     $10,000 of
Amount               Security                                                  Rate+           Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                     Texas--1.8%
              $285M  Tarrant County Housing Rev. Bonds, VR,
                       (Fannie Mae Collateral Agreement)                       3.97%        $285,000          $184
------------------------------------------------------------------------------------------------------------------
                     Utah--1.6%
               250M  Intermountain Power Agy. Power Supply
                       Rev. Bonds, 7/1/2006 (MBIA Ins.)
                       (U.S. Treasury Obligations)                             3.20          250,000           161
------------------------------------------------------------------------------------------------------------------
                     Virginia--2.6%
               400M  Alexandria Industrial Dev. Auth. Rev.
                       Bonds, VR, (LOC; Bank of America)                       4.00          400,000           258
------------------------------------------------------------------------------------------------------------------
                     Washington--2.3%
               100M  Douglas County Pub. Util. Dist. Rev.
                       Bonds, 9/1/2006 (MBIA Ins.)                             3.00          100,000            64
               250M  Seattle Housing Auth. Rev. Bonds, VR,
                                                                               4.00          250,000           161
------------------------------------------------------------------------------------------------------------------
                                                                                             350,000           225
------------------------------------------------------------------------------------------------------------------
                     Wisconsin--4.5%
               200M  Milwaukee County GO Bonds,
                       12/1/2006 (FSA Ins.)                                    3.47          200,024           129
               500M  Wisconsin State Health & Educ. Facs.
                       Auth. Rev. Bonds, VR,
                       (LOC; JPMorgan Chase & Co.)                             4.00          500,000           322
------------------------------------------------------------------------------------------------------------------
                                                                                             700,024           451
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $15,337,551)++                                                         98.8%      15,337,551         9,878
Other Assets, Less Liabilities                                                  1.2          190,195           122
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%     $15,527,746       $10,000
==================================================================================================================






    + The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at June 30, 2006. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

   ++ Aggregate cost for federal income tax purposes is the same.

      Summary of Abbreviations:

        AMBAC American Municipal Bond Assurance Corporation
        CO    Corporate Obligor
        FGIC  Financial Guaranty Insurance Company
        FSA   Financial Security Assurance
        GO    General Obligation
        LOC   Letter of Credit
        MBIA  Municipal Bond Investors Assurance Insurance Corporation
        VR    Variable Rate Securities

See notes to financial statements.


Fund Expenses
INSURED INTERMEDIATE TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $995.36           $4.73
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.19           $4.78
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $991.60           $8.44
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,016.45           $8.55
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.70% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

California                                       15.1%
Michigan                                         10.7%
Arizona                                           9.8%
New York                                          8.2%
Pennsylvania                                      6.1%
Massachusetts                                     6.1%
West Virginia                                     4.9%
Indiana                                           4.6%
North Carolina                                    3.9%
Connecticut                                       3.9%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--98.8%
                     Alabama--2.0%
            $1,000M  Birmingham Series "A" 5 1/2% 4/1/2013                                $1,085,000              $200
----------------------------------------------------------------------------------------------------------------------
                     Alaska--1.9%
             1,000M  Alaska St. Sport Fishing Rev. 5% 4/1/2017                             1,018,750               188
----------------------------------------------------------------------------------------------------------------------
                     Arizona--9.7%
             2,000M  Arizona St. Trans. Brd. Rev. Series "B"
                       5% 7/1/2012                                                         2,107,500               389
             1,000M  Downtown Phoenix Hotel Corp. Rev. Series "A"
                       5% 7/1/2012                                                         1,053,750               194
             1,000M  Maricopa Cnty. Sch. Dist. # 69 (Paradise Valley)
                       5% 7/1/2013                                                         1,057,500               195
             1,000M  Univ. of Arizona COP Series "A"
                       5 1/4% 6/1/2009                                                     1,036,250               191
----------------------------------------------------------------------------------------------------------------------
                                                                                           5,255,000               969
----------------------------------------------------------------------------------------------------------------------
                     California--14.9%
                     California St. Wtr. & Pwr. Revenue:
             1,000M    Series "A" 5 1/4% 5/1/2010                                          1,046,250               193
             2,000M    Series "A" 5 1/2% 5/1/2012*                                         2,182,500               402
             1,000M  California Statewide Cmntys. Pollution Cntl.
                       Rev. Series "B" 4.1% 4/1/2028**                                       995,000               183
             2,500M  Los Angeles Cnty. Pub. Wks. (Calabasas Landfill)
                       5% 6/1/2020                                                         2,575,000               475
             1,240M  Los Angeles Wtr. & Pwr. Rev. Series "A"
                       5 1/4% 7/1/2018                                                     1,305,100               241
----------------------------------------------------------------------------------------------------------------------
                                                                                           8,103,850             1,494
----------------------------------------------------------------------------------------------------------------------
                     Connecticut--3.9%
             2,000M  Waterbury GO Series "B" 5% 4/1/2013                                   2,112,500               389
----------------------------------------------------------------------------------------------------------------------
                     District of Columbia--1.9%
             1,000M  District of Columbia COP 5 1/4% 1/1/2010                              1,040,000               192
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Indiana--4.6%
            $1,310M  Indiana St. Fin. Auth. Rev. (Indianapolis
                       Archdiocese) Series "A" 5% 7/1/2013                                $1,377,137              $254
             1,000M  New Albany Floyd County Sch. Bldg. Corp.
                       5 3/4% 7/15/2012*                                                   1,093,750               202
----------------------------------------------------------------------------------------------------------------------
                                                                                           2,470,887               456
----------------------------------------------------------------------------------------------------------------------
                     Kansas--2.0%
             1,025M  Shawnee Cnty. Sch. Dist. #345 (Seaman) GO
                       5% 9/1/2011 (when-issued)                                           1,073,687               198
----------------------------------------------------------------------------------------------------------------------
                     Louisiana--2.5%
             1,000M  Louisiana St. Citizens Ppty. Ins. Rev. Series "B"
                       5 1/4% 6/1/2013                                                     1,063,750               196
               300M  New Orleans GO 5 1/8% 12/1/2010                                         312,750                58
----------------------------------------------------------------------------------------------------------------------
                                                                                           1,376,500               254
----------------------------------------------------------------------------------------------------------------------
                     Massachusetts--6.0%
             3,115M  Massachusetts St. Wtr. Res. Auth. Inverse Floater Rate
                       6.473% 8/1/2024***                                                  3,262,962               602
----------------------------------------------------------------------------------------------------------------------
                     Michigan--10.6%
             1,030M  Coopersville Area Pub. Schs. GO 5% 5/1/2014                           1,086,650               200
             1,000M  Gibraltar Sch. Dist. Bldg. & Site GO
                       5% 5/1/2012                                                         1,051,250               194
             1,130M  Michigan Muni. Bond Auth. Rev. Series "A"
                       5% 5/1/2019                                                         1,172,375               216
             1,335M  Mount Clemens Cmnty. School District GO
                       5% 5/1/2014                                                         1,408,425               260
             1,000M  River Rouge School District GO 5% 5/1/2019                            1,038,750               191
----------------------------------------------------------------------------------------------------------------------
                                                                                           5,757,450             1,061
----------------------------------------------------------------------------------------------------------------------
                     Mississippi--1.9%
             1,000M  Gulfport GO 5% 3/1/2010                                               1,036,250               191
----------------------------------------------------------------------------------------------------------------------
                     New Jersey--2.0%
             1,000M  New Jersey Ed. Facs. (Richard Stockton College)
                       Rev. Series "F" 5% 7/1/2014                                         1,055,000               195
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     New York--8.1%
            $2,225M  New York City GO 5 1/8% 6/1/2018                                     $2,322,344              $428
                     New York State Dorm. Auth. Revenue:
             1,000M    Personal Income Tax 5% 3/15/2012                                    1,052,500               194
             1,000M    Student Hsg. Corp. 5% 7/1/2010                                      1,041,250               192
----------------------------------------------------------------------------------------------------------------------
                                                                                           4,416,094               814
----------------------------------------------------------------------------------------------------------------------
                     North Carolina--3.9%
             1,040M  Buncombe Cnty. Met. Swr. Sys. Rev.
                       5% 7/1/2018                                                         1,088,100               201
             1,000M  North Carolina Pwr. Agy. (Catawba Electric)
                       Rev. Series "A" 5% 1/1/2017                                         1,026,250               189
----------------------------------------------------------------------------------------------------------------------
                                                                                           2,114,350               390
----------------------------------------------------------------------------------------------------------------------
                     Ohio--3.8%
             2,000M  Lakewood City School Dist. GO 5% 12/1/2018                            2,077,500               383
----------------------------------------------------------------------------------------------------------------------
                     Oklahoma--.4%
               215M  Grady County Indl. Dev. Auth. Rev.
                       5 3/8% 11/1/2009                                                      219,569                40
----------------------------------------------------------------------------------------------------------------------
                     Oregon--2.0%
             1,000M  Washington Cnty. School Dist. #15
                       (Forest Grove) GO 5 3/8% 6/15/2011*                                 1,063,750               196
----------------------------------------------------------------------------------------------------------------------
                     Pennsylvania--6.1%
             1,000M  Penn Manor School Dist. GO 5% 6/1/2014                                1,050,000               194
             2,000M  Pennsylvania St. First Series GO 5% 1/1/2017                          2,085,000               384
               150M  Philadelphia Auth. Indl. Dev. Lease Rev.
                       5 1/4% 10/1/2010                                                      157,688                29
----------------------------------------------------------------------------------------------------------------------
                                                                                           3,292,688               607
----------------------------------------------------------------------------------------------------------------------
                     Tennessee--1.9%
             1,000M  Wilson County GO 5% 4/1/2013                                          1,053,750               194
----------------------------------------------------------------------------------------------------------------------
                     Texas--1.9%
             1,000M  Lower Colorado River Auth. Rev. 5% 5/15/2013                          1,040,000               192
----------------------------------------------------------------------------------------------------------------------
                     West Virginia--4.9%
             2,500M  West Virginia St. GO 5% 6/1/2012                                      2,631,250               485
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Wisconsin--1.9%
            $1,000M  Wisconsin State Petroleum Ins. Fee Rev.
                     Series "1" 5% 7/1/2011                                               $1,042,500              $192
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $53,879,586)                            98.8%        53,599,287             9,882
Other Assets, Less Liabilities                                                1.2            638,302               118
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%       $54,237,589           $10,000
======================================================================================================================

                                                                        Expiration          Notional        Unrealized
Interest Rate Swap                                                            Date            Amount      Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.976% with Citibank, N.A.                                    6/15/2013            $5,000M          $14,359
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.

*** Inverse floating rate security (see Note 1F). The interest rates are reset weekly by the issuer and are the rates in effect at June 30, 2006.

    Summary of Abbreviations:

      COP Certificate of Participation
      GO General Obligation

See notes to financial statements


Fund Expenses
INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $996.30           $4.98
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,019.94           $5.04
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $992.67           $8.59
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,016.30           $8.70
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.73% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

Illinois                                         13.1%
Georgia                                          11.7%
Texas                                             9.3%
New York                                          8.9%
Massachusetts                                     4.6%
Nevada                                            4.6%
California                                        4.2%
Wisconsin                                         3.7%
New Jersey                                        3.5%
North Carolina                                    3.4%


Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--97.4%
                     Alabama--.9%
            $5,835M  Alabama Water Pollution Control Auth.
                       6% 8/15/2014                                                       $6,170,512               $86
----------------------------------------------------------------------------------------------------------------------
                     Arizona--2.8%
             5,135M  Arizona Board Regents COP 5% 6/1/2022                                 5,301,887                74
             8,550M  Arizona State Municipal Fing. Prog. COP
                       7.7% 8/1/2010                                                       9,362,250               131
             5,000M  Phoenix Civic Improvement Corp. 5% 7/1/2030                           5,137,500                72
----------------------------------------------------------------------------------------------------------------------
                                                                                          19,801,637               277
----------------------------------------------------------------------------------------------------------------------
                     California--4.2%
                     California State General Obligations:
            10,000M    5% 6/1/2027                                                        10,237,500               143
             5,000M    5% 11/1/2030                                                        5,068,750                71
             2,000M  Colton Joint Unified School Dist. GO Series "A"
                       5 3/8% 8/1/2026                                                     2,147,500                30
                     Dublin Unified School Dist. GO Series "A":
             2,400M    5% 8/1/2027                                                         2,457,000                35
             2,600M    5% 8/1/2028                                                         2,658,500                37
             7,000M  Golden State Tobacco Sec. Rev. Series "A"
                       5% 6/1/2035                                                         7,087,500                99
----------------------------------------------------------------------------------------------------------------------
                                                                                          29,656,750               415
----------------------------------------------------------------------------------------------------------------------
                     Connecticut--2.8%
             9,890M  Connecticut State GO Series "C" 5% 4/1/2023                          10,260,875               144
             9,000M  Connecticut State Spl. Tax Oblig. Rev.
                       Trans. Infrastructure 6 1/8%  9/1/2012                              9,821,250               137
----------------------------------------------------------------------------------------------------------------------
                                                                                          20,082,125               281
----------------------------------------------------------------------------------------------------------------------
                     District of Columbia--.8%
             5,000M  District of Columbia GO Series "B"
                       6% 6/1/2021                                                         5,831,250                82
----------------------------------------------------------------------------------------------------------------------
                     Florida--.2%
             1,220M  West Coast Regl. Wtr. Supply Rev.
                       10.4% 10/1/2010*                                                    1,389,275                19
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Georgia--11.5%
           $15,000M  Atlanta Airport Rev. Series "A"
                       5 1/2% 1/1/2010*                                                  $15,900,000              $222
             9,040M  Atlanta Water & Wastewater Rev. Series "A"
                       5 1/2% 11/1/2019                                                   10,045,700               140
             2,540M  Fulton County Dev. Auth. Rev. Klaus Parking
                     & Family Hsg. Projs. (Georgia Tech. Facs.)
                       5 1/4% 11/1/2021                                                    2,692,400                38
                     Metropolitan Atlanta Rapid Transit Authority
                       Sales Tax Revenue:
            20,450M      6 1/4% 7/1/2011                                                  22,162,688               310
            28,305M      6% 7/1/2013                                                      31,666,219               443
----------------------------------------------------------------------------------------------------------------------
                                                                                          82,467,007             1,153
----------------------------------------------------------------------------------------------------------------------
                     Hawaii--1.7%
                     Hawaii State General Obligations:
             5,500M    6% 10/1/2009                                                        5,850,625                82
             6,000M    6% 10/1/2010                                                        6,465,000                90
----------------------------------------------------------------------------------------------------------------------
                                                                                          12,315,625               172
----------------------------------------------------------------------------------------------------------------------
                     Illinois--12.9%
                     Chicago Board of Education Lease
                       Certificates of Participation Series "A":
             5,000M      6% 1/1/2016                                                       5,656,250                79
            36,200M      6% 1/1/2020                                                      41,132,250               575
                     Illinois Development Fin. Auth. Revenue
                       (Rockford School #205):
             5,000M      6.6% 2/1/2010                                                     5,437,500                76
             3,000M      6.65% 2/1/2011                                                    3,330,000                47
                     Illinois State First Series General Obligations:
             5,250M      6 1/8% 1/1/2010*                                                  5,624,062                79
             4,500M      5 1/2% 2/1/2016                                                   4,809,375                67
             8,000M      5 1/2% 5/1/2017                                                   8,460,000               118
            12,000M      5 1/2% 5/1/2018                                                  12,675,000               177
             4,000M  Regional Transportation Auth. 7 3/4% 6/1/2019                         5,120,000                72
----------------------------------------------------------------------------------------------------------------------
                                                                                          92,244,437             1,290
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Louisiana--2.1%
           $10,000M  Ernest N. Morial (New Orleans LA Exhibit Hall)
                       Auth. Spl. Tax 5% 7/15/2033                                       $10,087,500              $141
            10,850M  Regional Trans. Auth. Zero Coupon 12/1/2021                           4,936,750                69
----------------------------------------------------------------------------------------------------------------------
                                                                                          15,024,250               210
----------------------------------------------------------------------------------------------------------------------
                     Massachusetts--4.5%
            10,025M  Boston Water & Sewer Rev. 5 3/4% 11/1/2013                           10,664,093               149
            20,550M  Massachusetts State GO 6% 8/1/2009                                   21,834,375               305
----------------------------------------------------------------------------------------------------------------------
                                                                                          32,498,468               454
----------------------------------------------------------------------------------------------------------------------
                     Michigan--2.3%
            10,000M  Michigan State Environmental Protection
                       Prog. GO 6 1/4% 11/1/2012                                          10,875,000               152
             4,500M  Monroe County Economic Dev. Corp.
                       (Detroit Edison Co.) 6.95% 9/1/2022                                 5,709,375                80
----------------------------------------------------------------------------------------------------------------------
                                                                                          16,584,375               232
----------------------------------------------------------------------------------------------------------------------
                     Minnesota--1.8%
                     Minneapolis & St. Paul Metro Airports Comm.
                       Airport Rev. Series "C":
             3,380M    5 1/2% 1/1/2017                                                     3,582,800                50
             3,315M    5 1/2% 1/1/2018                                                     3,505,613                49
             5,770M    5 1/2% 1/1/2019                                                     6,094,563                85
----------------------------------------------------------------------------------------------------------------------
                                                                                          13,182,976               184
----------------------------------------------------------------------------------------------------------------------
                     Missouri--2.6%
                     Missouri State Health & Educ. Facs. Auth.
                       Series "A" (BJC Hlth. Sys.):
             6,840M    6 3/4% 5/15/2010                                                    7,515,450               105
            10,175M    6 3/4% 5/15/2011                                                   11,396,000               159
----------------------------------------------------------------------------------------------------------------------
                                                                                          18,911,450               264
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Nevada--4.5%
                     Clark County Nevada Bond Bank
                       General Obligations:
            $8,195M      5 1/2% 6/1/2017                                                 $8,748,162              $122
             8,645M      5 1/2% 6/1/2018                                                  9,228,537               129
             6,000M  Las Vegas New Convention & Visitors
                       Auth. Revenue 5 3/4% 7/1/2009*                                     6,360,000                89
                     Truckee Meadows Nevada Water Authority Revenue:
             6,115M    5 1/2% 7/1/2017                                                    6,527,763                91
             1,500M    5 1/2% 7/1/2019                                                    1,601,250                23
----------------------------------------------------------------------------------------------------------------------
                                                                                         32,465,712               454
----------------------------------------------------------------------------------------------------------------------
                     New Jersey--3.4%
            10,000M  New Jersey State Trans. Corp. COP Fed.
                       Trans. Admin. Grants Series "A"
                       5 3/4% 9/15/2009*                                                 10,525,000               147
            13,500M  New Jersey State Turnpike Auth. Inverse
                       Floater Rate 5.909% 1/1/2035***                                   13,905,000               195
----------------------------------------------------------------------------------------------------------------------
                                                                                         24,430,000               342
----------------------------------------------------------------------------------------------------------------------
                     New Mexico--1.5%
            10,000M  New Mexico Fin. Auth. State Trans. Rev.
                       Series "A" 5 1/4% 6/15/2021                                       10,537,500               147
----------------------------------------------------------------------------------------------------------------------
                     New York--8.8%
                     New York City General Obligations:
             5,000M    Series "C" 5 1/2% 3/15/2015                                        5,325,000                74
             3,275M    Series "G" 5 5/8% 8/1/2020                                         3,516,531                49
            22,250M  New York City Municipal Water Fin. Auth.
                       Rev. 6% 6/15/2021                                                 26,004,688               364
                     New York State Dorm. Auth. Rev.
                       (New York University):
             5,000M    5 7/8% 5/15/2017                                                   5,681,250                79
            10,000M    Series "A" 5 3/4% 7/1/2027                                        11,425,000               160
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     New York (continued)
            $5,185M  New York State Housing Fin. Agy. Rev.
                     5 7/8% 11/1/2010                                                     $5,288,700               $74
             5,000M  Suffolk County Judicial Facs. Agy.
                     (John P. Cohalan Complex)
                       5 3/4% 10/15/2013                                                   5,331,250                75
----------------------------------------------------------------------------------------------------------------------
                                                                                          62,572,419               875
----------------------------------------------------------------------------------------------------------------------
                     North Carolina--3.3%
             3,030M  Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                     3,192,862                45
                     North Carolina Municipal Pwr. Agy.
                     (Catawba Elec.):
            10,110M    6% 1/1/2010                                                        10,779,788               151
             8,945M    6% 1/1/2011                                                         9,671,781               135
----------------------------------------------------------------------------------------------------------------------
                                                                                          23,644,431               331
----------------------------------------------------------------------------------------------------------------------
                     North Dakota--1.7%
            10,500M  Mercer County Pollution Control Rev.
                     (Basin Elec. Pwr. Coop.) 7.2% 6/30/2013                              11,865,000               166
----------------------------------------------------------------------------------------------------------------------
                     Ohio--1.0%
             6,000M  Jefferson County Jail Construction GO
                     5 3/4% 12/1/2019                                                      6,802,500                95
----------------------------------------------------------------------------------------------------------------------
                     Oklahoma--.8%
                     Oklahoma State Ind. Dev. Auth.
                     (Intregris Hlth. Sys.):
             2,330M    6% 8/15/2009*                                                       2,487,275                35
             3,210M    6% 8/15/2017                                                        3,418,650                48
----------------------------------------------------------------------------------------------------------------------
                                                                                           5,905,925                83
----------------------------------------------------------------------------------------------------------------------
                     Oregon--.8%
                     Portland Urban Renewal & Redev. South Park
                     Blocks Series "A":
             2,695M    5 3/4% 6/15/2015                                                    2,890,388                40
             2,630M    5 3/4% 6/15/2016                                                    2,820,675                40
----------------------------------------------------------------------------------------------------------------------
                                                                                           5,711,063                80
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Pennsylvania--2.6%
            $4,925M  Philadelphia Housing Auth. Capital Fund
                       Prog. Rev. Series "A" 5 1/2% 12/1/2019                             $5,325,156               $75
            12,050M  Pittsburgh Water & Sewer Auth. Rev.
                       6 1/2% 9/1/2013                                                    13,526,125               189
----------------------------------------------------------------------------------------------------------------------
                                                                                          18,851,281               264
----------------------------------------------------------------------------------------------------------------------
                     South Dakota--.6%
             3,855M  South Dakota Hlth. & Educ. Facs. Auth.
                       (McKennan Hosp.) 7 5/8% 1/1/2008*                                   4,042,930                57
----------------------------------------------------------------------------------------------------------------------
                     Tennessee--.5%
             3,500M  Memphis-Shelby County Sports Auth. Rev.
                       (Memphis Arena Proj.) Series "A"
                       5 1/2% 11/1/2016                                                    3,788,750                53
----------------------------------------------------------------------------------------------------------------------
                     Texas--9.2%
            16,000M  Austin Utilities Systems Rev. 6% 11/15/2013                          17,540,000               245
             5,000M  Harris County Inverse Floater Rate
                       6.416% 8/15/2035***                                                 5,356,250                75
                     Harris County Toll Road Sub. Liens General
                       Obligations Series "A":
            11,065M    6 1/2% 8/15/2012                                                   12,503,450               175
             7,305M    6 1/2% 8/15/2013                                                    8,373,357               117
                     Houston Water Conveyance System Certificates
                       of Participation:
             4,705M    6 1/4% 12/15/2013                                                   5,310,768                74
             6,035M    6 1/4% 12/15/2015                                                   6,917,618                97
             9,400M  Lower Colorado River Auth. Rev. 5% 5/15/2031                          9,517,500               133
----------------------------------------------------------------------------------------------------------------------
                                                                                          65,518,943               916
----------------------------------------------------------------------------------------------------------------------
                     Utah--.3%
             1,590M  Provo Utah Electric System Rev.
                       10 3/8% 9/15/2015                                                   2,041,163                29
----------------------------------------------------------------------------------------------------------------------
                     Virginia--.5%
             3,310M  Norfolk Airport Auth. Rev. Series "A"
                       5% 7/1/2022                                                         3,384,475                47
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Washington--3.2%
                     Snohomish County Washington Ltd. Tax
                       General Obligations:
            $7,975M    5 1/2% 12/1/2017                                                   $8,433,563              $118
             8,410M    5 1/2% 12/1/2018                                                    8,883,063               124
             5,490M  Washington State GO 5% 1/1/2023                                       5,661,563                79
----------------------------------------------------------------------------------------------------------------------
                                                                                          22,978,189               321
----------------------------------------------------------------------------------------------------------------------
                     Wisconsin--3.6%
            12,000M  Superior Wisconsin Ltd. Oblig. Rev. (Midwest
                       Energy) 6.9% 8/1/2021                                              14,940,000               209
            10,745M  Wisconsin State Series "E" GO 5% 5/1/2025                            11,107,644               155
----------------------------------------------------------------------------------------------------------------------
                                                                                          26,047,644               364
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $648,218,468)                                       696,748,062             9,743
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM TAX EXEMPT INVESTMENTS--.9%
                     Adjustable Rate Notes **
             5,000M  New York City Trans. Fin. Auth. 3.95%                                 5,000,000                70
             1,500M  Royal Oak Mich. Hosp. Fin. Auth. Rev. 3.94%                           1,500,000                21
----------------------------------------------------------------------------------------------------------------------
Total Value of Short Term-Tax Exempt Investments (cost $6,500,000)                         6,500,000                91
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $654,718,468)                     98.3%       703,248,062             9,834
Other Assets, Less Liabilities                                                1.7         11,889,313               166
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $715,137,375           $10,000
======================================================================================================================







----------------------------------------------------------------------------------------------------------------------
                                                                       Expiration           Notional     Unrealized
Interest Rate Swaps                                                          Date             Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.863% with JPMorgan Chase Bank, N.A.                        6/15/2011            $35,600M       $123,566

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.976% with Citibank, N.A.                                   6/15/2013             37,500M        107,693
--------------------------------------------------------------------------------------------------------------------
                                                                                             $73,100M       $231,259
====================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Interest rates are determined and reset periodically by the issuer and are the rates in effect at
    June 30, 2006.

*** Inverse floating rate security (see Note 1F). The interest rates are reset weekly by the issuer and are the rates in effect at June 30, 2006.

    Summary of Abbreviations:

      COP Certificate of Participation
      GO  General Obligation

See notes to financial statements


Fund Expenses
INSURED TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $999.89           $4.99
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,019.94           $5.04
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $995.96           $8.71
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,016.20           $8.80
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.75% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

Florida                                          10.6%
Michigan                                          9.9%
California                                        8.8%
Texas                                             7.7%
Ohio                                              7.2%
Colorado                                          6.4%
Pennsylvania                                      5.5%
Massachusetts                                     4.7%
Minnesota                                         4.4%
Nebraska                                          4.1%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
INSURED TAX EXEMPT FUND II
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--94.3%
                     Alabama--.2%
              $250M  Coffee County Public Bldg. Auth.
                       6.1%  9/1/2006*                                                        $255,873             $22
----------------------------------------------------------------------------------------------------------------------
                     Alaska--.9%
             1,000M  Alaska Intl. Airport Rev. Series "B"
                       5 3/4% 10/1/2012*                                                     1,095,000              92
----------------------------------------------------------------------------------------------------------------------
                     Arizona--1.8%
             1,000M  Arizona Board Regents COP 5% 6/1/2024                                   1,028,750              87
             1,075M  Pinal Cnty. Sch. Dist. #43 Apache Jct. GO
                       Series "A" 5% 7/1/2022                                                1,111,281              93
----------------------------------------------------------------------------------------------------------------------
                                                                                             2,140,031             180
----------------------------------------------------------------------------------------------------------------------
                     California--8.7%
             5,000M  California State GO 5% 6/1/2027                                         5,118,750             430
             2,550M  Dublin Unified Sch. Dist. GO Series "A"
                       5% 8/1/2029                                                           2,604,187             219
             1,505M  Imperial Cmnty. College Dist. GO 5% 8/1/2026                            1,546,387             130
             1,000M  Peralta Cmnty. College Dist. GO 5% 8/1/2025                             1,030,000              87
----------------------------------------------------------------------------------------------------------------------
                                                                                            10,299,324             866
----------------------------------------------------------------------------------------------------------------------
                     Colorado--6.3%
             1,500M  Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J
                       Aurora GO Series "A" 5 1/8% 12/1/2021                                 1,575,000             132
             2,250M  Aspen Fire Protection Dist. GO 5% 12/1/2026                             2,317,500             195
             1,505M  Aurora Sewer Impt. Rev. 5% 8/1/2024                                     1,561,437             131
             1,000M  Centennial Downs Met. Dist. GO 5% 12/1/2028                             1,022,500              86
             1,000M  Lafayette Water Rev. 5 1/4% 12/1/2023                                   1,055,000              89
----------------------------------------------------------------------------------------------------------------------
                                                                                             7,531,437             633
----------------------------------------------------------------------------------------------------------------------
                     Florida--10.5%
               335M  Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                346,306              29
             2,000M  Florida State University Edl. Sys. Facs.
                       Rev. Series "A" 5% 5/1/2027                                           2,052,500             172
             1,000M  Orlando & Orange Cnty. Expwy. Rev.
                       5% 7/1/2028                                                           1,020,000              86
             2,995M  Riviera Beach Water & Swr. Rev. 5% 10/1/2029                            3,077,363             259
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
-----------------------------------------------------------------------------------------------------------------------
                     Florida (continued)
            $2,200M  Sarasota Utility System Rev. Series "A"
                       5% 10/1/2024                                                       $2,271,500              $191
             1,580M  Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                          1,672,825               141
             2,000M  Winter Haven Utility Sys. Rev. 4 3/4% 10/1/2028                       1,990,000               167
----------------------------------------------------------------------------------------------------------------------
                                                                                          12,430,494             1,045
----------------------------------------------------------------------------------------------------------------------
                     Georgia--3.3%
             1,760M  East Point Bldg. Auth. Water & Sewer Rev.
                       Series "A" 5% 2/1/2023                                              1,817,200               153
             1,000M  Fulton Cnty. Dev. Auth. Rev. Klaus Parking &
                       Family Hsg. Projs. (Georgia Tech. Facs.)
                       5 1/4% 11/1/2021                                                    1,060,000                89
             1,000M  Georgia Municipal Association, Inc. COP
                       (City Court Atlanta Proj.) 5 1/8% 12/1/2021                         1,047,500                88
----------------------------------------------------------------------------------------------------------------------
                                                                                           3,924,700               330
----------------------------------------------------------------------------------------------------------------------
                     Illinois--.9%
             1,000M  Illinois State Sales Tax Rev. 5% 6/15/2031                            1,017,500                86
----------------------------------------------------------------------------------------------------------------------
                     Indiana--3.1%
             1,030M  Baugo School Bldg. Corp. 5 1/2% 1/15/2012*                            1,107,250                93
             1,105M  Merrillville Multi-School Building Corp. GO
                       5 1/2% 1/15/2012*                                                   1,187,875               100
             1,250M  Zionsville Community Schools Bldg. Corp. GO
                       5 3/4% 1/15/2012*                                                   1,359,375               114
----------------------------------------------------------------------------------------------------------------------
                                                                                           3,654,500               307
----------------------------------------------------------------------------------------------------------------------
                     Louisiana--1.6%
             1,845M  Louisiana Local Govt. Env. Facs. & Comm.
                       5 1/4% 10/1/2021                                                    1,921,106               162
----------------------------------------------------------------------------------------------------------------------
                     Massachusetts--4.7%
             1,305M  Ashland GO 5 1/4% 5/15/2021                                           1,389,825               117
             2,000M  Massachusetts State Dev. Fin. Agy. Rev.
                       (Boston Univ.) 5% 10/1/2035                                         2,037,500               172
             1,000M  Springfield GO 5 1/4% 1/15/2022                                       1,060,000                89
             1,000M  University Bldg. Auth. Proj. Rev. 5 1/4% 11/1/2013*                   1,072,500                90
----------------------------------------------------------------------------------------------------------------------
                                                                                           5,559,825               468
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Michigan--9.8%
            $1,000M  Fraser Public Schools Bldg. & Site GO
                       5% 5/1/2024                                                        $1,031,250               $87
             1,105M  Grand Rapids Cmnty. College GO
                       5 1/4% 5/1/2021                                                     1,160,250                98
             1,625M  Grass Lake Cmnty. School District GO
                       5% 5/1/2031                                                         1,651,406               139
             1,000M  Jackson Public Schools Bldg. & Site GO
                       5% 5/1/2026                                                         1,022,500                86
             1,000M  Michigan Public Pwr. Agy. Rev. (Combustion
                       Turbine #1 Proj.) 5 1/4% 1/1/2018                                   1,050,000                88
             1,910M  New Haven Cmnty. School Bldg. & Site GO
                       5% 5/1/2025                                                         1,962,525               165
             3,600M  Southfield Public School Bldg. & Site
                       Series "B" GO 5 1/8% 5/1/2021                                       3,775,500               317
----------------------------------------------------------------------------------------------------------------------
                                                                                          11,653,431               980
----------------------------------------------------------------------------------------------------------------------
                     Minnesota--4.3%
             5,000M  Western Minnesota Mun. Power Agy. Series "A"
                       5% 1/1/2030                                                         5,100,000               429
----------------------------------------------------------------------------------------------------------------------
                     Missouri--1.0%
               200M  Liberty Sewer System Rev. 6.15%  2/1/2009*                              211,000                18
               310M  Springfield Pub. Bldg. Corp. Leasehold Rev.
                       (Springfield Rec. Proj.) Series "B"
                         5.85% 6/1/2010*                                                     330,538                28
               250M  St. Joseph School Dist. GO (Direct Dep. Prog.)
                         5 3/4% 3/1/2019                                                     266,563                22
               375M  St. Louis County Pattonville R-3 School Dist.
                         GO (Direct Dep. Prog.) 5 3/4% 3/1/2010*                             401,719                34
----------------------------------------------------------------------------------------------------------------------
                                                                                           1,209,820               102
----------------------------------------------------------------------------------------------------------------------
                     Nebraska--4.0%
             1,000M  Municipal Energy Agency 5 1/4% 4/1/2021                               1,050,000                88
             3,675M  Omaha Pub. Pwr. Dist. Elec. Rev. 5% 2/1/2030                          3,762,281               317
----------------------------------------------------------------------------------------------------------------------
                                                                                           4,812,281               405
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     New Jersey--2.9%
            $1,000M  Hudson County COP 5% 12/1/2021                                       $1,031,250               $87
             2,350M  New Jersey State Educ. Facs. Auth. Rowan Univ.
                       5 1/8% 7/1/2021                                                     2,455,750               206
----------------------------------------------------------------------------------------------------------------------
                                                                                           3,487,000               293
----------------------------------------------------------------------------------------------------------------------
                     New York--3.0%
                     Camden Central School District General
                       Obligations:
               725M    5 1/2% 3/15/2016                                                      781,187                66
               250M    5 1/2% 3/15/2017                                                      269,688                23
             2,500M  New York State Thruway Auth. Rev.
                       4 3/4% 1/1/2030                                                     2,503,125               210
----------------------------------------------------------------------------------------------------------------------
                                                                                           3,554,000               299
----------------------------------------------------------------------------------------------------------------------
                     North Carolina--.9%
             1,050M  University of North Carolina (Wilmington
                       Student Hsg. Proj.) 5% 6/1/2022                                     1,077,562                91
----------------------------------------------------------------------------------------------------------------------
                     North Dakota--1.5%
             1,715M  North Dakota State Brd. Higher Educ. Rev.
                       (Wellness Proj.) 5% 4/1/2029                                        1,745,013               147
----------------------------------------------------------------------------------------------------------------------
                     Ohio--7.1%
             1,255M  Akron Sewer System Rev. 5 1/4% 12/1/2020                              1,324,025               111
             2,500M  Akron-Summit Cnty. Pub. Library GO
                       5% 12/1/2020                                                        2,578,125               217
             1,000M  Canton City Sch. Dist. GO 5% 12/1/2023                                1,028,750                87
             1,380M  Cincinnati State Tech. & Cmnty. College Gen.
                       Receipts 5 1/4% 10/1/2020                                           1,459,350               123
             1,500M  Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018                    1,599,375               134
               450M  Youngstown GO 6% 12/1/2031                                              488,250                41
----------------------------------------------------------------------------------------------------------------------
                                                                                           8,477,875               713
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Oregon--2.1%
            $2,025M  Multnomah Cnty. School Dist. #7 (Reynolds)
                       GO 5% 6/1/2030                                                     $2,047,781              $172
               500M  Oregon State Dept. of Administrative
                       Services COP 5.65% 5/1/2007*                                          512,580                42
----------------------------------------------------------------------------------------------------------------------
                                                                                           2,560,361               214
----------------------------------------------------------------------------------------------------------------------
                     Pennsylvania--5.4%
               525M  Erie GO 5 3/4% 5/15/2007*                                               533,941                45
             1,200M  New Castle Sanitation Auth. Swr. 5% 6/1/2027                          1,222,500               103
             2,500M  Pennsylvania State Tpk. Commn. Rev. Series "A"
                       5% 12/1/2024                                                        2,584,375               217
                     State Public School Bldg. Authority Revenue:
             1,000M    Philadelphia 5 1/4% 6/1/2024                                        1,047,500                88
             1,000M    Richland 5% 11/15/2014*                                             1,061,250                89
----------------------------------------------------------------------------------------------------------------------
                                                                                            6,449,56               542
----------------------------------------------------------------------------------------------------------------------
                     Puerto Rico--.8%
               895M  Puerto Rico Indl. Tourist Educ. Med. & Env.
                       Cntl. Facs.  6 1/4%  7/1/2016                                         904,943                76
----------------------------------------------------------------------------------------------------------------------
                     South Carolina--.9%
             1,000M  Hilton Head Island Rev. 5 1/8% 12/1/2022                              1,045,000                88
----------------------------------------------------------------------------------------------------------------------
                     Texas--7.6%
               405M  Austin Utility Systems Rev. 6% 11/15/2013                               443,982                37
             5,000M  Houston Utility Systems Rev. 5 1/4% 5/15/2020                         5,275,000               444
                     Lower Colorado River Authority:
             1,000M    5% 5/15/2025                                                        1,021,250                86
             1,035M    5% 5/15/2033                                                        1,045,350                88
             1,250M  Tyler Ind. School District GO 5% 2/15/2028                            1,275,000               107
----------------------------------------------------------------------------------------------------------------------
                                                                                           9,060,582               762
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
-----------------------------------------------------------------------------------------------------------------------
                     Washington--1.0%
            $1,090M  King County Sewer Rev. 5 1/2% 1/1/2021                               $1,159,488               $97
----------------------------------------------------------------------------------------------------------------------
Total value of Municipal Bonds (cost $111,032,493)                                       112,126,712             9,429
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM TAX EXEMPT INVESTMENTS--4.2%
                     Adjustable Rate Notes **
             2,300M  Missouri St. Hlth. & Edl. Facs. Rev. 3.93%                            2,300,000               194
               700M  Royal Oak Mich. Hosp. Fin. Auth. Rev. 3.94%                             700,000                59
             1,000M  South Fork Mun. Auth. Hosp. Rev. Series "A" 3.98%                     1,000,000              84
             1,000M  University of Michigan Regent Hosp. Rev. 3.95%                        1,000,000              84
----------------------------------------------------------------------------------------------------------------------
Total Value of Short Term Tax Exempt Investments
  (cost $5,000,000)                                                                        5,000,000               421
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $116,032,493)                        98.5%    117,126,712             9,850
Other Assets, Less Liabilities                                                   1.5       1,785,071               150
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%   $118,911,783           $10,000
======================================================================================================================

                                                                          Expiration        Notional        Unrealized
Interest Rate Swap                                                              Date          Amount      Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                      6/15/2016         $10,000M          $27,638
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates are determined and reset periodically by the issuer and are the rates in effect at
   June 30, 2006.

See notes to financial statements


Fund Expenses
ARIZONA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00           $1,000.25           $3.74
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,021.19           $3.78
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $996.64           $7.47
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,017.45           $7.54
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Other Revenue                                    20.6%
Utilities                                        20.1%
General Obligations                              19.9%
Certificates of Participation                    15.2%
Education                                        13.5%
Health Care                                       7.5%
Transportation                                    2.3%
Housing                                           0.9%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
ARIZONA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--98.9%
                     Certificates of Participation--15.1%
              $750M  Arizona Board Regents (Univ. Arizona Projs.)
                       5% 6/1/2024                                                          $771,563              $451
               500M  Arizona State Municipal Financing Prog.
                       5 3/8% 8/1/2030                                                       523,125               306
               750M  Arizona State Univ. Research Infrastructure
                       5% 9/1/2026                                                           768,750               449
               500M  University Arizona Student Facs. Rev.
                       5% 6/1/2024                                                           513,125               300
----------------------------------------------------------------------------------------------------------------------
                                                                                           2,576,563             1,506
----------------------------------------------------------------------------------------------------------------------
                     Education--13.3%
               500M  Arizona State University Rev. Sys. 5.65% 7/1/2009*                      528,750               309
             1,000M  Energy Mgmt. Svcs. (Arizona St. Univ. Proj.
                       Main Campus) 5 1/4% 7/1/2018                                        1,055,000               617
               640M  South Campus Group (Arizona St. Univ. Proj.
                     South Campus) 5 5/8% 9/1/2023                                           692,800               405
----------------------------------------------------------------------------------------------------------------------
                                                                                           2,276,550             1,331
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--19.7%
                     Maricopa County School District:
             1,000M    #41 (Gilbert) Zero Coupon 1/1/2008                                    943,750               551
               525M    #80 (Chandler) 6 1/4% 7/1/2011                                        579,469               339
             1,000M  Phoenix Series "B" 5 3/8% 7/1/2019                                    1,076,250               629
               750M  Pinal Cnty Uni. Sch. Dist. #43 Apache Jct.
                       5% 7/1/2025                                                           771,562               451
----------------------------------------------------------------------------------------------------------------------
                                                                                           3,371,031             1,970
----------------------------------------------------------------------------------------------------------------------
                     Health Care--7.4%
               525M  Maricopa County Ind. Dev. Hosp. Facs. Auth.
                       (Samaritan Hlth. Svcs.) 7% 12/1/2016                                  628,031               367
               600M  Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.)
                       5 7/8% 1/1/2010*                                                      642,000               375
----------------------------------------------------------------------------------------------------------------------
                                                                                           1,270,031               742
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Housing--.9%
              $150M  Phoenix Ind. Dev. Auth. (Ventana Palms Apts.)
                       6.1% 10/1/2019                                                        $158,625              $93
----------------------------------------------------------------------------------------------------------------------
                     Transportation--2.3%
               385M  Phoenix Airport Rev. 6 1/4% 7/1/2012                                     385,481              225
----------------------------------------------------------------------------------------------------------------------
                     Utilities--19.9%
                     Phoenix Civic Improvement Corp. Water Sys. Revenue:
             1,000M    5% 7/1/2018                                                         1,035,000               605
               500M    5 1/2% 7/1/2020                                                       534,375               312
               500M  Phoenix Civic Wastewater Rev. 5 3/8% 7/1/2015                           530,625               310
               750M  Pima County Sewer Rev. 5 3/8% 7/1/2014                                  787,500               460
               500M  Tucson Water Rev. 5.3% 7/1/2009*                                        520,000               304
----------------------------------------------------------------------------------------------------------------------
                                                                                           3,407,500             1,991
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--20.3%
               750M  Downtown Phoenix Hotel Corp. 5% 7/1/2036                                762,188               446
               250M  Greater Arizona Dev. Auth. Series "A"
                       6% 8/1/2015                                                           265,000               155
               465M  Maricopa County Public Finance Rev.
                       5 1/2% 7/1/2015                                                       493,481               288
               750M  Maricopa County Stadium District Rev.
                       5 3/8% 6/1/2017                                                       799,688               467
               100M  San Luis Civic Impt. Corp. Mun. Facs. Excise
                       Tax 5% 7/1/2038                                                       101,625                59
             1,000M  Tempe Excise Tax Rev. 5 1/4% 7/1/2020                                 1,057,500               618
----------------------------------------------------------------------------------------------------------------------
                                                                                           3,479,482             2,033
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $16,433,032)                            98.9%        16,925,263             9,891
Other Assets, Less Liabilities                                                1.1            186,624               109
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%       $17,111,887           $10,000
======================================================================================================================







Portfolio of Investments (continued)
ARIZONA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                        Expiration          Notional        Unrealized
Interest Rate Swaps                                                           Date            Amount      Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.863% with JPMorgan Chase Bank, N.A.                         6/15/2011              $900M           $3,124

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                    6/15/2016               900M            2,487
----------------------------------------------------------------------------------------------------------------------
                                                                                              $1,800M           $5,611
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
CALIFORNIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00           $1,000.78           $4.24
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.69           $4.28
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $997.00           $7.97
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,016.95           $8.05
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                        32.3%
General Obligations                              24.6%
Other Revenue                                    22.5%
Certificates of Participation                    13.1%
Transportation                                    6.4%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
CALIFORNIA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--97.0%
                     Certificates of Participation--12.9%
              $500M  Castaic Lake Water Agency Water Sys. Impt. Proj.
                       7% 8/1/2012                                                          $581,875              $205
               750M  Los Angeles Real Property Prog. 5.3% 4/1/2022                           796,875               280
             1,200M  Riverside California 5% 9/1/2028                                      1,219,500               429
             1,000M  West Contra Costa Healthcare 5 3/8% 7/1/2024                          1,061,250               374
----------------------------------------------------------------------------------------------------------------------
                                                                                           3,659,500             1,288
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--24.1%
               500M  Fontana School District 5 3/4% 5/1/2022                                 531,875               187
               650M  Jefferson Unified High Sch. Dist. (San Mateo Cnty.)
                       6 1/4% 2/1/2016                                                       750,750               264
             1,000M  Morgan Hill Unified School District 5 1/4% 8/1/2018                   1,063,750               375
             1,000M  Napa Valley Unified School District 5% 8/1/2026                       1,033,750               364
               750M  Natomas Unified School District 5.95% 9/1/2021                          848,437               299
             1,000M  Oak Valley Hospital District 5% 7/1/2035                              1,012,500               356
             1,000M  Sierra Jt. Community College Impt. Dist. #1
                       (Tahoe Truckee) 5% 8/1/2028                                         1,025,000               361
               500M  Walnut Valley School District 7.2% 2/1/2016                             581,250               205
----------------------------------------------------------------------------------------------------------------------
                                                                                           6,847,312             2,411
----------------------------------------------------------------------------------------------------------------------
                     Transportation--6.3%
             1,000M  Port of Oakland Revenue Bonds Series "M"
                       5 1/4% 11/1/2020                                                    1,048,750               369
               700M  Puerto Rico Commonwealth Hwy. & Trans. Auth.
                     Rev. 5 3/4% 7/1/2010*                                                   753,375               266
----------------------------------------------------------------------------------------------------------------------
                                                                                           1,802,125               635
----------------------------------------------------------------------------------------------------------------------
                     Utilities--31.7%
               150M  Fresno Sewer Rev. 6 1/4% 9/1/2014                                       169,125                60
             1,050M  Los Angeles Wastewater Sys. Rev. Series "A"
                       5% 6/1/2032                                                         1,069,687               377
             1,150M  Los Angeles Water & Power Rev. Series "B"
                       5 1/8% 7/1/2020                                                     1,203,187               424
               700M  Puerto Rico Electric Power Auth. Rev.
                       5 3/8% 7/1/2017                                                       749,000               264
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Utilities (continued)
            $2,000M  Sacramento Cnty. Sanitation Dist. Fing. Auth. Rev.
                       5% 12/1/2027                                                       $2,035,000              $716
             1,210M  San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.)
                       5 1/4% 12/1/2017                                                    1,293,188               455
             1,525M  Semitropic Impt. Dist. Water Storage Dist.
                       5 1/2% 12/1/2022                                                    1,650,813               581
               750M  South Gate Public Fing. Auth. Wtr. Rev.
                       Series "A" 6% 10/1/2012                                               821,250               289
----------------------------------------------------------------------------------------------------------------------
                                                                                           8,991,250             3,166
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--22.0%
             1,000M  California State Public Works Board
                       6 1/2% 12/1/2008                                                    1,058,750               373
             1,000M  Long Beach Fing. Auth. Rev. 6% 11/1/2017                              1,132,500               399
             1,105M  Palm Springs Fing. Auth. Lease Rev. Series "A"
                       (Convention Ctr. Proj.) 5 1/4% 11/1/2020                            1,192,019               420
             1,000M  Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev.
                       5 1/4% 8/1/2020                                                     1,055,000               371
               700M  San Mateo Joint Powers Auth. Lease Rev.
                       6 1/2% 7/1/2015                                                       811,125               285
             1,000M  Vernon Redevelopment Agy. Tax Alloc.
                       5% 9/1/2035                                                         1,013,750               357
----------------------------------------------------------------------------------------------------------------------
                                                                                           6,263,144             2,205
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,584,796)                                         27,563,331             9,705
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM TAX EXEMPT INVESTMENTS--1.1%
               300M  Irvine Ranch Water District Adjustable Rate Note
                       3.84%** (cost $300,000)                                               300,000               106
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $26,884,796)                      98.1%        27,863,331             9,811
Other Assets, Less Liabilities                                                1.9            538,146               189
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%       $28,401,477           $10,000
======================================================================================================================







Portfolio of Investments (continued)
CALIFORNIA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                        Expiration          Notional        Unrealized
Interest Rate Swaps                                                           Date            Amount      Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.976% with Citibank, N.A.                                    6/15/2013            $1,500M           $4,308

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                    6/15/2016             2,500M            6,909
----------------------------------------------------------------------------------------------------------------------
                                                                                              $4,000M          $11,217
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at June 30, 2006.

See notes to financial statements


Fund Expenses
COLORADO INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00           $1,000.10           $3.09
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,021.84           $3.13
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $996.83           $6.82
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,018.10           $6.89
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .62% for Class A shares and 1.37% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                              38.6%
Other Revenue                                    23.1%
Utilities                                        15.2%
Health Care                                       6.2%
Education                                         6.1%
Transportation                                    5.8%
Certificates of Participation                     5.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
COLORADO INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--99.6%
                     Certificates of Participation--5.0%
              $250M  Broomfield Open Space 5 1/2% 12/1/2020                                 $264,062              $278
               200M  Greeley Building Auth. 5.6% 11/1/2019                                   212,000               223
----------------------------------------------------------------------------------------------------------------------
                                                                                             476,062               501
----------------------------------------------------------------------------------------------------------------------
                     Education--6.1%
               200M  Colorado School of Mines Auxiliary Facs. Rev.
                       5 1/4% 12/1/2020                                                      210,000               221
               350M  University of Northern Colorado Rev.
                       5 1/2% 6/1/2018                                                       370,563               391
----------------------------------------------------------------------------------------------------------------------
                                                                                             580,563               612
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--38.4%
               500M  Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J
                       Aurora Series "A" 5 1/8% 12/1/2021                                    525,000               553
             1,000M  Arapahoe Cnty. Sch. Dist. #6 Littleton
                       5 1/4% 12/1/2019                                                    1,055,000             1,111
               200M  Arapahoe Cnty. Water & Wastewater Series "B"
                       5 3/4% 12/1/2019                                                      217,000               229
               250M  Aspen Fire Protection Dist. 5% 12/1/2026                                257,500               271
               250M  Centennial Downs Met. District 5% 12/1/2028                             255,625               269
               200M  Clear Creek School District #RE 1
                       6 1/4% 12/1/2010*                                                     218,750               230
                     El Paso County School District:
               350M    #2 (Harrison) 5 1/2% 12/1/2018                                        371,875               392
               250M    #20, 5 1/4% 12/15/2017                                                264,375               278
               200M    #49 (Falcon) 5 1/2% 12/1/2013                                         217,750               229
               250M  Pueblo County School District #70, 5 1/4% 12/1/2022                     261,875               276
----------------------------------------------------------------------------------------------------------------------
                                                                                           3,644,750             3,838
----------------------------------------------------------------------------------------------------------------------
                     Health Care--6.2%
               200M  Colorado Health Facs. (Poudre Valley Hlth. Care)
                       5 5/8% 12/1/2009*                                                     212,500               224
               350M  Denver City & Cnty. Mental Hlth. Corp.
                       Series "A" 5 1/2% 7/15/2015                                           374,500               394
----------------------------------------------------------------------------------------------------------------------
                                                                                             587,000               618
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Transportation--5.7%
                     Denver City & County Airport Revenue:
              $255M    5 1/2% 11/15/2016                                                    $271,575              $286
               250M    5 3/4% 11/15/2020                                                     271,875               286
----------------------------------------------------------------------------------------------------------------------
                                                                                             543,450               572
----------------------------------------------------------------------------------------------------------------------
                     Utilities--15.1%
               200M  Boulder Water & Sewer Rev. 5.6% 12/1/2016                               212,500               224
               200M  Broomfield Water Activity Enterprise Water Rev.
                       5 1/2% 12/1/2019                                                      213,250               224
                     Colorado Water Resources & Power Dev. Authority
                     Small Water Resources Rev. Series "A":
               200M    5 3/4% 11/1/2017                                                      213,250               224
               250M    5 1/4% 11/1/2021                                                      262,812               277
               400M  Denver City & County Wastewater Rev.
                       5 1/4% 11/1/2016                                                      424,000               447
               100M  Pueblo Board Waterworks Water Rev.
                       6% 11/1/2010*                                                         108,250               114
----------------------------------------------------------------------------------------------------------------------
                                                                                           1,434,062             1,510
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue-23.1%
               400M  Denver Convention Center (Hotel Auth. Rev.)
                       5% 12/1/2035                                                          406,000               428
               250M  Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                            263,438               277
                     Larimer County Sales & Use Tax Revenue:
               280M    5 1/4% 12/15/2016                                                     296,800               313
               400M    5 1/2% 12/15/2018                                                     432,000               455
               250M  Thornton County Sales & Use Tax Rev.
                       5 1/4% 9/1/2015                                                       264,375               278
               500M  Westminster Sales & Use Tax Rev.
                       5 1/4% 12/1/2021                                                      525,625               554
----------------------------------------------------------------------------------------------------------------------
                                                                                           2,188,238             2,305
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,114,501)                             99.6%         9,454,125             9,956
Other Assets, Less Liabilities                                                 .4             41,446                44
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%        $9,495,571           $10,000
======================================================================================================================







Portfolio of Investments (continued)
COLORADO INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                       Expiration           Notional        Unrealized
Interest Rate Swap                                                           Date             Amount      Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                   6/15/2016               $500M           $1,382
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
CONNECTICUT INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $998.57           $4.33
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.59           $4.38
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $994.96           $8.06
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,016.85           $8.15
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .87% for Class A shares and 1.62% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                              44.2%
Health Care                                      18.7%
Education                                        16.4%
Utilities                                         9.0%
Transportation                                    3.5%
Short-Term Tax Exempt Investments                 3.4%
Housing                                           3.4%
Other Revenue                                     1.4%


Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
CONNECTICUT INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--94.6%
                     Education--16.1%
                     Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
            $1,000M    Fairfield Univ. 5 5/8% 7/1/2009*                                    $1,057,500             $274
             1,000M    Miss Porters School 5% 7/1/2036                                      1,025,000              266
             1,235M    Trinity College Series "H" 5% 7/1/2019                               1,282,856              333
             1,100M  University of Connecticut 5 1/8% 2/15/2020                             1,152,250              299
                     University of Connecticut Student Fees Rev.
                       Series "A":
               600M    5 1/4% 11/15/2021                                                      638,250              166
             1,000M    5% 11/15/2029                                                        1,028,750              267
----------------------------------------------------------------------------------------------------------------------
                                                                                            6,184,606            1,605
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--43.3%
               500M  Branford 5% 5/15/2014                                                    525,625              136
                     Bridgeport:
               750M    Series "A" 6 1/8% 7/15/2010*                                           817,500              212
             1,000M    Series "A" 5 3/8% 8/15/2019                                          1,063,750              276
             1,500M    Series "B" 5% 12/1/2023                                              1,545,000              401
                     Connecticut State:
               500M    Series "B" 5 3/4% 11/1/2009*                                           532,500              138
               690M    Series "E" 6% 3/15/2012                                                759,863              197
             1,020M    Series "F" 5% 10/15/2021                                             1,059,525              275
             1,090M  Cromwell 5% 6/15/2020                                                  1,130,875              294
             1,000M  Glastonbury 5% 6/15/2021                                               1,047,500              272
             1,650M  Hartford 5% 8/15/2019                                                  1,711,875              444
             1,080M  Hartford County Met. Dist. 5% 5/1/2024                                 1,113,750              289
               800M  New Britain 6% 3/1/2012                                                  857,000              222
                       New Haven:
               735M    6% 11/1/2009*                                                          789,206              205
               470M    5 1/4% 11/1/2013                                                       495,263              129
               395M    5% 11/1/2017                                                           414,750              108
             1,445M  North Haven 5% 7/15/2019                                               1,540,731              400
             1,250M  Waterbury 5% 4/1/2021                                                  1,287,500              334
----------------------------------------------------------------------------------------------------------------------
                                                                                           16,692,213            4,332
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Health Care--18.3%
                     Connecticut State Hlth. & Educ. Facs.
                       Auth. Revenue:
              $450M    Bridgeport Hospital 6 1/2% 7/1/2012                                   $450,612             $117
               400M    Child Care Facilities Program 5 1/2% 7/1/2019                          423,000              110
             2,165M    Children's Medical Center Series "B"
                       5% 7/1/2021                                                          2,227,244              578
             1,500M    Connecticut State University System
                       5% 11/1/2033                                                         1,531,875              398
               700M    New Britain General Hospital 6 1/8% 7/1/2014                           700,833              182
                     Village Families & Children Series "A":
               370M    5% 7/1/2015                                                            387,112              100
               385M    5% 7/1/2016                                                            402,806              104
               405M    5% 7/1/2017                                                            422,213              110
               500M  Puerto Rico Indl. Tourist Educ. Med. & Env.
                       Cntl. Facs. 6 1/4% 7/1/2016                                            505,555              131
----------------------------------------------------------------------------------------------------------------------
                                                                                            7,051,250            1,830
----------------------------------------------------------------------------------------------------------------------
                     Housing--3.3%
                     Connecticut State Housing Finance Authority:
               750M    6% 11/15/2010                                                          763,125              198
               500M    5.85% 6/15/2030                                                        523,125              136
----------------------------------------------------------------------------------------------------------------------
                                                                                            1,286,250              334
----------------------------------------------------------------------------------------------------------------------
                     Transportation--3.4%
                     Connecticut State Special Tax Obligation Revenue
                     Transportation Infrastructure:
               250M    6 1/8% 9/1/2012                                                        272,187               71
             1,000M    5% 12/1/2021                                                         1,033,750              268
----------------------------------------------------------------------------------------------------------------------
                                                                                            1,305,937              339
----------------------------------------------------------------------------------------------------------------------
                     Utilities--8.8%
                     Puerto Rico Electric Power Authority Revenue:
               750M    5 3/8% 7/1/2017                                                        802,500              208
               250M    5 1/4% 7/1/2022                                                        263,437               69
               250M    5 1/4% 7/1/2029                                                        263,125               68
             2,000M  South Central Connecticut Regional
                       Water Authority 5% 8/1/2033                                          2,050,000              532
----------------------------------------------------------------------------------------------------------------------
                                                                                            3,379,062              877
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
CONNECTICUT INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--1.4%
              $545M  Connecticut State Dev. Auth. Govtl. Lease
                       Rev. 6 1/2% 6/15/2008                                                $545,649              $142
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $35,802,960)                                         36,444,967             9,459
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM TAX EXEMPT INVESTMENTS--3.4%
             1,300M  Connecticut State Hlth. & Edl. Facs.
                       Adjustable Rate Note 3.97%**
                       (cost $1,300,000)                                                   1,300,000               337
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $37,102,960)                      98.0%        37,744,967             9,796
Other Assets, Less Liabilities                                                2.0            786,482               204
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%       $38,531,449           $10,000
======================================================================================================================

                                                                        Expiration          Notional        Unrealized
Interest Rate Swap                                                            Date            Amount      Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                   6/15/2016            $3,000M           $8,291
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at June 30, 2006.

See notes to financial statements


Fund Expenses
FLORIDA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $997.08           $4.48
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.44           $4.53
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $993.51           $8.20
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,016.70           $8.30
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                        43.3%
Other Revenue                                    41.2%
Transportation                                    7.1%
General Obligations                               5.0%
Education                                         3.4%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
FLORIDA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--94.9%
                     Education--3.2%
            $1,000M  Broward Cnty. Edl. Facs. Auth. Rev.
                       (Nova Southeastern Univ.) 5% 4/1/2036                              $1,011,250              $321
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--4.8%
             1,000M  Miami Homeland Defense 5 1/2% 1/1/2020                                1,061,250               337
               415M  North Springs Improvement District
                       7% 10/1/2009                                                          454,425               145
----------------------------------------------------------------------------------------------------------------------
                                                                                           1,515,675               482
----------------------------------------------------------------------------------------------------------------------
                     Transportation--6.7%
             1,000M  Miami-Dade County Expwy. Auth. Toll Sys. Rev.
                       6% 7/1/2014                                                         1,082,500               344
             1,000M  St. John's County Transportation Impt. 5% 10/1/2023                   1,031,250               328
----------------------------------------------------------------------------------------------------------------------
                                                                                           2,113,750               672
----------------------------------------------------------------------------------------------------------------------
                     Utilities--41.1%
             1,000M  Escambia County Utilities Auth. Sys. Rev.
                       6 1/4% 1/1/2015                                                     1,135,000               361
             1,000M  Florida Keys Aqueduct Auth. Wtr. Rev. 5% 9/1/2021                     1,035,000               329
             1,000M  Florida State Municipal Power Agy. Rev.
                       5 1/2% 10/1/2019                                                    1,068,750               340
             1,000M  Lakeland Electric & Water Rev. 6.05% 10/1/2014                        1,131,250               359
             1,000M  Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                           1,047,500               333
             1,130M  Palm Bay Utility Rev. 5 1/4% 10/1/2018                                1,210,513               385
             1,000M  Peace River/Manasota Regl. Water Supply Auth.
                       5% 10/1/2025                                                        1,027,500               326
             1,000M  Plant City Utility System Rev. 6% 10/1/2015                           1,108,750               352
             1,000M  Riviera Beach Utility Spl. Dist. Wtr. & Swr. Rev.
                       5% 10/1/2029                                                        1,027,500               326
             1,000M  Sarasota County Utility System Rev. 5 1/4% 10/1/2020                  1,052,500               334
             1,000M  Stuart Utilities Rev. 5 1/4% 10/1/2020                                1,061,250               337
             1,000M  Tallahassee Energy System Rev. 5% 10/1/2028                           1,026,250               326
----------------------------------------------------------------------------------------------------------------------
                                                                                          12,931,763             4,108
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--39.1%
            $1,380M  DeSoto County Capital Improvement Rev.
                       5 1/4% 10/1/2019                                                   $1,469,700              $467
                     Florida Municipal Loan Council Revenue:
             1,000M    5 1/4% 11/1/2019                                                    1,058,750               336
             1,000M    5 3/8% 11/1/2025                                                    1,052,500               334
             1,205M  Highlands County Infrastructure Sales Surtax Rev.
                     5% 11/1/2018                                                          1,260,731               401
             2,000M  Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                          2,127,500               676
                     Osceola County Tourist Development Tax Revenue:
             1,000M    5 1/2% 10/1/2017                                                    1,071,250               340
             1,000M    5 1/2% 10/1/2018                                                    1,070,000               340
             1,000M  Pasco County Sales Tax Rev. 5% 12/1/2020                              1,041,250               331
             1,000M  St. Augustine Capital Improvement 5% 10/1/2024                        1,033,750               329
             1,000M  Tampa Sports Auth. Sales Tax Rev.
                       (Tampa Bay Arena) 5 3/4% 10/1/2020                                  1,121,250               356
----------------------------------------------------------------------------------------------------------------------
                                                                                          12,306,681             3,910
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $28,848,910)                            94.9%        29,879,119             9,493
Other Assets, Less Liabilities                                                5.1          1,595,900               507
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%       $31,475,019           $10,000
======================================================================================================================

                                                                        Expiration          Notional        Unrealized
Interest Rate Swaps                                                           Date            Amount      Appreciation
----------------------------------------------------------------------------------------------------------------------

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.976% with Citibank, N.A.                                    6/15/2013           $1,600M            $4,595

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                    6/15/2016            3,200M             8,844
----------------------------------------------------------------------------------------------------------------------
                                                                                             $4,800M           $13,439
======================================================================================================================

See notes to financial statements


Fund Expenses
GEORGIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00           $1,001.65           $3.09
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,021.84           $3.13
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $997.65           $6.82
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,018.10           $6.89
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .62% for Class A shares and 1.37% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                        43.9%
Education                                        20.6%
Health Care                                      16.6%
Other Revenue                                    13.4%
Certificates of Participation                     4.4%
General Obligations                               1.1%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
GEORGIA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--97.8%
                     Certificates of Participation--4.3%
              $500M  Gwinnett County Dev. Auth. Pub. Schs. Proj.
                       5 1/4% 1/1/2019                                                      $530,000              $429
----------------------------------------------------------------------------------------------------------------------
                     Education--20.1%
               500M  Americus-Sumter Payroll Dev. Auth. Rev.
                       5% 6/1/2036                                                           507,500               411
               250M  Athens Dev. Auth. Hsg. & Lease Rev. (East Campus)
                       5 1/4% 12/1/2022                                                      263,750               214
               500M  Bulloch County Dev. Auth. 5 1/4% 8/1/2019                               532,500               431
                     Fulton County Development Authority Revenue:
               350M    Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                         377,125               305
               250M    Morehouse College 6 1/4% 12/1/2021                                    274,062               222
               500M  Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023                                527,500               427
----------------------------------------------------------------------------------------------------------------------
                                                                                           2,482,437             2,010
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--1.1%
               130M  Atlanta 5 3/8% 12/1/2018                                                135,525               110
----------------------------------------------------------------------------------------------------------------------
                     Health Care--16.3%
               500M  Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                        526,875                427
               500M  Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                      528,125                428
               525M  Puerto Rico Indl. Tourist Educ. Med. & Env.
                       Cntl. Facs. 6 1/4% 7/1/2016                                          530,833                430
               400M  Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                       422,500                342
----------------------------------------------------------------------------------------------------------------------
                                                                                          2,008,333              1,627
----------------------------------------------------------------------------------------------------------------------
                     Utilities--42.9%
                     Atlanta Water & Wastewater & Sewer Revenue:
               235M    5 1/2% 11/1/2017                                                     259,969                210
               500M    5% 11/1/2037                                                         509,375                412
               230M  Brunswick Water & Sewer Rev. 6.1% 10/1/2019                            265,075                215
               250M  Cairo Combined Public Utility Rev. 5% 1/1/2024                         258,125                209
                     Columbia County Water & Sewer Revenue:
               400M    5% 6/1/2024                                                          413,500                335
               250M    6 1/4% 6/1/2010*                                                     270,937                219
               500M  Commerce Water & Sewer Rev. 5% 12/1/2025                               515,000                417
               500M  Fayetteville Water & Sewer Rev. 5% 11/1/2021                           518,125                420
               250M  Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                     271,875                220
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
GEORGIA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Utilities (continued)
              $150M  Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                       $166,125              $135
               235M  Gainesville Water & Sewer Rev. 5 1/4% 11/15/2015                        248,219               201
                     Georgia Municipal Gas Authority Revenue:
                       Buford Project:
               250M      5 1/2% 11/1/2012                                                    265,625               215
                80M      6.8% 11/1/2009                                                       80,785                65
               100M    Warner Robins Series "B" 5.8% 1/1/2015                                102,008                83
               200M  Newnan Water Sewer & Light Comm. Pub. Utils. Rev.
                       5% 1/1/2015                                                           210,000               170
               400M  Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                   428,000               347
               500M  Upper Oconee Basin Water Auth. 5% 7/1/2026                              515,000               417
----------------------------------------------------------------------------------------------------------------------
                                                                                           5,297,743             4,290
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--13.1%
               250M  Atlanta & Fulton Cntys. Rec. Auth. Rev.
                       5 1/4% 12/1/2010*                                                     265,625               215
               300M  Atlanta Dev. Auth. Rev. (Yamacraw Design Ctr. Proj.)
                       Series "A" 5 3/8% 1/1/2012*                                           318,750               258
               500M  Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev.
                       5 1/2% 10/1/2018                                                      549,375               445
               250M  College Park Dev. Auth. Rev. (Civic Ctr. Proj.)
                       5 3/4% 9/1/2010*                                                      271,562               220
               200M  Fayette Cnty. Pub. Facs. Auth. Rev.
                       (Criminal Justice Ctr.) 6 1/4% 6/1/2010*                              218,500               177
----------------------------------------------------------------------------------------------------------------------
                                                                                           1,623,812             1,315
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $11,720,524)                      97.8%        12,077,850             9,781
Other Assets, Less Liabilities                                                2.2            270,434               219
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%       $12,348,284           $10,000
======================================================================================================================

                                                                        Expiration          Notional        Unrealized
Interest Rate Swap                                                            Date            Amount      Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                    6/15/2016            $1,200M           $3,317
=======================================================================================================================

*  Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
MARYLAND INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $999.07           $4.24
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.69           $4.28
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $995.58           $7.96
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,016.95           $8.05
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Education                                        22.3%
General Obligations                              18.9%
Utilities                                        18.3%
Health Care                                      16.1%
Other Revenue                                    13.4%
Transportation                                    4.1%
Housing                                           3.4%
Certificates of Participation                     3.1%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
MARYLAND INSURED TAX EXEMPT FUND
June 30, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--96.3%
                     Certificates of Participation--3.0%
              $750M  Baltimore Board of Education Admin. Proj.
                       5.8% 4/1/2011                                                        $801,562              $304
----------------------------------------------------------------------------------------------------------------------
                     Education--21.5%
                     Maryland St. Econ. Dev. Corp. Student Hsg. Rev.:
             1,000M    Univ. MD-Baltimore Cnty. 5% 7/1/2035                                1,016,250               385
             1,000M    Univ. MD-College Park 5% 6/1/2026                                   1,027,500               390
               750M  Maryland St. Econ. Dev. Corp. Util.
                       Infrastructure Rev. (Univ. MD-College Park)
                       5 3/8% 7/1/2016                                                       791,250               300
               500M  Morgan State University Academic & Auxiliary
                       Facilities Fees Revenue 6.05% 7/1/2015                                553,125               210
               750M  Puerto Rico Indl. Tourist Educ. Med. & Env.
                       Cntl. Facs. University Plaza Proj. Series "A"
                       5 5/8% 7/1/2013                                                       800,625               303
                     St. Mary's College Revenue:
               330M    5.45% 3/1/2010*                                                       349,800               133
             1,100M    5% 9/1/2024                                                         1,137,125               431
----------------------------------------------------------------------------------------------------------------------
                                                                                           5,675,675             2,152
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--18.3%
               700M  Baltimore Maryland 5 1/2% 10/15/2015                                    772,625               293
             1,000M  Ocean City 5% 3/1/2021                                                1,033,750               392
             1,000M  Puerto Rico Municipal Finance Agy.
                       5 1/2% 8/1/2009*                                                    1,055,000               400
             1,000M  St. Mary's County Hospital 5% 10/1/2020                               1,050,000               398
               350M  Wicomico County 5 1/2% 12/1/2016                                        370,562               141
               500M  Worcester County 5 5/8% 3/1/2010*                                       533,125               202
----------------------------------------------------------------------------------------------------------------------
                                                                                           4,815,062             1,826
----------------------------------------------------------------------------------------------------------------------
                     Health Care--15.6%
                     Maryland State Health & Higher Educ. Facs.:
                       Anne Arundel Health System:
             1,000M      5% 7/1/2024                                                       1,030,000               390
             1,000M      5% 7/1/2034                                                       1,020,000               387
             1,250M    University of Maryland Med. Sys. 5% 7/1/2024                        1,293,750               491
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Health Care (continued)
              $500M  Puerto Rico Indl. Tourist Educ. Med. & Env.
                       Cntl. Facs. 6 1/4% 7/1/2016                                          $505,555              $192
               250M  Takoma Park Hospital Facs. (Adventist Hosp.)
                       6 1/2% 9/1/2012                                                       270,313               102
----------------------------------------------------------------------------------------------------------------------
                                                                                           4,119,618             1,562
----------------------------------------------------------------------------------------------------------------------
                     Housing--3.3%
               340M  Maryland State Cmnty. Dev. Admin. Dept. Hsg.
                       & Cmnty. Dev. 5 7/8% 7/1/2016                                         347,650               132
               500M  Montgomery County Multi-Family Mortgage Rev.
                       6% 7/1/2020                                                           521,250               198
----------------------------------------------------------------------------------------------------------------------
                                                                                             868,900               330
----------------------------------------------------------------------------------------------------------------------
                     Transportation--3.9%
             1,000M  Maryland State Trans. Auth. Lease Rev.
                       Metrorail Parking Proj. 5% 7/1/2022                                 1,037,500               393
----------------------------------------------------------------------------------------------------------------------
                     Utilities--17.7%
                     Baltimore Wastewater Utilities Revenue Series "A":
               500M    5 1/2% 7/1/2010*                                                      529,375               201
             1,090M    5% 7/1/2020                                                         1,125,425               427
                     Puerto Rico Electric Power Auth. Revenue:
             1,350M    5 3/8% 7/1/2017                                                     1,444,500               548
             1,500M    5 1/4% 7/1/2029                                                     1,578,750               598
----------------------------------------------------------------------------------------------------------------------
                                                                                           4,678,050             1,774
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--13.0%
             1,020M  Anne Arundel Cnty. Spl. Oblig.
                       (Natl. Bus. Park Proj.) 5 1/8% 7/1/2022                             1,074,825               407
                     Baltimore Convention Center Revenue:
               250M    5 1/2% 9/1/2014                                                       262,813               100
             1,000M    5% 9/1/2032                                                         1,021,250               387
             1,000M  Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                       1,057,500               401
----------------------------------------------------------------------------------------------------------------------
                                                                                           3,416,388             1,295
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,735,215)                                         25,412,755             9,636
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
MARYLAND INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                  Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM TAX EXEMPT INVESTMENTS--.4%
              $100M  Puerto Rico Commonwealth Govt. Dev. Bank
                       Adjustable Rate Note 3.87%** (cost $100,000)                         $100,000               $38
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,835,215)                            96.7%        25,512,755             9,674
Other Assets, Less Liabilities                                                3.3            860,408               326
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%       $26,373,163           $10,000
======================================================================================================================

                                                                        Expiration          Notional        Unrealized
Interest Rate Swaps                                                           Date            Amount      Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.863% with JPMorgan Chase Bank, N.A.                         6/15/2011            $1,000M           $3,471

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                    6/15/2016             2,800M            5,528
----------------------------------------------------------------------------------------------------------------------
                                                                                              $3,800M           $8,999
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset weekly by the issuer and is the rate in effect at June 30, 2006.

See notes to financial statements


Fund Expenses
MASSACHUSETTS INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $995.52           $4.08
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.84           $4.13
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $992.01           $7.80
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,017.10           $7.90
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .82% for Class A shares and 1.57% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                              48.8%
Education                                        21.5%
Utilities                                        14.3%
Health Care                                       7.2%
Transportation                                    4.2%
Other Revenue                                     4.1%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
MASSACHUSETTS INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--98.3%
                     Education--21.2%
            $1,000M  Massachusetts State College Bldg. Auth. Proj.
                       5 1/4% 5/1/2021                                                   $1,050,000               $404
             1,000M  Massachusetts State Dev. Fin. Agy. Rev.
                       (Boston Univ.) 5% 10/1/2035                                        1,018,750                392
                     Massachusetts State Hlth. & Educ. Facs. Auth. Rev.:
             1,215M    5% 8/15/2022                                                       1,249,931                480
             1,000M    5% 10/1/2029                                                       1,023,750                394
             1,000M  University of Massachusetts Bldg. Auth. Rev.
                       6 7/8% 5/1/2014                                                    1,160,000                446
----------------------------------------------------------------------------------------------------------------------
                                                                                          5,502,431              2,116
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--48.0%
             1,000M  Holliston 5 1/4% 4/1/2018                                            1,065,000                410
             1,000M  Lawrence 5 1/4% 3/15/2018                                            1,062,500                409
             1,000M  Massachusetts State 5% 3/1/2024                                      1,033,750                398
             1,155M  Quaboag Regional School District 5 1/2% 6/1/2017                     1,224,300                471
                     Springfield:
             1,000M    6% 10/1/2009*                                                      1,072,500                412
             1,000M    5 3/8% 8/1/2017                                                    1,062,500                409
             1,000M    5 1/4% 1/15/2023                                                   1,052,500                405
               600M  Tantasqua Regional School District 5% 8/15/2010*                       630,000                242
             1,000M  Westborough 5% 11/15/2019                                            1,038,750                399
             1,000M  Westfield 5 1/2% 12/15/2011*                                         1,083,750                417
             1,040M  Westford 5 1/8% 4/1/2017                                             1,095,900                421
             1,000M  Worcester 5 1/2% 8/15/2017                                           1,058,750                407
----------------------------------------------------------------------------------------------------------------------
                                                                                         12,480,200              4,800
----------------------------------------------------------------------------------------------------------------------
                     Health Care--7.0%
             1,000M  Harvard Pilgrim Health Care 5 1/4% 7/1/2013                          1,035,000                398
               750M  Massachusetts General Hospital Series "F"
                       6 1/4% 7/1/2012                                                      794,063                306
----------------------------------------------------------------------------------------------------------------------
                                                                                          1,829,063                704
----------------------------------------------------------------------------------------------------------------------
                     Transportation--4.1%
             1,000M  Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                  1,062,500                409
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Utilities--14.0%
            $1,000M  Boston Water & Sewer Commission Rev.
                       5 3/4% 11/1/2013                                                  $1,063,750               $409
             1,455M  Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                   1,547,756                595
             1,000M  Massachusetts State Water Resource Auth.
                       5% 8/1/2023                                                        1,040,000                400
----------------------------------------------------------------------------------------------------------------------
                                                                                          3,651,506              1,404
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--4.0%
             1,000M  Boston Convention Center Act 1997 Series "A"
                       5% 5/1/2017                                                        1,042,500                401
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,662,913)                            98.3%       25,568,200              9,834
Other Assets, Less Liabilities                                                1.7           431,577                166
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $25,999,777            $10,000
======================================================================================================================

                                                                       Expiration          Notional         Unrealized
Interest Rate Swaps                                                          Date            Amount       Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.863% with Citibank, N.A.                                   6/15/2011            $1,300M            $4,512

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                   6/15/2016             1,000M             2,764
----------------------------------------------------------------------------------------------------------------------
                                                                                             $2,300M            $7,276
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
MICHIGAN INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $996.76           $4.48
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.44           $4.53
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $992.84           $8.20
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,016.70           $8.30
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                              71.5%
Utilities                                        19.5%
Health Care                                       8.4%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
MICHIGAN INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--98.7%
                     General Obligations--70.9%
            $1,000M  Bay City School District 5% 5/1/2025                                $1,032,500               $326
             1,000M  Detroit Series "B" 5% 4/1/2025                                       1,020,000                322
             1,725M  Eaton Rapids Public Schools 5 1/4% 5/1/2022                          1,817,719                573
             1,650M  Ecorse Public School District 5% 5/1/2027                            1,697,438                535
             1,105M  Ferndale Public Schools 5% 5/1/2023                                  1,136,769                359
             1,100M  Fraser Public School District 5% 5/1/2024                            1,134,375                358
             1,600M  Galesburg-Augusta Community Schools
                       5% 5/1/2024                                                        1,648,000                520
             1,000M  Godwin Heights Public School District
                       5 5/8% 5/1/2010*                                                   1,060,000                334
             1,000M  Grand Blanc Community School District
                       5 5/8% 5/1/2015                                                    1,070,000                338
             1,040M  Grand Rapids Building Authority 5 3/4% 8/1/2015                      1,108,900                350
             1,000M  Gull Lake Community School District Zero
                       Coupon 5/1/2013                                                      692,500                218
             1,000M  Hartland School District 5% 5/1/2022                                 1,032,500                326
             1,575M  Jenison Public School District 5 1/2% 5/1/2018                       1,683,281                531
             1,490M  Kenowa Hills Public Schools 5% 5/1/2025                              1,527,250                482
             1,000M  Montrose Township School District 6.2% 5/1/2017                      1,135,000                358
             1,000M  Newaygo Public Schools 5 3/4% 5/1/2010*                              1,062,500                335
             1,500M  Puerto Rico Municipal Finance Agency
                       5 3/4% 8/1/2009*                                                   1,593,750                503
             1,000M  Saginaw City School District Schs. Bldg. & Site
                       5% 5/1/2025                                                        1,022,500                323
----------------------------------------------------------------------------------------------------------------------
                                                                                         22,474,982              7,091
----------------------------------------------------------------------------------------------------------------------
                     Health Care--8.4%
                     Michigan State Hospital Finance Authority Revenue:
             1,000M    Mercy Mount Clemens 5 3/4% 5/15/2017                               1,056,250                333
               535M    St. John's Hospital 6% 5/15/2008                                     544,362                172
             1,000M  Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.)
                       5 5/8% 7/1/2013                                                    1,052,500                332
----------------------------------------------------------------------------------------------------------------------
                                                                                          2,653,112                837
----------------------------------------------------------------------------------------------------------------------
                     Utilities--19.4%
             1,000M  Detroit Sewage Disposal System Rev. 5% 7/1/2030                      1,017,500                321
             1,275M  Detroit Water Supply System Rev. 6 1/2% 7/1/2015                     1,480,594                467
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
MICHIGAN INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Utilities (continued)
                     Michigan State Strategic Fund (Detroit Edison Co.):
            $1,550M    6.95% 5/1/2011                                                    $1,745,687               $551
             1,000M    7% 5/1/2021                                                        1,253,750                396
               500M  Monroe County Economic Dev. Corp.
                       (Detroit Edison Co.) 6.95% 9/1/2022                                  634,375                200
----------------------------------------------------------------------------------------------------------------------
                                                                                          6,131,906              1,935
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $30,005,461)                                        31,260,000              9,863
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM TAX EXEMPT INVESTMENTS--.6%
               200M  University of Michigan Hospital Series "A"
                       Adjustable Rate Note 3.95%** (cost $200,000)                         200,000                 63
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $30,205,461)                      99.3%       31,460,000              9,926
Other Assets, Less Liabilities                                                 .7           234,081                 74
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $31,694,081            $10,000
======================================================================================================================

                                                                       Expiration          Notional         Unrealized
Interest Rate Swaps                                                          Date            Amount       Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.863% with JPMorgan Chase Bank, N.A.                        6/15/2011            $1,600M            $5,553

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.976% with Citibank, N.A.                                   6/15/2013             1,600M             4,595

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                   6/15/2016             2,000M             5,528
----------------------------------------------------------------------------------------------------------------------
                                                                                             $5,200M           $15,676
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at June 30, 2006.

See notes to financial statements


Fund Expenses
MINNESOTA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00           $1,000.56           $3.09
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,021.84           $3.13
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $996.16           $6.82
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,018.10           $6.89
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .62% for Class A shares and 1.37% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                              68.1%
Utilities                                         9.8%
Health Care                                       9.2%
Education                                         6.9%
Transportation                                    3.3%
Housing                                           2.7%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
MINNESOTA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--97.3%
                     Education--6.7%
              $600M  Minnesota State Colleges & Univ. 5% 10/1/2021                         $622,500               $389
               400M  University of Minnesota 5 3/4% 7/1/2017                                451,500                282
----------------------------------------------------------------------------------------------------------------------
                                                                                          1,074,000                671
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--66.2%
               400M  Becker Ind. School District #726, 6% 2/1/2017                          426,000                266
               325M  Bloomington Ind. School District #271,
                       5 1/8% 2/1/2015                                                      341,250                213
               500M  Crow Wing County Jail Series "B" 5% 2/1/2021                           518,125                324
               200M  Delano Ind. School District #879, 5.6% 2/1/2015                        212,500                133
                     Eagan Recreational Facilities Series "A":
               450M    5% 2/1/2015                                                          468,562                293
               250M    5% 2/1/2016                                                          259,375                162
               300M  Elk River Ind. School District #728,
                       5 1/2% 2/1/2021                                                      317,250                198
               300M  Farmington Ind. School District #192 Series "B"
                       5% 2/1/2022                                                          310,500                194
                     Lake Superior Ind. School District #381 Series "A":
               465M    5% 4/1/2018                                                          483,600                302
               500M    5% 4/1/2019                                                          519,375                325
               280M  Lakeville 5 1/2% 2/1/2011                                              280,342                175
               405M  Lino Lakes 5.7% 2/1/2012                                               409,625                256
               260M  Mahtomedi Ind. School District #832,
                       5% 2/1/2017                                                          270,075                169
               500M  Medford Ind. School District #763,
                       5% 2/1/2031                                                          512,500                320
             1,160M  Minneapolis Special School District #1,
                       5% 2/1/2020                                                        1,202,050                751
               750M  Montgomery School District #394, 5% 2/1/2025                           775,313                484
               500M  Moorhead Series "A" 5% 2/1/2027                                        515,000                322
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     General Obligations (continued)
              $750M  New Brighton Series "A" 5% 2/1/2032
                       (when-issued)                                                       $768,750               $480
                     Pequot Lakes Ind. School District #186:
               250M    5% 2/1/2016                                                          259,375                162
               250M    5 1/8% 2/1/2018                                                      261,250                163
               250M  Rosemount School District #196, 5% 2/1/2023                            258,750                162
                     St. Paul Ind. School District #625:
               250M    5 5/8% 2/1/2015                                                      260,312                163
               400M    5% 2/1/2017                                                          416,500                260
               535M  Upsala Ind. School District #487, 5% 2/1/2020                          554,394                346
----------------------------------------------------------------------------------------------------------------------
                                                                                         10,600,773              6,623
----------------------------------------------------------------------------------------------------------------------
                     Health Care--9.0%
               500M  Minneapolis Health Care Sys. Rev. (Fairview
                       Hlth. Svcs.) 5 1/2% 5/15/2017                                        538,125                336
               350M  Minnesota Agriculture & Econ. Dev. Brd. Rev.
                       (Benedictine Hlth.) 5 1/4% 2/15/2014                                 366,625                229
               500M  St. Cloud Health Care Oblig. Group "A"
                       5.8% 5/1/2016                                                        534,375                334
----------------------------------------------------------------------------------------------------------------------
                                                                                          1,439,125                899
----------------------------------------------------------------------------------------------------------------------
                     Housing--2.6%
               400M  Minnetonka Multi-Family Housing Rev.
                       (Cedar Hills Proj.) 5.9% 10/20/2019                                  419,000                262
----------------------------------------------------------------------------------------------------------------------
                     Transportation--3.2%
               500M  Minneapolis & St. Paul Metro Airports Comm.
                       Airport Rev. Series "A" 5% 1/1/2028                                  510,000                318
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
MINNESOTA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Utilities--9.6%
              $400M  Northern Minnesota Municipal Pwr. Agy. Elec.
                       Sys. Rev. 5.4% 1/1/2016                                             $419,500               $262
                     Western Minnesota Municipal Power Agency:
               325M    5 1/2% 1/1/2011                                                      331,061                207
               500M    5 1/2% 1/1/2015                                                      528,125                330
               250M    5% 1/1/2030                                                          255,000                159
----------------------------------------------------------------------------------------------------------------------
                                                                                          1,533,686                958
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,223,824)                            97.3%       15,576,584              9,731
Other Assets, Less Liabilities                                                2.7           429,967                269
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $16,006,551            $10,000
======================================================================================================================

                                                                       Expiration          Notional         Unrealized
Interest Rate Swap                                                           Date            Amount       Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                   6/15/2016            $1,000M            $2,764
======================================================================================================================

See notes to financial statements


Fund Expenses
MISSOURI INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $998.74           $3.09
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,021.84           $3.13
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $995.24           $6.81
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,018.10           $6.89
-----------------------------------------------------------------------------
* Expenses are equal to the annualized expense ratio of .62% for Class A shares and 1.37% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                              50.1%
Other Revenue                                    21.0%
Utilities                                         8.4%
Health Care                                       7.3%
Transportation                                    7.0%
Education                                         6.2%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
MISSOURI INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--97.0%
                     Education--6.0%
              $125M  Bowling Green School District 5.85% 3/1/2010*                         $133,125                $82
               500M  Cape Girardeau Cnty. Bldg. Corp. Sch. Dist. #R-II,
                       5 1/4% 3/1/2025                                                      525,625                322
               150M  Missouri Southern State College Rev. Aux.
                       Enterprise Sys. 5.3% 4/1/2015                                        158,437                 97
               150M  Missouri State Hlth. & Educ. Facs. Auth.
                       (Webster Univ.) 5 1/2% 4/1/2018                                      158,062                 97
----------------------------------------------------------------------------------------------------------------------
                                                                                            975,249                598
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--48.6%
             1,000M  Branson Sch. Dist. #R-4, 5% 3/1/2025                                 1,028,750                631
               500M  Camdenton Reorg. Sch. Dist. #R-III Camden Cnty.
                       5 1/4% 3/1/2021                                                      528,750                324
               400M  Cass County Reorg. School District #2, 5 1/2% 3/1/2017                 429,000                262
               350M  Clay County Pub. School District #53, 5% 3/1/2017                      362,250                222
               500M  Fort Zumwalt School District 5% 3/1/2023                               518,750                318
               250M  Greene County Reorg. School District #R8,
                       5 1/4% 3/1/2019                                                      263,750                162
               100M  Jefferson County School District #6, 6% 3/1/2014                       106,500                 65
               150M  Kansas City Streetlight Project Series "A"
                       5 1/4% 2/1/2016                                                      158,062                 97
               140M  Maplewood Richmond Heights School District
                       5 1/4% 3/1/2016                                                      147,350                 90
               500M  Miller County School District #2, 5% 3/1/2021                          520,000                319
               500M  Neosho Reorg. School District #R5,
                       5% 3/1/2022 (when-issued)                                            521,250                320
               500M  Nixa School District #R2, 5 1/4% 3/1/2025                              529,375                325
             1,000M  North Kansas City School District #74, 5% 3/1/2025                   1,030,000                632
             1,000M  Puerto Rico Commonwealth 5% 7/1/2027                                 1,023,750                628
               125M  St. Joseph's School Dist. (Direct Dep. Prog.)
                       5 3/4% 3/1/2019                                                      133,281                 82
               100M  St. Louis County Pattonville R-3 School Dist.
                       (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                 107,125                 66
               250M  Washington School District 5% 3/1/2015                                 260,938                160
               250M  Wentzville School District #4, 5% 3/1/2022                             257,813                158
----------------------------------------------------------------------------------------------------------------------
                                                                                          7,926,694              4,861
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
---------------------------------------------------------------------------------------------------------------------
                     Health Care--7.1%
              $400M  Jackson County Spl. Oblig. (Truman Med. Ctr.)
                       5% 12/1/2022                                                        $412,000               $253
               140M  Missouri State Hlth. & Educ. Facs. Auth. Series "A"
                       (BJC Hlth. Sys.) 6 3/4% 5/15/2011                                    156,800                 96
               500M  North Kansas City Hospital Rev. Series "A"
                       5% 11/15/2020                                                        513,125                315
                80M  Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                       6 1/4% 7/1/2016                                                       80,889                 49
----------------------------------------------------------------------------------------------------------------------
                                                                                          1,162,814                713
----------------------------------------------------------------------------------------------------------------------
                     Transportation--6.8%
               400M  Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty.
                       Proj. Series "B" 5 1/4% 10/1/2019                                    422,500                259
               250M  Kansas City Airport Rev. Series "B" 5 1/4% 9/1/2016                    264,688                163
                     St. Louis Airport Revenue:
               255M    5.3% 7/1/2011*                                                       270,300                166
               150M    5 1/8% 7/1/2015                                                      155,437                 95
----------------------------------------------------------------------------------------------------------------------
                                                                                          1,112,925                683
----------------------------------------------------------------------------------------------------------------------
                     Utilities--8.1%
               250M  Jefferson County Cons. Public Water Supply
                       5 1/4% 12/1/2016                                                     265,938                163
               500M  Missouri Jt. Mun. Elec. Util. Rev. 5% 1/1/2021                         520,000                319
               250M  Missouri State Environmental Impt. & Energy
                       Res. Auth. 5 1/2%  7/1/2014                                          271,250                166
               250M  Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                  267,500                164
----------------------------------------------------------------------------------------------------------------------
                                                                                          1,324,688                812
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--20.4%
               100M  Clay County Public Building Auth. Leasehold Rev.
                       5 1/8% 5/15/2014                                                     102,125                 63
               500M  Jackson Cnty Pub. Bldg. Corp. Leasehold Rev.
                       5% 12/1/2020                                                         518,125                318
               250M  Kansas City Municipal Assistance Corp. Rev.
                       Series "A" 5% 3/1/2019                                               258,438                158
               250M  Missouri State Board Public Buildings Series "A"
                       5% 5/1/2021                                                          256,875                158
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
MISSOURI INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue (continued)
                     Missouri State Dev. Finance Board Infrastructure
                       Facilities Revenue:
              $500M    Hartman Heritage Center Phase II, 5% 4/1/2020                       $513,125               $315
               125M    Midtown Redevelopment Project Series "A"
                         6% 4/1/2014                                                        133,906                 82
               500M  Missouri State Regional Convention & Sports
                       Complex Auth. 5 1/4% 8/15/2020                                       525,000                322
                     Springfield Public Building Corp. Leasehold Revenue:
               125M    Capital Improvement 5.6% 6/1/2014                                    131,875                 81
               230M    Jordan Valley 5.85% 6/1/2014                                         246,100                152
                     St. Louis Municipal Finance Corp. Leasehold Revenue:
               250M    Carnahan Courthouse Series "A"  5% 2/15/2020                         257,500                158
                       City Justice Center Series "A":
               125M      5 3/4% 2/15/2010*                                                  133,750                 82
               225M      5 1/4% 2/15/2015                                                   238,781                146
----------------------------------------------------------------------------------------------------------------------
                                                                                          3,315,600              2,035
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,625,448)                            97.0%       15,817,970              9,702
Other Assets, Less Liabilities                                                3.0           486,164                298
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $16,304,134            $10,000
======================================================================================================================

                                                                       Expiration          Notional         Unrealized
Interest Rate Swap                                                           Date            Amount       Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                   6/15/2016            $1,000M            $2,764
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
NEW JERSEY INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $996.83           $4.73
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.19           $4.78
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $992.62           $8.45
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,016.45           $8.55
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.70% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Education                                        27.5%
Other Revenue                                    26.3%
Transportation                                   15.8%
Utilities                                        10.8%
General Obligations                               9.0%
Health Care                                       6.5%
Housing                                           2.3%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
NEW JERSEY INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--98.0%
                     Education--27.5%
                     New Jersey Educational Facilities Auth. Revenue:
            $2,125M    College of New Jersey Series "C" 5 3/8% 7/1/2016                  $2,260,469               $358
             5,000M    Higher Educ. Cap. Impt. Series "A" 5 1/8% 9/1/2022                 5,193,750                822
             1,000M    Montclair State Univ. Series "A" 5% 7/1/2023
                         (when-issued)                                                    1,037,500                164
             1,200M    Richard Stockton College 5% 7/1/2025                               1,236,000                195
             1,800M    Rowan University Series "C" 5% 7/1/2022                            1,865,250                295
             1,210M  Puerto Rico Indl. Tourist Educ. Med. & Env.
                       Cntl. Facs. University Plaza Proj. Series "A"
                       5 5/8% 7/1/2013                                                    1,291,675                204
             1,000M  University of Medicine & Dentistry of New Jersey
                       Series "A" 5 3/8% 12/1/2016                                        1,065,000                168
                     University of Puerto Rico:
             1,715M    5 3/4% 6/1/2017                                                    1,822,188                288
             1,500M    5 3/4% 6/1/2018                                                    1,591,875                252
----------------------------------------------------------------------------------------------------------------------
                                                                                         17,363,707              2,746
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--9.0%
             1,750M  Atlantic City Board of Education 6.1% 12/1/2015                      2,012,500                319
             1,500M  Jersey City Series "B" 5% 9/1/2019                                   1,552,500                245
             1,000M  Washington Township Board of Education
                       5% 3/1/2029                                                        1,028,750                163
             1,000M  West Deptford 5 1/2% 9/1/2010*                                       1,060,000                168
----------------------------------------------------------------------------------------------------------------------
                                                                                          5,653,750                895
----------------------------------------------------------------------------------------------------------------------
                     Health Care--6.5%
                     New Jersey State Health Care Facs. Fing. Authority:
             1,745M    General Hospital Center at Passaic 6% 7/1/2014                     1,941,313                307
             1,000M    Meridian Health System Oblig. Group
                         5 5/8% 7/1/2014                                                  1,056,250                167
             1,000M    Riverview Medical Center 6 1/4%  7/1/2011                          1,103,750                175
----------------------------------------------------------------------------------------------------------------------
                                                                                          4,101,313                649
----------------------------------------------------------------------------------------------------------------------
                     Housing--2.3%
             1,375M  New Jersey State Hsg. & Mtge. Fing. Agency
                       Regency Park Project 6.05% 11/1/2017                               1,442,031                228
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Transportation--15.7%
            $1,000M  Burlington County Bridge Commission
                       5 1/4% 8/15/2021                                                  $1,048,750               $166
             1,000M  Delaware River & Bay Authority 5 1/2% 1/1/2010*                      1,060,000                167
             1,000M  Delaware River Port Auth. PA & NJ Rev.
                       5 3/4% 1/1/2022                                                    1,056,250                167
             1,000M  New Jersey State Hwy. Auth. (Garden State Parkway)
                       6.2% 1/1/2010                                                      1,055,000                167
             2,440M  New Jersey State Turnpike Auth. Rev.
                       5% 1/1/2035                                                        2,476,600                392
             1,000M  Newark Hsg. Auth. Port Auth. (Newark Marine Term.)
                       5 1/4% 1/1/2020                                                    1,056,250                167
             2,100M  Port Authority of New York & New Jersey
                       125th Series 5% 10/15/2018                                         2,191,875                347
----------------------------------------------------------------------------------------------------------------------
                                                                                          9,944,725              1,573
----------------------------------------------------------------------------------------------------------------------
                     Utilities--10.8%
             1,250M  Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                   1,296,875                205
                     Passaic Valley Sewer Commission:
             1,250M    Series "E" 5 5/8% 12/1/2018                                        1,328,125                210
             1,000M    Series "F" 5% 12/1/2020                                            1,033,750                164
                     Puerto Rico Electric Power Authority:
             1,000M    Series "HH" 5 1/4% 7/1/2029                                        1,052,500                166
             2,000M    Series "II" 5 3/8% 7/1/2017                                        2,140,000                339
----------------------------------------------------------------------------------------------------------------------
                                                                                          6,851,250              1,084
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--26.2%
             2,900M  Atlantic County Impt. Auth. Lux. Tax
                       (Convention Ctr.) 7.4% 7/1/2016                                    3,476,375                550
             2,000M  Cape May County Bridge Commission 5% 6/1/2032                        2,050,000                324
             1,665M  Cape May County Indl. Poll. Cntl. Fin. Auth.
                       6.8% 3/1/2021                                                      2,070,844                327
                     Casino Reinvestment Dev. Auth. Hotel Room
                       Fee Revenue:
             1,000M      5 1/4% 6/1/2021                                                  1,053,750                167
             1,000M      5% 1/1/2025                                                      1,032,500                163
             1,000M  Essex County Impt. Auth. Lease Rev.
                       (Correctional Facs. Proj.) 5 1/2% 10/1/2018                        1,052,500                167
             1,000M  Hudson County Impt. Auth. Lease Rev.
                       (County Services Bldg. Proj.) 5% 4/1/2035                          1,025,000                162
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
NEW JERSEY INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue (continued)
            $2,500M  New Jersey Economic Dev. Auth.
                       (Liberty State Park Proj.) 5% 3/1/2027                            $2,575,000               $407
             1,000M  Passaic County Impt. Auth. Lease Rev.
                       (Preakness Healthcare Ctr. Proj.) 5% 5/1/2030                      1,022,500                162
             1,155M  Puerto Rico Municipal Finance Agency
                       5 1/4% 8/1/2020                                                    1,221,411                193
----------------------------------------------------------------------------------------------------------------------
                                                                                         16,579,880              2,622
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $59,670,792)                                        61,936,656              9,797
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM TAX EXEMPT INVESTMENTS--1.8%
             1,150M  Gloucester County Pollution Cntl. Fing.
                       Adjustable Rate Note 3.8%**
                       (cost $1,150,000)                                                  1,150,000                182
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $60,820,792)                      99.8        63,086,656              9,979
Other Assets, Less Liabilities                                                 .2           132,342                 21
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $63,218,998            $10,000
======================================================================================================================

                                                                       Expiration          Notional         Unrealized
Interest Rate Swap                                                           Date            Amount       Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                   6/15/2016            $4,000M           $11,055
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at June 30, 2006.

See notes to financial statements


Fund Expenses
NEW YORK INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $998.46           $4.88
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.04           $4.94
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $994.67           $8.60
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,016.30           $8.70
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.73% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                              28.7%
Education                                        27.1%
Utilities                                        19.4%
Transportation                                   18.5%
Other Revenue                                     4.1%
Housing                                           1.4%
Health Care                                       0.8%


Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
NEW YORK INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--99.4%
                     Education--26.9%
                     New York State Dormitory Authority Revenue:
                       City University:
            $1,000M      5 3/4% 7/1/2009*                                                $1,061,250                $64
             3,955M      5 3/4% 7/1/2013                                                  4,271,400                256
             3,000M      6% 7/1/2020                                                      3,468,750                207
             2,350M    Colgate University 6% 7/1/2021                                     2,720,125                163
                       Fashion Institution of Technology:
             1,000M      5 1/4% 7/1/2019                                                  1,061,250                 64
             1,300M      5% 7/1/2029                                                      1,332,500                 80
                       New York University:
             1,610M      6% 7/1/2018                                                      1,857,537                111
             2,205M      5% 7/1/2022                                                      2,279,419                136
             2,000M      5% 7/1/2023                                                      2,065,000                124
                       NYSARC Insured Series "A":
             1,425M      5 1/4% 7/1/2018                                                  1,512,281                 90
             6,300M      5% 7/1/2026                                                      6,504,750                389
             3,135M    Peekskill City School Districts
                         5% 10/1/2026                                                     3,229,050                193
             2,715M    Rochester Institute of Technology
                         5 1/4% 7/1/2018                                                  2,857,538                171
                       School Districts Financing Program:
             3,550M      Series "A" 5 1/4% 4/1/2022                                       3,767,438                225
             1,000M      Series "C" 5 1/4% 4/1/2021                                       1,051,250                 63
                       Special Act School Districts Program:
             1,375M      6% 7/1/2012                                                      1,476,406                 88
             1,460M      6% 7/1/2013                                                      1,560,375                 93
             1,185M    State Dormitory Facilities Series "A"
                         5% 7/1/2021                                                      1,223,513                 73
             1,500M    State University Educ. Facs. 5 1/4%
                         5/15/2021                                                        1,610,625                 96
----------------------------------------------------------------------------------------------------------------------
                                                                                         44,910,457              2,686
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--28.5%
                     Buffalo:
                       School District Series "B":
            $1,130M      5 3/8% 11/15/2016                                               $1,206,275                $72
             2,360M      5 3/8% 11/15/2017                                                2,513,400                150
             2,620M      5 3/8% 11/15/2019                                                2,790,300                167
             1,000M    School District Series "D" 5 1/2% 12/15/2015                       1,061,250                 63
             1,000M  Central Square Central School Dist. 5% 5/15/2017                     1,048,750                 63
                     Eastport South Manor Central School District:
             1,250M    5% 6/15/2016                                                       1,309,375                 78
             1,315M    5% 6/15/2017                                                       1,374,175                 82
             1,385M    5% 6/15/2018                                                       1,442,131                 86
             1,000M  Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015               1,081,250                 65
                     New York City:
             3,530M    Series "C" 5 5/8% 3/15/2012*                                       3,834,463                229
                       Series "E":
             4,570M      5 3/4% 5/15/2010*                                                4,912,750                294
             2,000M      5 3/4% 8/1/2018                                                  2,167,500                130
             2,500M    Series "F" 5 1/4% 8/1/2014                                         2,634,375                158
             2,885M    Series "G" 5 3/4% 8/1/2018                                         3,126,619                187
             1,680M  Niagara Falls Public Improvement 7 1/2% 3/1/2015                     2,064,300                123
             1,395M  North Syracuse Central School Dist. Series "A"
                       5% 6/15/2018                                                       1,449,056                 87
             4,000M  Puerto Rico Municipal Finance Agy. 6% 8/1/2009*                      4,280,000                256
             1,000M  Red Hook Central School Dist. 5 1/8% 6/15/2017                       1,051,250                 63
             1,775M  Webster Central School District 5% 6/15/2019                         1,852,656                111
                     Yonkers Series "A":
             1,900M    5 3/4% 10/1/2010*                                                  2,052,000                123
             1,345M    5 1/8% 7/1/2016                                                    1,408,887                 84
             1,410M    5 1/4% 7/1/2017                                                    1,487,550                 89
             1,480M    5 1/4% 7/1/2018                                                    1,557,700                 93
----------------------------------------------------------------------------------------------------------------------
                                                                                         47,706,012              2,853
----------------------------------------------------------------------------------------------------------------------
                     Health Care--.8%
             1,320M  New York State Dormitory Auth. Rev.
                       United Cerebral Palsy 5 1/8% 7/1/2021                              1,384,350                 83
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
NEW YORK INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Housing--1.4%
            $2,265M  New York State Hsg. Fin. Agy. Rev.
                       6.05% 5/1/2011                                                    $2,310,300               $138
----------------------------------------------------------------------------------------------------------------------
                     Transportation--18.4%
                     Metropolitan Transit Authority of New York:
                       Transit Authority Revenue:
                         Series "A":
             2,500M          5% 11/15/2020                                                2,606,250                156
             2,460M          4 3/4% 11/15/2030                                            2,463,075                147
             1,000M          5% 11/15/2030                                                1,018,750                 61
             5,000M      Series "B" 5 1/4% 11/15/2022                                     5,281,250                316
             2,725M    Transit Dedicated Tax 5 1/8% 11/15/2020                            2,851,031                171
             7,500M  New York State Thruway Auth. Gen. Rev.
                       Series "E" 4 3/4% 1/1/2030                                         7,509,375                449
             1,500M  New York State Thruway Auth. Hwy. & Bridge
                       Series "A" 6% 4/1/2010*                                            1,621,875                 97
             6,900M  Triborough Bridge & Tunnel Auth. Series "Y"
                       6% 1/1/2012                                                        7,426,125                444
----------------------------------------------------------------------------------------------------------------------
                                                                                         30,777,731              1,841
----------------------------------------------------------------------------------------------------------------------
                     Utilities--19.3%
             1,700M  Long Island Power Auth. Elec. Sys. Rev.
                       5% 12/1/2023                                                       1,759,500                105
                     New York City Municipal Water Fin. Auth. Revenue:
             2,750M    6% 6/15/2021                                                       3,214,063                192
             7,000M    5 1/2% 6/15/2010*                                                  7,472,500                447
             5,000M    Series "A" 5% 6/15/2035                                            5,093,750                304
             8,000M  Puerto Rico Electric Power Auth. Rev.
                       5 3/8% 7/1/2017                                                    8,560,000                512
             5,405M  Suffolk County Water Auth. Rev. 6% 6/1/2017                          6,148,187                368
----------------------------------------------------------------------------------------------------------------------
                                                                                         32,248,000              1,928
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--4.1%
            $2,500M  Nassau County Interim Fin. Auth.
                       5 3/4% 11/15/2010*                                                $2,684,375               $161
             3,000M  New York City Transitional Fin. Auth.
                       5 1/4% 8/1/2020                                                    3,168,750                189
               800M  New York State Dorm. Auth. Rev.
                      (Jud. Facs. Lease) 7 3/8% 7/1/2016                                    934,000                 56
----------------------------------------------------------------------------------------------------------------------
                                                                                          6,787,125                406
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $159,284,102)                     99.4%      166,123,975              9,935
Other Assets, Less Liabilities                                                 .6         1,093,331                 65
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%     $167,217,306            $10,000
======================================================================================================================

                                                                       Expiration          Notional         Unrealized
Interest Rate Swaps                                                          Date            Amount       Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.863% with Citibank, N.A.                                   6/15/2011            $8,000M           $27,768

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                   6/15/2016            13,000M            35,929
----------------------------------------------------------------------------------------------------------------------
                                                                                            $21,000M           $63,697
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
NORTH CAROLINA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $998.74           $3.74
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,021.19           $3.78
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $995.11           $7.46
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,017.45           $7.54
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                        38.9%
Certificates of Participation                    28.3%
Education                                        15.6%
Transportation                                    9.4%
General Obligations                               4.6%
Health Care                                       1.6%
Other Revenue                                     1.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
NORTH CAROLINA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--98.7%
                     Certificates of Participation--28.0%
              $400M  Carteret County 5 5/8% 6/1/2020                                       $424,500               $162
                     Harnett County:
               500M    5 1/2% 12/1/2014                                                     533,750                204
               500M    5 1/8% 12/1/2023                                                     523,750                200
             1,000M  Lincoln County Middle School Proj. 5% 6/1/2022                       1,038,750                397
             1,255M  Nash County Public Facs. Proj. 5 1/4% 6/1/2019                       1,330,300                508
             1,110M  North Carolina Wildlife Resources Series "A"
                       5 1/4% 6/1/2019                                                    1,173,825                448
             1,000M  Onslow County 5% 6/1/2024                                            1,022,500                390
               250M  Pitt County 5 1/4% 4/1/2015                                            262,813                100
             1,000M  University North Carolina Wilmington 5% 6/1/2031                     1,016,250                388
----------------------------------------------------------------------------------------------------------------------
                                                                                          7,326,438              2,797
----------------------------------------------------------------------------------------------------------------------
                     Education--15.3%
                     Appalachian State University:
             1,000M    5% 7/15/2025                                                       1,028,750                393
             1,000M    Series "A" 5 1/8% 5/1/2019                                         1,048,750                400
               330M  Iredell County Public Facs. School Projs.
                       6% 6/1/2010*                                                         357,638                136
               500M  North Carolina Capital Facs. Fin. Agy.
                       (Meredith College) 5 1/8% 6/1/2014                                   521,250                199
             1,000M  University North Carolina Sys. Pool Rev.
                       5 3/8% 4/1/2021                                                    1,065,000                407
----------------------------------------------------------------------------------------------------------------------
                                                                                          4,021,388              1,535
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--4.5%
               500M  Brunswick County 5 3/4% 5/1/2010*                                      538,750                206
               400M  Johnston County 5% 6/1/2018                                            417,500                159
               220M  Laurinburg Sanitation Swr. 5.3% 6/1/2012                               224,675                 86
----------------------------------------------------------------------------------------------------------------------
                                                                                          1,180,925                451
----------------------------------------------------------------------------------------------------------------------
                     Health Care--1.6%
               400M  North Carolina Medical Care Community Hosp.
                       Rev. Northeast Med. Ctr. 5 3/8% 11/1/2016                            420,500                161
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
NORTH CAROLINA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Transportation--9.3%
            $1,000M  Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                   $1,053,750               $402
                     Piedmont Triad Airport Authority Revenue:
               800M    5 1/2% 7/1/2009*                                                     843,000                322
               500M    5 1/4% 7/1/2016                                                      527,500                201
----------------------------------------------------------------------------------------------------------------------
                                                                                          2,424,250                925
----------------------------------------------------------------------------------------------------------------------
                     Utilities--38.4%
             1,000M  Asheville Water Sys. Rev. 5% 8/1/2025                                1,028,750                393
               600M  Broad River Water Auth. Water Sys. Rev.
                       5 3/4% 6/1/2010*                                                     645,000                246
             1,080M  Brunswick County Enterprise Sys. Rev.
                       5 1/4% 4/1/2022                                                    1,140,750                436
               250M  Gastonia Combined Utilities Sys. Rev.
                       5 5/8% 5/1/2010*                                                     267,188                102
               250M  Greensboro Enterprise Sys. Rev. 5% 6/1/2017                            260,625                 99
                     Greenville Combined Enterprise Sys. Revenue:
               250M    5 1/2% 9/1/2017                                                      262,188                100
               250M    5 1/2% 9/1/2018                                                      261,875                100
             1,000M  High Point Enterprise Sys. Rev. 5% 11/1/2024                         1,032,500                394
             1,000M  Mooresville Enterprise Sys. Rev. 5% 5/1/2025                         1,028,750                393
               200M  North Carolina Eastern Municipal Pwr. Agy. Rev.
                       5.6% 1/1/2010                                                        205,642                 79
             1,000M  North Carolina Municipal Pwr. Agy. Rev.
                       (Catawba Elec.) 5 1/4% 1/1/2018                                    1,052,500                402
               650M  Puerto Rico Electric Pwr. Auth. Rev.
                       5 1/4% 7/1/2022                                                      684,937                261
             1,140M  Shelby Enterprise Sys. Rev. 5% 5/1/2022                              1,172,775                448
             1,000M  Union County Enterprise Sys. Rev. 5% 6/1/2029                        1,022,500                390
----------------------------------------------------------------------------------------------------------------------
                                                                                         10,065,980              3,843
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue-1.6%
              $250M  Cumberland County Finance Corp. Installment
                       Pmt. Rev. (Detention Ctr. & Mental Hlth.)
                       5 5/8% 6/1/2017                                                     $263,437               $100
               140M  Fayetteville Finance Corp. Inst. Municipal
                       Bldg. Prog. 5.7% 2/1/2010                                            142,983                 55
----------------------------------------------------------------------------------------------------------------------
                                                                                            406,420                155
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,385,677)                            98.7%       25,845,901              9,867
Other Assets, Less Liabilities                                                1.3           348,138                133
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $26,194,039            $10,000
======================================================================================================================

                                                                       Expiration          Notional         Unrealized
Interest Rate Swap                                                           Date            Amount       Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                   6/15/2016            $1,300M            $3,593
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
OHIO INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $997.34           $3.73
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,021.19           $3.78
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $993.51           $7.46
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,017.45           $7.54
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                              72.0%
Education                                        14.2%
Other Revenue                                     9.0%
Utilities                                         2.2%
Health Care                                       2.2%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
OHIO INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--98.5%
                     Education--14.0%
            $1,200M  Cincinnati State Tech. & Cmnty. College Gen.
                       Receipts 5 1/4% 10/1/2020                                         $1,269,000               $527
             1,000M  Cuyahoga Cmnty. College Dist. Gen. Receipts
                       5% 12/1/2022                                                       1,032,500                429
             1,000M  University Akron Gen. Receipts 6% 1/1/2010*                          1,076,250                447
----------------------------------------------------------------------------------------------------------------------
                                                                                          3,377,750              1,403
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--71.2%
             1,000M  Adams County Valley Local School District
                       7% 12/1/2015                                                       1,153,750                479
             1,000M  Akron-Summit County Public Library
                       5% 12/1/2018                                                       1,033,750                429
               800M  Avon Local School District 6 1/2% 12/1/2015                            932,000                387
             1,000M  Beaver Creek Local School District
                       6.6% 12/1/2015                                                     1,152,500                479
               500M  Brecksville-Broadview Heights City School
                       District 6 1/2% 12/1/2016                                            515,260                214
             1,095M  Central Solid Waste Auth. 5% 12/1/2022                               1,129,219                469
             1,000M  Cleveland Municipal School District
                       5 1/4% 12/1/2023                                                   1,055,000                438
             1,000M  Dublin City School Dist. Fac. Construction &
                       Improvement 5% 12/1/2021                                           1,035,000                430
             1,135M  Eaton City School District 5 3/8% 12/1/2018                          1,218,706                506
             1,445M  Fairfield County 5% 12/1/2025                                        1,472,094                611
               700M  Garfield Heights 6.3% 12/1/2014                                        707,441                294
               655M  Jefferson County Jail Construction
                       5 3/4% 12/1/2019                                                     742,606                309
             1,000M  Licking County Joint Voc. School District
                       5% 12/1/2020                                                       1,031,250                428
             1,300M  Lorain 5 1/2% 12/1/2018                                              1,395,875                580
             1,000M  Oakwood City School District 5% 12/1/2020                            1,035,000                430
               180M  Shaker Heights City School District
                       7.1% 12/15/2010                                                      192,150                 80
               500M  Wyoming City School District 5% 12/1/2022                              518,750                216
               750M  Youngstown 6% 12/1/2031                                                813,750                338
----------------------------------------------------------------------------------------------------------------------
                                                                                         17,134,101              7,117
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
OHIO INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Health Care--2.2%
              $500M  Lorain County Hosp. Rev. (Catholic
                       Healthcare Partners) 5 1/2% 9/1/2011                                $518,125               $215
----------------------------------------------------------------------------------------------------------------------
                     Utilities--2.2%
               500M  Mahoning Valley Sanitary District Water Rev.
                       5 3/4% 11/15/2018                                                    530,625                220
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--8.9%
             1,000M  Hamilton County Sales Tax 5 3/4% 12/1/2013                           1,071,250                445
             1,000M  New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                        1,072,500                445
----------------------------------------------------------------------------------------------------------------------
                                                                                          2,143,750                890
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,848,285)                                        23,704,351              9,845
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM TAX EXEMPT INVESTMENTS--.4%
               100M  Ohio State Air Quality Development Authority
                       Adjustable Rate Note 3.95%** (cost $100,000)                         100,000                 42
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $22,948,285)                      98.9%       23,804,351              9,887
Other Assets, Less Liabilities                                                1.1           272,145                113
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $24,076,496            $10,000
======================================================================================================================

                                                                       Expiration          Notional         Unrealized
Interest Rate Swap                                                           Date            Amount       Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                   6/15/2016            $1,200M            $3,316
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at June 30, 2006.

See notes to financial statements


Fund Expenses
OREGON INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $998.33           $4.23
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.69           $4.28
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $995.43           $7.96
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,016.95           $8.05
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                              50.3%
Utilities                                        17.0%
Certificates of Participation                    13.2%
Education                                        11.4%
Other Revenue                                     5.4%
Transportation                                    1.7%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
OREGON INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--96.5%
                     Certificates of Participation--12.9%
                     Oregon State Dept. of Administrative Services:
              $500M    5.65% 5/1/2007*                                                     $512,580               $159
               500M    5 1/4% 5/1/2017                                                      527,500                163
             1,000M    5% 5/1/2021                                                        1,036,250                321
             1,020M    5% 5/1/2022                                                        1,050,600                326
             1,000M    5% 11/1/2030                                                       1,021,250                317
----------------------------------------------------------------------------------------------------------------------
                                                                                          4,148,180              1,286
----------------------------------------------------------------------------------------------------------------------
                     Education--11.1%
               200M  Chemeketa Community College District
                       6.4% 7/1/2009                                                        200,260                 62
             1,250M  Oregon Health Sciences Univ. Rev.
                       5 1/4% 7/1/2022                                                    1,314,063                407
                     Oregon State Facs. Authority Rev.:
             1,000M    College in Student Housing Proj. 5% 7/1/2035                       1,012,500                314
             1,000M    Williamette Univ. Proj. 5 1/8% 10/1/2025                           1,043,750                324
----------------------------------------------------------------------------------------------------------------------
                                                                                          3,570,573              1,107
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--49.0%
             1,000M  Benton and Linn Counties School District #509J
                       (Corvallis) 5% 6/1/2020                                            1,033,750                320
             1,390M  Clackamas Community College District 5% 5/1/2023                     1,433,438                444
             1,000M  Columbia Gorge Community College 5% 6/15/2023                        1,032,500                320
             1,055M  Gresham 5 3/8% 6/1/2017                                              1,124,894                349
               635M  Jefferson County School District #509J
                       5 1/4% 6/15/2019                                                     669,925                208
               245M  La Grande 5 5/8% 6/1/2011                                              246,950                 77
                     Linn County School District:
               250M    #9 (Lebanon) 6 1/8% 6/15/2010*                                       270,000                 84
               435M    #55, 5 1/2% 6/15/2011*                                               464,906                144
             1,000M  Multnomah County Sch. Dist. #7 (Reynolds)
                       5% 6/1/2035                                                        1,010,000                313
             1,000M  Oregon State Board Of Higher Education
                     Series "A" 5% 8/1/2029                                               1,030,000                319
               760M  Polk Marion & Benton Counties School District #13J
                       5 5/8% 6/15/2010*                                                    807,500                250
             1,470M  Rogue Community College District 5% 6/15/2024                        1,508,587                468
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     General Obligations (continued)
                     Southwestern Community College District:
              $600M    6.05% 6/1/2010*                                                     $645,750               $200
             1,000M    5% 6/1/2030                                                        1,022,500                317
               200M  Tillamook County 5.6% 1/15/2007*                                       201,946                 63
               615M  Treasure Valley Community College 5% 6/1/2035                          624,994                195
               400M  Umatilla County School District #16R (Pendleton)
                       5 1/4% 7/1/2014                                                      429,500                133
               520M  Wasco County School District #12,
                       5 1/2% 6/15/2018                                                     573,950                178
               600M  Washington and Clackamas Counties
                     School District #23 (Tigard) 5 1/4% 6/1/2016                           646,500                200
             1,000M  Washington County 5% 6/1/2024                                        1,036,250                321
----------------------------------------------------------------------------------------------------------------------
                                                                                         15,813,840              4,903
----------------------------------------------------------------------------------------------------------------------
                     Transportation--1.7%
               500M  Portland Airport Way Urban Renewal & Redev.
                       6% 6/15/2010*                                                        541,875                168
----------------------------------------------------------------------------------------------------------------------
                     Utilities--16.5%
               440M  Columbia River Peoples Utility District Elec. Sys.
                       5.55% 12/1/2010*                                                     469,150                145
               600M  Eugene Water Utility System 5.8% 8/1/2010*                             642,000                199
               250M  Marion County Solid Waste & Electric Rev.
                       5 3/8% 10/1/2008                                                     250,920                 78
                     Portland Sewer System Revenue:
               300M    Series "A" 5 1/4% 6/1/2020                                           315,750                 98
             1,000M    Series "B" 5% 6/15/2027                                            1,031,250                320
                     Puerto Rico Electric Power Authority:
               750M    5 1/8% 7/1/2026                                                      778,125                241
               500M    5 1/4% 7/1/2029                                                      526,250                162
             1,000M  Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024                   1,053,750                327
               250M  Washington County Unified Sewer Agy.
                                                                                            273,437                 85
----------------------------------------------------------------------------------------------------------------------
                                                                                          5,340,632              1,655
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
OREGON INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--5.3%
              $500M  Oregon State Administrative Services Lottery
                       5 3D 4% 4/1/2009*                                                    $528,125               $164
                     Portland Urban Renewal & Redevelopment:
               405M    Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020                        427,781                133
               700M    South Parks Blocks Series "A" 5 3/4% 6/15/2017                       749,875                232
----------------------------------------------------------------------------------------------------------------------
                                                                                          1,705,781                529
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $30,702,936)                                        31,120,881              9,648
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM TAX EXEMPT INVESTMENTS--.9%
               300M  Puerto Rico Commonwealth Govt. Dev. Bank
                       Adjustable Rate Note 3.87%* (cost $300,000)                          300,000                 93
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $31,002,936)                      97.4%       31,420,881              9,741
Other Assets, Less Liabilities                                                2.6           836,832                259
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $32,257,713            $10,000
======================================================================================================================

                                                                       Expiration          Notional         Unrealized
Interest Rate Swaps                                                          Date            Amount       Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.863% with JPMorgan Chase Bank, N.A.                        6/15/2011            $1,600M            $5,554

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                   6/15/2016             3,800M            10,502
----------------------------------------------------------------------------------------------------------------------
                                                                                             $5,400M           $16,056
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset weekly by the issuer and is the rate in effect at June 30, 2006.

See notes to financial statements


Fund Expenses
PENNSYLVANIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example - Class A Shares
Actual              $1,000.00             $999.56           $4.49
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.44           $4.53
-----------------------------------------------------------------------------
Expense Example - Class B Shares
Actual              $1,000.00             $995.37           $8.21
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,016.70           $8.30
-----------------------------------------------------------------------------
* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                              36.9%
Utilities                                        18.5%
Other Revenue                                    16.4%
Health Care                                      10.5%
Education                                        10.3%
Transportation                                    7.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
PENNSYLVANIA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--97.8%
                     Education--10.0%
            $1,000M  Pennsylvania State Higher Educ. Assistance Agy.
                       6 1/8% 12/15/2010*                                                $1,090,000               $237
             1,410M  Pennsylvania State Higher Educ. Facs. Auth.
                       Hlth. Svcs. 5 1/2% 6/15/2014                                       1,484,025                323
                     State Public School Bldg. Auth. Revenue:
             1,000M    Colonial 5% 5/15/2026                                              1,022,500                223
             1,000M    Northampton Cnty. Area Series "A" 5% 3/1/2020                      1,036,250                225
----------------------------------------------------------------------------------------------------------------------
                                                                                          4,632,775              1,008
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--36.3%
             1,700M  Bentworth School District 5% 3/15/2028                               1,748,875                381
             2,200M  Catasauqua Area School District 5% 2/15/2026                         2,263,250                493
             1,000M  Chambersburg School District 5% 3/1/2024                             1,023,750                223
               750M  Chestnut Ridge School District 5 1/4% 3/1/2026                         780,938                170
             1,000M  Ephrata Area School District 5% 3/1/2022                             1,035,000                225
             1,190M  Jim Thorpe School District 5% 3/15/2027                              1,218,262                265
             1,065M  Mifflin County 5 1/2% 9/1/2020                                       1,119,581                244
                     Owen J. Roberts School District:
             1,365M    5 1/2% 8/15/2016                                                   1,465,669                319
             1,000M    5% 5/15/2023                                                       1,035,000                225
                     Pennsbury School District:
             1,000M    5 1/2% 1/15/2017                                                   1,070,000                233
             1,085M    5% 8/1/2025                                                        1,114,838                243
               385M  Philadelphia 6% 11/15/2014                                             388,157                 84
             1,180M  Philadelphia School District 6% 3/1/2010*                            1,261,125                274
             1,085M  Pittsburgh 5 1/2% 9/1/2014                                           1,148,744                250
----------------------------------------------------------------------------------------------------------------------
                                                                                         16,673,189              3,629
----------------------------------------------------------------------------------------------------------------------
                     Health Care--10.3%
                     Allegheny County Hospital Development Authority
                     Health Center--University of Pittsburgh:
             1,000M    5.6% 4/1/2013                                                      1,031,590                224
             1,000M    5.65% 4/1/2014                                                     1,031,950                225
             1,000M  Berks County Municipal Auth. Hosp. (Reading
                       Hosp. Med. Ctr.) 5.7% 10/1/2014                                    1,097,500                239
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Health Care (continued)
              $510M  Dauphin Cnty. Gen. Hlth. Sys. (Pinnacle Hlth. Sys.)
                       5 1/2% 5/15/2013                                                    $522,209               $114
             1,000M  Pennsylvania State Higher Educ. Facs. Auth.
                       Hlth. Svcs. 5.7% 11/15/2011 +                                      1,047,500                228
----------------------------------------------------------------------------------------------------------------------
                                                                                          4,730,749              1,030
----------------------------------------------------------------------------------------------------------------------
                     Transportation--6.9%
             1,620M  Allegheny County Port. Auth. Spl. Rev.
                       5 1/4% 3/1/2020                                                    1,694,925                369
             1,375M  Pennsylvania State Turnpike Comm. Tpk. Rev.
                       5 1/4% 12/1/2022                                                   1,459,218                318
----------------------------------------------------------------------------------------------------------------------
                                                                                          3,154,143                687
----------------------------------------------------------------------------------------------------------------------
                     Utilities--18.2%
             1,325M  Bucks County Water & Sewer Auth. Rev.
                       5 3/8% 6/1/2019                                                    1,404,500                306
             1,000M  Delaware Cnty. Regl. Wtr. Quality Cntl.
                       Auth. Swr. Rev. 5% 5/1/2025                                        1,026,250                223
             1,000M  Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                           1,070,000                233
             1,000M  New Castle Sanitation Auth. Swr.
                       5% 6/1/2024                                                        1,025,000                223
             2,500M  Pittsburgh Water & Sewer Auth. Rev.
                       6 1/2% 9/1/2013                                                    2,806,250                611
             1,000M  Saxonburg Area Auth. Sewer & Water Rev.
                       5% 3/1/2030                                                        1,005,000                219
----------------------------------------------------------------------------------------------------------------------
                                                                                          8,337,000              1,815
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--16.1%
             1,000M  Penn. State Tpk. Oil Franchise Tax Revenue
                       Series "A" 5% 12/1/2024                                            1,026,250                223
                     Philadelphia Auth. Indl. Dev. Lease Revenue:
             1,000M    5 1/2% 10/1/2014                                                   1,072,500                234
             1,000M    5 1/2% 10/1/2016                                                   1,070,000                233
             1,000M  Philadelphia Housing Auth. Rev. Bonds
                       Series "A" 5 1/2% 12/1/2019                                        1,081,250                235
----------------------------------------------------------------------------------------------------------------------







Portfolio of Investments (continued)
PENNSYLVANIA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue (continued)
                     Philadelphia Redev. Neighborhood
                       Transformation Series "A":
            $1,000M    5 1/2% 4/15/2016                                                  $1,070,000               $233
             1,000M    5 1/2% 4/15/2019                                                   1,067,500                232
             1,000M  Washington County Indl. Dev. Auth.
                     (West Penn Pwr. Co.) 6.05% 4/1/2014                                  1,011,090                220
----------------------------------------------------------------------------------------------------------------------
                                                                                          7,398,590              1,610
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $43,537,977)                                        44,926,446              9,779
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM TAX EXEMPT INVESTMENTS--.4%
               200M  Lehigh County General Purpose Auth. Rev.
                       Adjustable Rate Note 3.98%**
                       (cost $200,000)                                                      200,000                 43
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $43,737,977)                      98.2%       45,126,446              9,822
Other Assets, Less Liabilities                                                1.8           816,622                178
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $45,943,068            $10,000
======================================================================================================================

                                                                       Expiration          Notional         Unrealized
Interest Rate Swap                                                           Date            Amount       Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.976% with Citibank, N.A.                                   6/15/2013            $2,800M            $8,041
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at June 30, 2006.

 + Payments of principal and interest is being made by Municipal Bond Investors Assurance Insurance Corporation,
   the provider of the credit support.

See notes to financial statements


Fund Expenses
VIRGINIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                    Beginning             Ending
                     Account             Account         Expenses Paid
                      Value               Value          During Period
                     (1/1/06)           (6/30/06)       (1/1/06-6/30/06)*
-----------------------------------------------------------------------------
Expense Example -
Class A Shares
Actual              $1,000.00             $999.65           $4.49
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.44           $4.53
-----------------------------------------------------------------------------
Expense Example -
Class B Shares
Actual              $1,000.00             $995.49           $8.21
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,016.70           $8.30
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Other Revenue                                    28.3%
General Obligations                              28.1%
Utilities                                        24.1%
Transportation                                    9.6%
Health Care                                       6.7%
Education                                         3.2%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.


Portfolio of Investments
VIRGINIA INSURED TAX EXEMPT FUND
June 30, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--98.3%
                     Education--3.1%
            $1,000M  Virginia College Building Auth. Educ. Facs. Rev.
                       5 1/4%  2/1/2017                                                  $1,056,250               $314
----------------------------------------------------------------------------------------------------------------------
                     General Obligations--27.7%
             1,000M  Hampton 5 3/4% 2/1/2010*                                             1,076,250                320
             1,065M  Harrisonburg Public Safety & Steam Plant
                       Series "A" 5% 7/15/2020                                            1,108,931                330
             1,000M  Leesburg Public Utility 4 3/4% 7/1/2023                              1,012,500                301
             1,000M  Lunenburg County Series "B" 5 1/4% 2/1/2029                          1,045,000                311
                     Norfolk:
             1,730M    5% 7/1/2020                                                        1,788,388                532
             1,100M    5% 7/1/2021                                                        1,138,500                338
             1,000M  Richmond 5 1/2% 1/15/2017                                            1,065,000                316
             1,000M  Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                     1,073,750                319
----------------------------------------------------------------------------------------------------------------------
                                                                                          9,308,319              2,767
----------------------------------------------------------------------------------------------------------------------
                     Health Care--6.6%
                     Roanoke Industrial Development Authority:
             1,000M    Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                    1,063,750                316
             1,000M    Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                       1,146,250                341
----------------------------------------------------------------------------------------------------------------------
                                                                                          2,210,000                657
----------------------------------------------------------------------------------------------------------------------
                     Transportation--9.4%
                     Metropolitan Washington DC Airport Auth. System:
               930M    Series "B" 5.1% 10/1/2021                                            962,550                286
               500M    Series "B" 5 1/8% 10/1/2022                                          517,500                154
             1,585M  Norfolk Airport Auth. 5 3/8% 7/1/2015                                1,682,081                500
----------------------------------------------------------------------------------------------------------------------
                                                                                          3,162,131                940
----------------------------------------------------------------------------------------------------------------------
                     Utilities--23.7%
             1,025M  Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                           1,145,438                341
             1,000M  Norfolk Water Rev. 5 7/8% 11/1/2015                                  1,016,790                302
               500M  Powhatan Cnty. Econ. Dev. Auth. Lease Rev.
                       5 1/8% 7/15/2018                                                     525,625                156
                     Puerto Rico Electric Power Authority:
             1,000M    5 3/8%  7/1/2017                                                   1,070,000                318
             1,000M    Series "II" 5 1/4%  7/1/2022                                       1,053,750                313
----------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
          Principal                                                                                         $10,000 of
             Amount  Security                                                                 Value         Net Assets
----------------------------------------------------------------------------------------------------------------------
                     Utilities (continued)
            $1,050M  Rivanna Water & Sewer Auth. Rev. 5% 10/1/2023                       $1,085,438               $323
             1,000M  Spotsylvania County Water & Sewer Rev.
                       5% 6/1/2026                                                        1,031,250                306
             1,000M  Upper Occoquan Sewer Auth. Rev. 5% 7/1/2025                          1,033,750                307
----------------------------------------------------------------------------------------------------------------------
                                                                                          7,962,041              2,366
----------------------------------------------------------------------------------------------------------------------
                     Other Revenue--27.8%
             1,000M  Bedford County Econ. Dev. Auth. Lease Rev.
                       5 1/4% 5/1/2031                                                    1,051,250                313
               400M  Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                       5 3/8% 11/1/2010*                                                    426,500                127
               500M  Henrico County Econ. Dev. Auth. (Regional
                       Jail Proj.) 5 5/8% 11/1/2015                                         535,625                159
             1,000M  Middlesex County Indl. Dev. Auth. Lease Rev.
                       5 1/8% 8/1/2023                                                    1,047,500                311
             1,000M  Montgomery County Indl. Dev. Auth. Series "C"
                       6% 1/15/2011*                                                      1,092,500                325
             1,000M  Northwestern Regional Jail Auth. Rev. 5% 7/1/2033                    1,023,750                304
             1,000M  Stafford County Indl. Dev. Auth. Rev. 5 1/4% 8/1/2031                1,052,500                313
                     Southwest Regional Jail Authority Revenue:
             1,000M    5 1/8% 9/1/2021                                                    1,042,500                310
             1,000M    5 1/8% 9/1/2022                                                    1,040,000                309
             1,010M  Virginia State Res. Auth. Infrastructure Rev.
                       Series "B" 5 1/2% 5/1/2018                                         1,066,812                317
----------------------------------------------------------------------------------------------------------------------
                                                                                          9,378,937              2,788
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $31,999,448)                            98.3%       33,077,678              9,832
Other Assets, Less Liabilities                                                1.7           565,225                168
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $33,642,903            $10,000
======================================================================================================================

                                                                       Expiration          Notional         Unrealized
Interest Rate Swap                                                           Date            Amount       Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                   6/15/2016            $3,400M            $9,397
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2006
--------------------------------------------------------    -------------   --------------   --------------   --------------
                                                                                   INSURED
                                                               TAX-EXEMPT     INTERMEDIATE          INSURED          INSURED
                                                             MONEY MARKET       TAX EXEMPT       TAX EXEMPT    TAX EXEMPT II
--------------------------------------------------------    -------------   --------------   --------------   --------------
Assets
Investments in securities:
  At identified cost                                          $15,337,551      $53,879,586     $654,718,468     $116,032,493
                                                            =============   ==============   ==============   ==============
  At value (Note 1A)                                          $15,337,551      $53,599,287     $703,248,062     $117,126,712
Cash (overdraft)                                                  124,501          173,682          740,212           33,534
Receivables:
  Interest                                                         87,275          796,634       11,614,857        1,325,373
  Investment securities sold                                           --        1,076,247          999,903          511,293
  Trust shares sold                                                    --              218           56,949          156,767
Unrealized gain on swap agreements                                     --           14,359          231,259           27,638
Other assets                                                        6,264            5,793          157,930           11,366
                                                            -------------   --------------   --------------   --------------
Total Assets                                                   15,555,591       55,666,220      717,049,172      119,192,683
                                                            -------------   --------------   --------------   --------------

Liabilities
Payables:
  Investment securities purchased                                      --        1,070,896               --               --
  Dividends payable                                                 1,695           28,500          480,330          100,043
  Trust shares redeemed                                             6,641          285,563          975,472          116,544
Accrued advisory fees                                                  --           23,864          351,924           43,323
Accrued shareholder servicing costs                                 2,787            3,859           37,622            8,922
Accrued expenses                                                   16,722           15,949           66,449           12,068
                                                            -------------   --------------   --------------   --------------
Total Liabilities                                                  27,845        1,428,631        1,911,797          280,900
                                                            -------------   --------------   --------------   --------------
Net Assets                                                    $15,527,746      $54,237,589     $715,137,375     $118,911,783
                                                            =============   ==============   ==============   ==============
Net Assets Consist of:
Capital paid in                                               $15,527,746      $55,070,427     $663,241,876     $117,289,257
Undistributed net investment income                                    --          125,179          490,318           28,089
Accumulated net realized gain (loss) on investments
  and swap agreements                                                  --         (692,077)       2,644,328          472,580
Net unrealized appreciation (depreciation) in value of
  investments and swap agreements                                      --         (265,940)      48,760,853        1,121,857
                                                            -------------   --------------   --------------   --------------
Total                                                         $15,527,746      $54,237,589     $715,137,375     $118,911,783
                                                            =============   ==============   ==============   ==============
Net Assets:
  Class A                                                     $15,526,216      $46,444,890     $712,360,815     $104,581,308
  Class B                                                          $1,530       $7,792,699       $2,776,560      $14,330,475
Shares of beneficial interest outstanding (Note 2):
  Class A                                                      15,526,216        7,452,140       73,084,202        6,943,888
  Class B                                                           1,530        1,248,121          285,487          951,389

Net asset value and redemption price per share -- Class A           $1.00+           $6.23            $9.75           $15.06
                                                            =============   ==============   ==============   ==============
Maximum offering price per share -- Class A
  (Net asset value/.9425)*                                            N/A            $6.61           $10.34           $15.98
                                                            =============   ==============   ==============   ==============
Net asset value and offering price per share -- Class B
  (Note 2)                                                          $1.00            $6.24            $9.73           $15.06
                                                            =============   ==============   ==============   ==============

* On purchases of $100,000 or more, the sales charge is reduced

+ Also maximum offering price per share

See notes to financial statements





Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2006
----------------------------------------------------------------------------------------------------------------------------
                                                                          SINGLE STATE INSURED TAX EXEMPT FUND
                                                           -----------------------------------------------------------------
                                                                  ARIZONA       CALIFORNIA         COLORADO      CONNECTICUT
--------------------------------------------------------   --------------    -------------   --------------   --------------
Assets
Investments in securities:
  At identified cost                                          $16,433,032      $26,884,796       $9,114,501      $37,102,960
                                                           ==============   ==============  ===============    =============
  At value (Note 1A)                                          $16,925,263      $27,863,331       $9,454,125      $37,744,967
Cash (overdraft)                                                 (114,964)         125,290           13,534          345,250
Receivables:
  Interest                                                        322,143          400,735           55,773          537,179
  Investment securities sold                                           --               --               --               --
  Trust shares sold                                                 4,076           50,426              162              810
Unrealized gain on swap agreements                                  5,611           11,217            1,382            8,291
Other assets                                                        1,769            3,412            1,059            3,622
                                                           --------------   --------------  ---------------    -------------
Total Assets                                                   17,143,898       28,454,411        9,526,035       38,640,119
                                                           --------------   --------------  ---------------    -------------

Liabilities
Payables:
  Investment securities purchased                                      --               --               --               --
  Dividends payable                                                19,673           34,550            8,323           27,937
  Trust shares redeemed                                             1,150               --           14,654           59,836
Accrued advisory fees                                               3,032            8,445              170           13,959
Accrued shareholder servicing costs                                 1,004            1,510              649            1,826
Accrued expenses                                                    7,152            8,429            6,668            5,112
                                                           --------------   --------------  ---------------    -------------
Total Liabilities                                                  32,011           52,934           30,464          108,670
                                                           --------------   --------------  ---------------    -------------
Net Assets                                                    $17,111,887      $28,401,477       $9,495,571      $38,531,449
                                                           ==============   ==============  ===============    =============
Net Assets Consist of:
Capital paid in                                               $16,570,294      $27,197,868       $9,116,220      $37,788,857
Undistributed net investment income                                 5,449           28,286            6,864           15,891
Accumulated net realized gain (loss) on investments
  and swap agreements                                              38,302          185,571           31,481           76,403
Net unrealized appreciation (depreciation) in value of
  invesments and swap agreements                                  497,842          989,752          341,006          650,298
                                                           --------------   --------------  ---------------    -------------
Total                                                         $17,111,887      $28,401,477       $9,495,571      $38,531,449
                                                           ==============   ==============  ===============    =============
Net Assets:
  Class A                                                     $15,116,743      $26,179,178       $8,595,447      $35,165,234
  Class B                                                      $1,995,144       $2,222,299         $900,124       $3,366,215
Shares of beneficial interest outstanding (Note 2):
  Class A                                                       1,153,118        2,187,502          647,294        2,710,730
  Class B                                                         152,167          185,541           67,751          259,941

Net asset value and redemption price per share -- Class A          $13.11           $11.97           $13.28           $12.97
                                                           ==============   ==============  ===============    =============
Maximum offering price per share -- Class A
  (Net asset value/.9425)*                                         $13.91           $12.70           $14.09           $13.76
                                                           ==============   ==============  ===============    =============
Net asset value and offering price per share -- Class B
  (Note 2)                                                         $13.11           $11.98           $13.29           $12.95
                                                           ==============   ==============  ===============    =============



Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2006
----------------------------------------------------------------------------------------------------------------------------
                                                                          SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ----------------------------------------------------------------
                                                                  FLORIDA          GEORGIA         MARYLAND    MASSACHUSETTS
--------------------------------------------------------    -------------   --------------   --------------   --------------
Assets
Investments in securities:
  At identified cost                                          $28,848,910      $11,720,524      $24,835,215      $24,662,913
                                                            =============   ==============   ==============   ==============
  At value (Note 1A)                                          $29,879,119      $12,077,850      $25,512,755      $25,568,200
Cash                                                              196,753          117,521          316,288          221,076
Receivables:
  Interest                                                        405,443          174,492          525,289          332,030
  Investment securities sold                                    1,030,041               --               --               --
  Trust shares sold                                                 1,008              352           76,124            8,429
Unrealized gain on swap agreements                                 13,439            3,317            8,999            7,276
Other assets                                                        3,510            1,198            3,044            3,169
                                                           --------------   --------------    -------------    -------------
Total Assets                                                   31,529,313       12,374,730       26,442,499       26,140,180
                                                            -------------   --------------    ---------------- -------------
Liabilities
Payables:
  Investment securities purchased                                      --               --               --               --
  Dividends payable                                                37,689           17,267           33,362           17,262
  Trust shares redeemed                                             3,114            2,200           16,356          100,287
Accrued advisory fees                                               9,029              967            8,827            3,103
Accrued shareholder servicing costs                                 1,568              516            1,456            2,284
Accrued expenses                                                    2,894            5,496            9,335           17,467
                                                            -------------   --------------   --------------   --------------
Total Liabilities                                                  54,294           26,446           69,336          140,403
                                                            -------------   --------------   --------------   --------------
Net Assets                                                    $31,475,019      $12,348,284      $26,373,163      $25,999,777
                                                            =============   ==============   ==============   ==============
Net Assets Consist of:
Capital paid in                                               $30,240,905      $12,005,711      $25,406,979      $25,002,203
Undistributed net investment income                                17,671           11,649           35,909           31,313
Accumulated net realized gain (loss) on investments
  and swap agreements                                             172,795          (29,719)         243,736           53,698
Net unrealized appreciation in value of investments
  and swap agreements                                           1,043,648          360,643          686,539          912,563
                                                            -------------   --------------   --------------   --------------
Total                                                         $31,475,019      $12,348,284      $26,373,163      $25,999,777
                                                            =============   ==============   ==============   ==============

Net Assets:
  Class A                                                     $29,216,622      $11,112,714      $22,028,400      $23,686,350
  Class B                                                      $2,258,397       $1,235,570       $4,344,763       $2,313,427
Shares of beneficial interest outstanding (Note 2):
  Class A                                                       2,228,680          836,064        1,627,874        2,043,159
  Class B                                                         172,190           92,968          320,877          199,391

Net asset value and redemption price per share -- Class A          $13.11           $13.29           $13.53           $11.59
                                                            =============   ==============   ==============   ==============
Maximum offering price per share -- Class A
  (Net asset value/.9425)*                                         $13.91           $14.10           $14.36           $12.30
                                                            =============   ==============   ==============   ==============
Net asset value and offering price per share -- Class B
  (Note 2)                                                         $13.12           $13.29           $13.54           $11.60
                                                            =============   ==============   ==============   ==============

* On purchases of $100,000 or more, the sales charge is reduced

See notes to financial statements





Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2006
----------------------------------------------------------------------------------------------------------------
                                                                      SINGLE STATE INSURED TAX EXEMPT FUND
                                                               -------------------------------------------------
                                                                     MICHIGAN        MINNESOTA          MISSOURI
--------------------------------------------------------       --------------   --------------   ---------------
Assets
Investments in securities:
  At identified cost                                              $30,205,461      $15,223,824       $15,625,448
                                                               ==============   ==============   ===============
  At value (Note 1A)                                              $31,460,000      $15,576,584       $15,817,970
Cash                                                                   43,688           35,178            42,125
Receivables:
  Interest                                                            364,221          285,415           225,655
  Investment securities sold                                        1,458,375          975,030           775,946
  Trust shares sold                                                     5,367           35,324                54
Unrealized gain on swap agreements                                     15,676            2,764             2,764
Other assets                                                            3,995            1,996             1,349
                                                               --------------   --------------   ---------------
Total Assets                                                       33,351,322       16,912,291        16,865,863
                                                               --------------   --------------   ---------------
Liabilities
Payables:
  Investment securities purchased                                   1,534,717          770,263           523,224
  Dividends payable                                                    33,374           13,344            23,264
  Trust shares redeemed                                                62,935          114,206             4,562
Accrued advisory fees                                                   9,774            1,166             2,741
Accrued shareholder servicing costs                                     2,536            1,156               552
Accrued expenses                                                       13,905            5,605             7,386
                                                               --------------   --------------   ---------------
Total Liabilities                                                   1,657,241          905,740           561,729
                                                               --------------   --------------   ---------------
Net Assets                                                        $31,694,081      $16,006,551       $16,304,134
                                                               ==============   ==============   ===============
Net Assets Consist of:
Capital paid in                                                   $30,166,154      $15,725,860       $16,118,639
Undistributed net investment income                                    73,196            3,906             6,720
Accumulated net realized gain (loss) on investments
  and swap agreements                                                 184,516          (78,739)          (16,511)
Net unrealized appreciation in value of investments
  and swap agreements                                               1,270,215          355,524           195,286
                                                               --------------   --------------   ---------------
Total                                                             $31,694,081      $16,006,551       $16,304,134
                                                               ==============   ==============   ===============
Net Assets:
  Class A                                                         $29,605,369      $15,369,296       $13,382,569
  Class B                                                          $2,088,712         $637,255        $2,921,565
Shares of beneficial interest outstanding (Note 2):
  Class A                                                           2,455,600        1,324,309         1,003,157
  Class B                                                             173,472           54,843           218,874

Net asset value and redemption price per share -- Class A              $12.06           $11.61            $13.34
                                                               ==============   ==============   ===============
Maximum offering price per share -- Class A
  (Net asset value/.9425)*                                             $12.80           $12.32            $14.15
                                                               ==============   ==============   ===============
Net asset value and offering price per share -- Class B
  (Note 2)                                                             $12.04           $11.62            $13.35
                                                               ==============   ==============   ===============



Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2006
----------------------------------------------------------------------------------------------------------------------------
                                                                          SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ----------------------------------------------------------------
                                                               NEW JERSEY         NEW YORK   NORTH CAROLINA             OHIO
--------------------------------------------------------    -------------   --------------   --------------   --------------
Assets
Investments in securities:
  At identified cost                                          $60,820,792     $159,284,102      $25,385,677      $22,948,285
                                                            =============   ==============   ==============   ==============
At value (Note 1A)                                            $63,086,656     $166,123,975      $25,845,901      $23,804,351
Cash                                                              258,395          452,431           89,270          152,518
Receivables:
  Interest                                                      1,091,362        2,617,885          288,789          155,864
  Trust shares sold                                                 3,833           18,472              517              493
Unrealized gain on swap agreements                                 11,055           63,697            3,593            3,316
Other assets                                                        6,787           28,280            2,577            3,018
                                                            -------------   --------------   --------------   --------------
Total Assets                                                   64,458,088      169,304,740       26,230,647       24,119,560
                                                            -------------   --------------   --------------   --------------
Liabilities
Payables:
  Investment securities purchased                               1,034,160        1,754,306               --               --
  Dividends payable                                                52,946          155,094           19,375           23,109
  Trust shares redeemed                                           102,899           54,666            2,392            1,000
Accrued advisory fees                                              28,314           82,955            6,593            4,133
Accrued shareholder servicing costs                                 2,775            9,956            1,334            1,781
Accrued expenses                                                   17,996           30,457            6,914           13,041
                                                            -------------   --------------   --------------   --------------
Total Liabilities                                               1,239,090        2,087,434           36,608           43,064
                                                            -------------   --------------   --------------   --------------
Net Assets                                                    $63,218,998     $167,217,306      $26,194,039      $24,076,496
                                                            =============   ==============   ==============   ==============
Net Assets Consist of:
Capital paid in                                               $60,807,731     $160,985,904      $25,618,336      $23,173,382
Undistributed net investment income                                34,394           82,734            8,844            4,180
Accumulated net realized gain (loss) on investments
  and swap agreements                                              99,954         (754,902)         103,042           39,552
Net unrealized appreciation in value of investments
  and swap agreements                                           2,276,919        6,903,570          463,817          859,382
                                                            -------------   --------------   --------------   --------------
Total                                                         $63,218,998     $167,217,306      $26,194,039      $24,076,496
                                                            =============   ==============   ==============   ==============
Net Assets:
  Class A                                                     $58,198,618     $161,272,198      $21,885,527      $20,896,879
  Class B                                                      $5,020,380       $5,945,108       $4,308,512       $3,179,617
Shares of beneficial interest outstanding (Note 2):
  Class A                                                       4,602,324       11,457,867        1,679,532        1,711,705
  Class B                                                         397,449          422,898          330,854          260,227

Net asset value and redemption price per share -- Class A          $12.65           $14.08           $13.03           $12.21
                                                            =============   ==============   ==============   ==============
Maximum offering price per share -- Class A
  (Net asset value/.9425)*                                         $13.42           $14.94           $13.82           $12.95
                                                            =============   ==============   ==============   ==============
Net asset value and offering price per share -- Class B
  (Note 2)                                                         $12.63           $14.06           $13.02           $12.22
                                                            =============   ==============   ==============   ==============

* On purchases of $100,000 or  more, the sales charge is reduced

See notes to financial statements





Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2006
----------------------------------------------------------------------------------------------------------------
                                                                      SINGLE STATE INSURED TAX EXEMPT FUND
                                                               -------------------------------------------------
                                                                       OREGON     PENNSYLVANIA          VIRGINIA
------------------------------------------------               --------------   --------------   ---------------
Assets
Investments in securities:
  At identified cost                                              $31,002,936      $43,737,977       $31,999,448
                                                               ==============   ==============   ===============
  At value (Note 1A)                                              $31,420,881      $45,126,446       $33,077,678
Cash                                                                  498,009          375,879            19,870
Receivables:
  Interest                                                            300,084          563,533           604,339
  Trust shares sold                                                    67,435           16,137                72
Unrealized gain on swap agreements                                     16,056            8,041             9,397
Other assets                                                            2,975            4,691             3,378
                                                               --------------   --------------   ---------------
Total Assets                                                       32,305,440       46,094,727        33,714,734
                                                               --------------   --------------   ---------------
Liabilities
Payables:
  Investment securities purchased                                          --               --                --
  Dividends payable                                                    18,976           54,400            40,949
  Trust shares redeemed                                                 9,000           70,163             9,282
Accrued advisory fees                                                   8,930           17,537             9,302
Accrued shareholder servicing costs                                     1,984            2,808             1,999
Accrued expenses                                                        8,837            6,751            10,299
                                                               --------------   --------------   ---------------
Total Liabilities                                                      47,727          151,659            71,831
                                                               --------------   --------------   ---------------
Net Assets                                                        $32,257,713      $45,943,068       $33,642,903
                                                               ==============   ==============   ===============
Net Assets Consist of:
Capital paid in                                                   $31,739,164      $44,363,936       $32,407,243
Undistributed net investment income                                    20,395           32,362            12,595
Accumulated net realized gain (loss) on investments
  and swap agreements                                                  64,153          150,260           135,438
Net unrealized appreciation in value of investments
  and swap agreements                                                 434,001        1,396,510         1,087,627
                                                               --------------   --------------   ---------------
Total                                                             $32,257,713      $45,943,068       $33,642,903
                                                               ==============   ==============   ===============
Net Assets:
  Class A                                                         $29,798,893      $42,912,907       $32,030,921
  Class B                                                          $2,458,820       $3,030,161        $1,611,982
Shares of beneficial interest outstanding (Note 2):
  Class A                                                           2,344,027        3,388,033         2,500,932
  Class B                                                             193,785          239,124           126,209

Net asset value and redemption price per share -- Class A              $12.71           $12.67            $12.81
                                                               ==============   ==============   ===============
Maximum offering price per share -- Class A
  (Net asset value/.9425)*                                             $13.49           $13.44            $13.59
                                                               ==============   ==============   ===============
Net asset value and offering price per share -- Class B
  (Note 2)                                                             $12.69           $12.67            $12.77
                                                               ==============   ==============   ===============



Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2006
--------------------------------------------------------    -------------   --------------   --------------   --------------
                                                                                   INSURED
                                                               TAX-EXEMPT     INTERMEDIATE          INSURED          INSURED
                                                             MONEY MARKET       TAX EXEMPT       TAX EXEMPT    TAX EXEMPT II
--------------------------------------------------------    -------------   --------------   --------------   --------------
Investment Income
Interest income                                                  $230,242       $1,088,340      $19,127,195       $2,695,686
                                                            -------------   --------------   --------------   --------------
Expenses (Notes 1 and 5):
  Advisory fees                                                    35,239          167,634        2,501,496          511,303
  Distribution plan expenses -- Class A                                --           59,666          980,871          129,238
  Distribution plan expenses -- Class B                                 5           40,727           14,518           77,237
  Shareholder servicing costs                                      16,022           20,714          245,583           64,905
  Professional fees                                                 9,179            5,853           55,851           10,248
  Registration fees                                                31,123           33,035           25,675           34,550
  Custodian fees                                                    3,176            3,308           21,274            2,045
  Reports to shareholders                                           3,437            2,041           17,683            3,838
  Trustees' fees                                                      333            1,540           17,106            3,191
  Other expenses                                                    4,246           12,021          100,929           22,189
                                                            -------------   --------------   --------------   --------------
Total expenses                                                    102,760          346,539        3,980,986          858,744
Less: Expenses waived                                             (44,712)         (48,484)        (293,164)        (204,762)
      Expenses paid indirectly                                     (1,691)          (2,067)          (9,199)          (1,921)
                                                            -------------   --------------   --------------   --------------
Net expenses                                                       56,357          295,988        3,678,623          652,061
                                                            -------------   --------------   --------------   --------------
Net investment income                                             173,885          792,352       15,448,572        2,043,625
                                                            -------------   --------------   --------------   --------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments and swap agreements            --         (310,148)       2,644,328          472,580
Net unrealized depreciation of investments
  and swap agreements                                                  --         (756,037)     (21,185,873)      (2,532,436)
                                                            -------------   --------------   --------------   --------------
Net loss on investments and swap agreements                            --       (1,066,185)     (18,541,545)      (2,059,856)
                                                            -------------   --------------   --------------   --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                $173,885        $(273,833)     $(3,092,973)        $(16,231)
                                                            =============   ==============   ==============   ==============

See notes to financial statements





Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2006
----------------------------------------------------------------------------------------------------------------------------
                                                                           SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ----------------------------------------------------------------
                                                                  ARIZONA       CALIFORNIA         COLORADO      CONNECTICUT
--------------------------------------------------------    -------------   --------------   --------------   --------------
Investment Income
Interest income                                                  $420,759         $688,876         $244,145         $905,476
                                                           --------------   --------------  ---------------    -------------
Expenses (Notes 1 and 5):
  Advisory fees                                                    61,159          101,709           36,209          133,783
  Distribution plan expenses -- Class A                            19,137           33,471           11,687           43,229
  Distribution plan expenses -- Class B                            11,007           11,621            4,936           18,781
  Shareholder servicing costs                                       5,853            8,658            3,670           11,225
  Professional fees                                                 5,851            4,503            4,352            6,912
  Registration fees                                                 1,411            1,461              457              970
  Custodian fees                                                    1,797            2,568            1,304            2,635
  Reports to shareholders                                           1,088            1,761              909            2,360
  Trustees' fees                                                      417              766              242              926
  Other expenses                                                    5,347            6,912            5,752           10,916
                                                           --------------   --------------  ---------------    -------------
Total expenses                                                    113,067          173,430           69,518          231,737
Less: Expenses waived                                             (37,271)         (38,896)         (32,915)         (48,628)
      Expenses paid indirectly                                     (1,871)          (2,135)            (695)          (2,774)
                                                           --------------   --------------  ---------------    -------------
Net expenses                                                       73,925          132,399           35,908          180,335
                                                           --------------   --------------  ---------------    -------------
Net investment income                                             346,834          556,477          208,237          725,141
                                                           --------------   --------------  ---------------    -------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments and swap agreements        38,302          184,733           35,626           76,403
Net unrealized depreciation of investments
  and swap agreements                                            (387,130)        (747,445)        (244,741)        (861,585)
                                                           --------------   --------------  ---------------    -------------
Net loss on investments and swap agreements                      (348,828)        (562,712)        (209,115)        (785,182)
                                                           --------------   --------------  ---------------    -------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                 $(1,994)         $(6,235)           $(878)        $(60,041)
                                                           ==============   ==============  ===============    =============



Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2006
----------------------------------------------------------------------------------------------------------------------------
                                                                        SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ----------------------------------------------------------------
                                                                  FLORIDA          GEORGIA         MARYLAND    MASSACHUSETTS
--------------------------------------------------------    -------------   --------------   --------------   --------------
Investment Income
Interest income                                                  $759,986         $296,218         $648,436         $621,785
                                                            -------------   --------------   --------------   --------------
Expenses (Notes 1 and 5):
  Advisory fees                                                   114,057           43,862           96,091           90,540
  Distribution plan expenses -- Class A                            37,701           14,102           28,557           29,060
  Distribution plan expenses -- Class B                            12,264            6,346           23,113           13,518
  Shareholder servicing costs                                       9,777            3,057            8,818           10,247
  Professional fees                                                 8,440            4,100            7,010            8,039
  Registration fees                                                   270              513            1,355            1,761
  Custodian fees                                                    2,947            1,276            2,126            1,538
  Reports to shareholders                                           1,767            1,293            2,104            1,544
  Trustees' fees                                                      891              325              639              692
  Other expenses                                                    8,362            6,951           11,260            6,861
                                                            -------------   --------------   --------------   --------------
Total expenses                                                    196,476           81,825          181,073          163,800
Less: Expenses waived                                             (39,009)         (36,597)         (44,739)         (45,750)
      Expenses paid indirectly                                     (1,498)          (1,324)          (2,247)          (2,146)
                                                            -------------   --------------   --------------   --------------
Net expenses                                                      155,969           43,904          134,087          115,904
                                                            -------------   --------------   --------------   --------------
Net investment income                                             604,017          252,314          514,349          505,881
                                                            -------------   --------------   --------------   --------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain on investments and swap agreements              172,795           70,865          243,736           53,698
Net unrealized depreciation of investments
  and swap agreements                                            (869,293)        (303,289)        (783,023)        (659,597)
                                                            -------------   --------------   --------------   --------------
Net loss on investments and swap agreements                      (696,498)        (232,424)        (539,287)        (605,899)
                                                            -------------   --------------   --------------   --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                $(92,481)         $19,890         $(24,938)       $(100,018)
                                                            =============   ==============   ==============   ==============

See notes to financial statements





Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2006
----------------------------------------------------------------------------------------------------------------
                                                                   SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ----------------------------------------------------
                                                                 MICHIGAN           MINNESOTA           MISSOURI
------------------------------------------------            -------------      --------------      -------------
Investment Income
Interest income                                                  $806,902            $381,358           $343,652
                                                            -------------      --------------      -------------
Expenses (Notes 1 and 5):
  Advisory fees                                                   114,480              56,765             52,791
  Distribution plan expenses -- Class A                            38,203              19,496             15,215
  Distribution plan expenses -- Class B                            10,885               3,303             15,147
  Shareholder servicing costs                                      12,132               5,379              3,240
  Professional fees                                                 7,819               4,288              5,134
  Registration fees                                                 1,381                 417              1,095
  Custodian fees                                                    2,221               1,610              1,429
  Reports to shareholders                                           1,909               1,205              1,425
  Trustees' fees                                                      900                 448                409
  Other expenses                                                    7,739               7,001              7,682
                                                            -------------      --------------      -------------
Total expenses                                                    197,669              99,912            103,567
Less: Expenses waived                                             (40,235)            (45,037)           (43,184)
      Expenses paid indirectly                                     (1,941)             (1,669)            (1,461)
                                                            -------------      --------------      -------------
Net expenses                                                      155,493              53,206             58,922
                                                            -------------      --------------      -------------
Net investment income                                             651,409             328,152            284,730
                                                            -------------      --------------      -------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain on investments and swap agreements              184,516              20,809              6,254
Net unrealized depreciation of investments
  and swap agreements                                            (937,294)           (347,645)          (325,318)
                                                            -------------      --------------      -------------
Net loss on investments and swap agreements                      (752,778)           (326,836)          (319,064)
                                                            -------------      --------------      -------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                               $(101,369)             $1,316           $(34,334)
                                                            =============      ==============     ==============


Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2006
----------------------------------------------------------------------------------------------------------------------------
                                                                         SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ----------------------------------------------------------------
                                                               NEW JERSEY         NEW YORK   NORTH CAROLINA             OHIO
--------------------------------------------------------    -------------   --------------   --------------   --------------
Investment Income
Interest income                                                $1,550,124       $4,138,807         $624,099         $596,455
                                                            -------------   --------------   --------------   --------------
Expenses (Notes 1 and 5):
  Advisory fees                                                   227,394          599,948           94,340           86,096
  Distribution plan expenses -- Class A                            74,598          206,629           28,137           26,675
  Distribution plan expenses -- Class B                            26,866           31,699           22,447           16,524
  Shareholder servicing costs                                      18,231           54,771            8,201            8,658
  Professional fees                                                13,373           11,120            4,578            6,782
  Registration fees                                                   519            1,202              377              587
  Custodian fees                                                    2,901            5,986            1,742            1,811
  Reports to shareholders                                           2,311            7,630            1,719            1,650
  Trustees' fees                                                    1,781            4,390              649              670
  Other expenses                                                   15,333           29,644            8,471            6,156
                                                            -------------   --------------   --------------   --------------
Total expenses                                                    383,307          953,019          170,661          155,609
Less: Expenses waived                                             (51,697)         (85,019)         (50,469)         (48,893)
      Expenses paid indirectly                                     (2,452)          (7,185)          (2,107)          (1,905)
                                                            -------------   --------------   --------------   --------------
Net expenses                                                      329,158          860,815          118,085          104,811
                                                            -------------   --------------   --------------   --------------
Net investment income                                           1,220,966        3,277,992          506,014          491,644
                                                            -------------   --------------   --------------   --------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain on investments and swap agreements              108,895          983,438          120,494           72,652
Net unrealized depreciation of investments
  and swap agreements                                          (1,544,159)      (4,513,115)        (664,545)        (636,257)
                                                            -------------   --------------   --------------   --------------
Net loss on investments and swap agreements                    (1,435,264)      (3,529,677)        (544,051)        (563,605)
                                                            -------------   --------------   --------------   --------------
Net Decrease in Net Assets Resulting
  from Operations                                               $(214,298)       $(251,685)        $(38,037)        $(71,961)
                                                            =============   ==============   ==============   ==============

See notes to financial statements





Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2006
----------------------------------------------------------------------------------------------------------------
                                                                    SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ----------------------------------------------------
                                                                   OREGON        PENNSYLVANIA           VIRGINIA
------------------------------------------------            -------------      --------------      -------------
Investment Income
Interest income                                                  $743,423          $1,117,549           $804,484
                                                            -------------      --------------      -------------
Expenses (Notes 1 and 5):
  Advisory fees                                                   111,755             161,349            118,166
  Distribution plan expenses -- Class A                            36,939              53,810             40,053
  Distribution plan expenses -- Class B                            12,341              15,802              9,004
  Shareholder servicing costs                                      13,654              15,931             11,097
  Professional fees                                                 5,701               9,717              8,946
  Registration fees                                                   974                 249                197
  Custodian fees                                                    2,600               1,911              2,177
  Reports to shareholders                                           1,533               2,816              1,116
  Trustees' fees                                                      791               1,118                909
  Other expenses                                                    7,198               9,914             10,777
                                                            -------------      --------------      -------------
Total expenses                                                    193,486             272,617            202,442
Less: Expenses waived                                             (45,465)            (50,595)           (41,388)
      Expenses paid indirectly                                     (2,710)             (2,255)            (2,018)
                                                            -------------      --------------      -------------
Net expenses                                                      145,311             219,767            159,036
                                                            -------------      --------------      -------------
Net investment income                                             598,112             897,782            645,448
                                                            -------------      --------------      -------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain on investments and swap agreements               64,153             150,260            135,178
Net unrealized depreciation of investments
  and swap agreements                                            (706,099)         (1,080,145)          (801,192)
                                                            -------------      --------------      -------------
Net loss on investments and swap agreements                      (641,946)           (929,885)          (666,014)
                                                            -------------      --------------      -------------
Net Decrease in Net Assets Resulting
  from Operations                                                $(43,834)           $(32,103)          $(20,566)
                                                            =============      ==============     ==============


Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
-------------------------------------------------------------------------------------------------------------------------
                                                                        TAX-EXEMPT                 INSURED INTERMEDIATE
                                                                       MONEY MARKET                     TAX EXEMPT
                                                            ----------------------------    -----------------------------
                                                                1/1/06 to      1/1/05 to         1/1/06 to      1/1/05 to
                                                                  6/30/06       12/31/05           6/30/06       12/31/05
-------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $173,885       $226,985          $792,352     $1,542,178
  Net realized gain (loss) on investments
    and swap agreements                                                --             --          (310,148)      (339,352)
Net unrealized depreciation of investments
    and swap agreements                                                --             --          (756,037)      (691,933)
                                                            ------------- --------------    -------------- --------------
    Net increase (decrease) in net assets resulting
     from operations                                              173,885        226,985          (273,833)       510,893
                                                            ------------- --------------    -------------- --------------
Distributions to Shareholders
  Net investment income -- Class A                               (173,874)      (226,974)         (690,100)    (1,303,534)
  Net investment income -- Class B                                    (11)           (11)          (86,524)      (167,839)
  Net realized gains -- Class A                                        --             --                --             --
  Net realized gains -- Class B                                        --             --                --             --
                                                            ------------- --------------    -------------- --------------
   Total distributions                                           (173,885)      (226,985)         (776,624)    (1,471,373)
                                                            ------------- --------------    -------------- --------------
Trust Share Transactions *
  Class A:
   Proceeds from shares sold                                   10,855,413     11,250,261         2,620,296      4,895,599
   Reinvestment of distributions                                  170,034        223,126           553,654      1,036,058
   Cost of shares redeemed                                     (8,905,742)   (12,051,512)       (4,958,970)   (15,517,584)
                                                            ------------- --------------    -------------- --------------
                                                                2,119,705       (578,125)       (1,785,020)    (9,585,927)
                                                            ------------- --------------    -------------- --------------
  Class B:
   Proceeds from shares sold                                        1,523              1           136,272        473,152
   Reinvestment of distributions                                       11             10            62,169        117,049
   Cost of shares redeemed                                         (1,089)       (21,632)         (671,403)    (3,142,187)
                                                            ------------- --------------    -------------- --------------
                                                                      445        (21,621)         (472,962)    (2,551,986)
                                                            ------------- --------------    -------------- --------------
   Net increase (decrease) from trust share transactions        2,120,150       (599,746)       (2,257,982)   (12,137,913)
                                                            ------------- --------------    -------------- --------------
   Net increase (decrease) in net assets                        2,120,150       (599,746)       (3,308,439)   (13,098,393)

Net Assets
   Beginning of period                                         13,407,596     14,007,342        57,546,028     70,644,421
                                                            ------------- --------------    -------------- --------------
   End of period+                                             $15,527,746    $13,407,596       $54,237,589    $57,546,028
                                                            ============= ==============    ============== ==============
+Includes undistributed net investment income of                      $--            $--          $125,179       $109,451
                                                            ============= ==============    ============== ==============
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                       10,855,413     11,250,261           416,065        766,369
    Issued for distributions reinvested                           170,034        223,126            87,966        162,277
    Redeemed                                                   (8,905,742)   (12,051,512)         (786,655)    (2,427,869)
                                                            ------------- --------------    -------------- --------------
    Net increase (decrease) in Class A trust shares
      outstanding                                               2,119,705       (578,125)         (282,624)    (1,499,223)
                                                            ============= ==============    ============== ==============
  Class B:
    Sold                                                            1,523              1            21,707         73,864
    Issued for distributions reinvested                                11             10             9,857         18,300
    Redeemed                                                       (1,089)       (21,632)         (106,632)      (492,011)
                                                            ------------- --------------    -------------- --------------
    Net increase (decrease) in Class B trust shares
    outstanding                                                       445        (21,621)          (75,068)      (399,847)
                                                            ============= ==============    ============== ==============

See notes to financial statements





Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                                         INSURED                           INSURED
                                                                        TAX EXEMPT                       TAX EXEMPT II
                                                            -------------------------------   --------------------------------
                                                                 1/1/06 to        1/1/05 to         1/1/06 to        1/1/05 to
                                                                   6/30/06         12/31/05           6/30/06         12/31/05
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                        $15,448,572      $32,054,524        $2,043,625       $3,626,558
  Net realized gain (loss) on investments
   and swap agreements                                           2,644,328        3,069,878           472,580        1,064,890
  Net unrealized depreciation of investments
   and swap agreements                                         (21,185,873)     (21,566,892)       (2,532,436)        (751,569)
                                                            --------------   --------------   ---------------   --------------
   Net increase (decrease) in net assets resulting
    from operations                                             (3,092,973)      13,557,510           (16,231)       3,939,879
                                                            --------------   --------------   ---------------   --------------
Distributions to Shareholders
  Net investment income -- Class A                             (15,202,435)     (31,899,578)       (1,846,471)      (3,191,652)
  Net investment income -- Class B                                 (49,525)        (107,093)         (214,429)        (423,181)
  Net realized gains -- Class A                                         --       (1,924,902)               --         (919,700)
  Net realized gains -- Class B                                         --           (7,805)               --         (145,644)
                                                            --------------   --------------   ---------------   --------------
    Total distributions                                        (15,251,960)     (33,939,378)       (2,060,900)      (4,680,177)
                                                            --------------   --------------   ---------------   --------------
Trust Share Transactions *
  Class A:
    Proceeds from shares sold                                    3,293,280        9,688,186        14,117,094       32,078,273
    Reinvestment of distributions                               11,781,644       26,372,012         1,319,366        3,101,139
    Cost of shares redeemed                                    (44,255,491)     (80,453,798)      (10,780,241)     (16,348,733)
                                                            --------------   --------------   ---------------   --------------
                                                               (29,180,567)     (44,393,600)        4,656,219       18,830,679
                                                            --------------   --------------   ---------------   --------------
Class B:
    Proceeds from shares sold                                       10,050           62,014           291,028        1,569,637
    Reinvestment of distributions                                   33,232           77,755           149,053          415,255
    Cost of shares redeemed                                       (268,238)        (571,141)       (1,939,802)      (2,236,150)
                                                            --------------   --------------   ---------------   --------------
                                                                  (224,956)        (431,372)       (1,499,721)        (251,258)
                                                            --------------   --------------   ---------------   --------------
    Net increase (decrease) from trust share transactions      (29,405,523)     (44,824,972)        3,156,498       18,579,421
                                                            --------------   --------------   ---------------   --------------
    Net increase (decrease) in net assets                      (47,750,456)     (65,206,840)        1,079,367       17,839,123

Net Assets
  Beginning of period                                          762,887,831      828,094,671       117,832,416       99,993,293
                                                            --------------   --------------   ---------------   --------------
  End of period+                                              $715,137,375     $762,887,831      $118,911,783     $117,832,416
                                                            ==============   ==============   ===============    =============
+Includes undistributed net investment income of                  $490,318         $293,706           $28,089          $45,364
                                                            ==============   ==============   ===============    =============
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                           333,079          951,990           924,744        2,075,816
    Issued for distributions reinvested                          1,192,860        2,602,817            86,666          200,970
    Redeemed                                                    (4,472,387)      (7,940,469)         (705,578)      (1,057,113)
                                                            --------------   --------------   ---------------   --------------
    Net increase (decrease) in Class A trust shares
      outstanding                                               (2,946,448)      (4,385,662)          305,832        1,219,673
                                                            ==============   ==============   ===============    =============
Class B:
    Sold                                                             1,017            6,090            19,077          101,350
    Issued for distributions reinvested                              3,371            7,692             9,788           26,917
    Redeemed                                                       (27,062)         (56,200)         (127,438)        (144,670)
                                                            --------------   --------------   ---------------   --------------
    Net increase (decrease) in Class B trust shares
      outstanding                                                  (22,674)         (42,418)          (98,573)         (16,403)
                                                            ==============   ==============   ===============    =============


Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                                           SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ------------------------------------------------------------------
                                                                         ARIZONA                           CALIFORNIA
                                                            -------------------------------       ----------------------------
                                                                1/1/06 to         1/1/05 to         1/1/06 to        1/1/05 to
                                                                  6/30/06          12/31/05           6/30/06         12/31/05
--------------------------------------------------------    -------------    --------------    --------------   --------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $346,834          $714,525          $556,477       $1,086,095
  Net realized gain (loss) on investments
   and swap agreements                                             38,302           288,602           184,733          410,390
  Net unrealized depreciation of investments
   and swap agreements                                           (387,130)         (655,927)         (747,445)        (749,557)
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) in net assets resulting
    from operations                                                (1,994)          347,200            (6,235)         746,928
                                                            -------------    --------------    --------------   --------------
Distributions to Shareholders
  Net investment income -- Class A                               (306,825)         (641,127)         (509,064)      (1,007,194)
  Net investment income -- Class B                                (36,125)          (79,919)          (35,338)         (91,407)
  Net realized gains -- Class A                                        --          (251,373)               --         (372,193)
  Net realized gains -- Class B                                        --           (37,390)               --          (36,131)
                                                            -------------    --------------    --------------   --------------
    Total distributions                                          (342,950)       (1,009,809)         (544,402)      (1,506,925)
                                                            -------------    --------------    --------------   --------------
Trust Share Transactions *
  Class A:
   Proceeds from shares sold                                    1,535,103         1,584,820         3,430,513        3,495,807
   Reinvestment of distributions                                  204,901           595,630           298,980          809,296
   Cost of shares redeemed                                     (1,407,859)       (4,428,657)       (3,576,977)      (2,956,457)
                                                            -------------    --------------    --------------   --------------
                                                                  332,145        (2,248,207)          152,516        1,348,646
                                                            -------------    --------------    --------------   --------------
Class B:
   Proceeds from shares sold                                       65,000            48,163            69,076          118,717
   Reinvestment of distributions                                   14,059            55,121            14,546           54,682
   Cost of shares redeemed                                       (275,630)         (305,202)         (391,518)        (574,319)
                                                            -------------    --------------    --------------   --------------
                                                                 (196,571)         (201,918)         (307,896)        (400,920)
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) from trust share transactions          135,574        (2,450,125)         (155,380)         947,726
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) in net assets                         (209,370)       (3,112,734)         (706,017)         187,729

Net Assets
  Beginning of period                                          17,321,257        20,433,991        29,107,494       28,919,765
                                                            -------------    --------------    --------------   --------------
  End of period+                                              $17,111,887       $17,321,257       $28,401,477      $29,107,494
                                                            =============    ==============    ==============   ==============
+Includes undistributed net investment income of                   $5,449            $1,565           $28,286          $16,211
                                                            =============    ==============    ==============   ==============
*Trust Shares Issued and Redeemed
 Class A:
  Sold                                                            115,501           115,779           282,162          281,661
  Issued for distributions reinvested                              15,471            43,862            24,720           65,495
  Redeemed                                                       (106,348)         (322,931)         (295,966)        (237,708)
                                                            -------------    --------------    --------------   --------------
  Net increase (decrease) in Class A trust shares
    outstanding                                                    24,624          (163,290)           10,916          109,448
                                                            =============    ==============    ==============   ==============
Class B:
  Sold                                                              4,915             3,503             5,753            9,416
  Issued for distributions reinvested                               1,061             4,062             1,201            4,425
  Redeemed                                                        (20,939)          (22,322)          (32,124)         (46,394)
                                                            -------------    --------------    --------------   --------------
  Net decrease in Class B trust shares outstanding                (14,963)          (14,757)          (25,170)         (32,553)
                                                            =============    ==============    ==============   ==============

See notes to financial statements





Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                                           SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ------------------------------------------------------------------
                                                                         COLORADO                           CONNECTICUT
                                                            -------------------------------     ------------------------------
                                                                1/1/06 to         1/1/05 to         1/1/06 to        1/1/05 to
                                                                  6/30/06          12/31/05           6/30/06         12/31/05
--------------------------------------------------------    -------------    --------------    --------------   --------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $208,237          $427,544          $725,141       $1,395,252
  Net realized gain (loss) on investments
   and swap agreements                                             35,626              (668)           76,403          201,692
  Net unrealized depreciation of investments
   and swap agreements                                           (244,741)         (193,132)         (861,585)        (725,235)
                                                           --------------    --------------   ---------------   --------------
   Net increase (decrease) in net assets resulting
    from operations                                                 (878)           233,744           (60,041)         871,709
                                                           --------------    --------------   ---------------   --------------
Distributions to Shareholders
  Net investment income -- Class A                               (188,648)         (402,310)         (664,810)      (1,263,963)
  Net investment income -- Class B                                (15,980)          (36,984)          (58,538)        (148,376)
  Net realized gains -- Class A                                        --                --                --         (174,891)
  Net realized gains -- Class B                                        --                --                --          (21,109)
                                                           --------------    --------------   ---------------   --------------
   Total distributions                                           (204,628)         (439,294)         (723,348)      (1,608,339)
                                                           --------------    --------------   ---------------   --------------
Trust Share Transactions *
  Class A:
   Proceeds from shares sold                                      279,524         1,090,885         2,407,522        5,068,615
   Reinvestment of distributions                                  133,312           271,761           517,230        1,134,531
   Cost of shares redeemed                                     (1,306,129)       (1,207,755)       (1,237,954)      (3,503,752)
                                                           --------------    --------------   ---------------   --------------
                                                                 (893,293)          154,891         1,686,798        2,699,394
                                                           --------------    --------------   ---------------   --------------
  Class B:
   Proceeds from shares sold                                       32,043             3,300            29,387          143,750
   Reinvestment of distributions                                   11,061            25,760            34,773          103,977
   Cost of shares redeemed                                       (155,997)         (122,159)         (736,960)      (1,014,279)
                                                           --------------    --------------   ---------------   --------------
                                                                 (112,893)          (93,099)         (672,800)        (766,552)
                                                           --------------    --------------   ---------------   --------------
   Net increase (decrease) from trust share transactions       (1,006,186)           61,792         1,013,998        1,932,842
                                                           --------------    --------------   ---------------   --------------
   Net increase (decrease) in net assets                       (1,211,692)         (143,758)          230,609        1,196,212

Net Assets
  Beginning of period                                          10,707,263        10,851,021        38,300,840       37,104,628
                                                           --------------    --------------   ---------------   --------------
  End of period+                                               $9,495,571       $10,707,263       $38,531,449      $38,300,840
                                                           ==============    ==============   ===============   ==============
+Includes undistributed net investment income of                   $6,864            $3,255           $15,891          $14,098
                                                           ==============    ==============   ===============   ==============
*Trust Shares Issued and Redeemed
  Class A:
   Sold                                                            20,804            79,572           183,376          378,121
   Issued for distributions reinvested                              9,927            19,879            39,436           84,796
   Redeemed                                                       (97,621)          (88,388)          (94,123)        (260,620)
                                                           --------------    --------------   ---------------   --------------
   Net increase (decrease) in Class A trust shares
     outstanding                                                  (66,890)           11,063           128,689          202,297
                                                            =============    ==============    ==============   ==============
  Class B:
   Sold                                                             2,374               245             2,236           10,715
   Issued for distributions reinvested                                823             1,884             2,654            7,782
   Redeemed                                                       (11,643)           (8,954)          (56,257)         (76,075)
                                                           --------------    --------------   ---------------   --------------
   Net decrease in Class B trust shares outstanding                (8,446)           (6,825)          (51,367)         (57,578)
                                                            =============    ==============    ==============   ==============


Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                                           SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ------------------------------------------------------------------
                                                                         FLORIDA                            GEORGIA
                                                            -------------------------------    -------------------------------
                                                                1/1/06 to         1/1/05 to         1/1/06 to        1/1/05 to
                                                                  6/30/06          12/31/05           6/30/06         12/31/05
--------------------------------------------------------    -------------    --------------    --------------   --------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $604,017        $1,359,914          $252,314         $490,887
  Net realized gain (loss) on investments
   and swap agreements                                            172,795           155,265            70,865          (54,787)
  Net unrealized depreciation of investments
   and swap agreements                                           (869,293)         (817,924)         (303,289)        (142,678)
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) in net assets resulting
    from operations                                               (92,481)          697,255            19,890          293,422
                                                            -------------    --------------    --------------   --------------
Distributions to Shareholders
  Net investment income -- Class A                               (576,648)       (1,288,423)         (232,003)        (444,490)
  Net investment income -- Class B                                (37,931)          (90,665)          (20,942)         (40,636)
  Net realized gains -- Class A                                        --          (143,644)               --               --
  Net realized gains -- Class B                                        --           (11,738)               --               --
                                                            -------------    --------------    --------------   --------------
    Total distributions                                          (614,579)       (1,534,470)         (252,945)        (485,126)
                                                            -------------    --------------    --------------   --------------
Trust Share Transactions *
  Class A:
   Proceeds from shares sold                                      543,375         2,394,965           561,703        2,166,882
   Reinvestment of distributions                                  338,955           849,378           133,825          308,385
   Cost of shares redeemed                                     (2,381,195)       (7,581,680)         (940,186)      (1,549,404)
                                                            -------------    --------------    --------------   --------------
                                                               (1,498,865)       (4,337,337)         (244,658)         925,863
                                                            -------------    --------------    --------------   --------------
  Class B:
   Proceeds from shares sold                                          686           293,957                --           35,643
   Reinvestment of distributions                                   14,694            38,934            11,516           24,405
   Cost of shares redeemed                                       (263,720)         (938,683)          (39,586)         (50,193)
                                                            -------------    --------------    --------------   --------------
                                                                 (248,340)         (605,792)          (28,070)           9,855
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) from trust share
     transactions                                              (1,747,205)       (4,943,129)         (272,728)         935,718
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) in net assets                       (2,454,265)       (5,780,344)         (505,783)         744,014

Net Assets
  Beginning of period                                          33,929,284        39,709,628        12,854,067       12,110,053
                                                            -------------    --------------    --------------   --------------
  End of period+                                              $31,475,019       $33,929,284       $12,348,284      $12,854,067
                                                            =============    ==============    ==============   ==============
+Includes undistributed net investment income of                  $17,671           $28,233           $11,649          $12,280
                                                            =============    ==============    ==============   ==============
*Trust Shares Issued and Redeemed
  Class A:
   Sold                                                            40,840           176,298            41,604          158,166
   Issued for distributions reinvested                             25,555            62,654             9,967           22,578
   Redeemed                                                      (178,871)         (558,505)          (69,698)        (113,963)
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) in Class A trust shares
     outstanding                                                 (112,476)         (319,553)          (18,127)          66,781
                                                            =============    ==============    ==============   ==============
  Class B:
   Sold                                                                51            21,441                --            2,607
   Issued for distributions reinvested                              1,108             2,870               858            1,788
   Redeemed                                                       (19,889)          (68,969)           (2,954)          (3,655)
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) in Class B trust shares
     outstanding                                                  (18,730)          (44,658)           (2,096)             740
                                                            =============    ==============    ==============   ==============

See notes to financial statements




Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                                           SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ------------------------------------------------------------------
                                                                         MARYLAND                        MASSACHUSETTS
                                                            -------------------------------      -----------------------------
                                                                1/1/06 to         1/1/05 to         1/1/06 to        1/1/05 to
                                                                  6/30/06          12/31/05           6/30/06         12/31/05
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $514,349        $1,139,288          $505,881       $1,015,874
  Net realized gain (loss) on investments
   and swap agreements                                            243,736           208,725            53,698          376,485
  Net unrealized depreciation of investments
   and swap agreements                                           (783,023)         (698,588)         (659,597)        (814,771)
                                                           --------------    --------------   ---------------   --------------
   Net increase (decrease) in net assets resulting
    from operations                                               (24,938)          649,425          (100,018)         577,588
                                                           --------------    --------------   ---------------   --------------
Distributions to Shareholders
  Net investment income -- Class A                               (447,669)         (993,984)         (456,704)        (901,286)
  Net investment income -- Class B                                (74,336)         (151,675)          (43,277)         (95,926)
  Net realized gains -- Class A                                        --           (17,301)               --          (85,992)
  Net realized gains -- Class B                                        --            (3,511)               --          (10,293)
                                                           --------------    --------------   ---------------   --------------
    Total distributions                                          (522,005)       (1,166,471)         (499,981)      (1,093,497)
                                                           --------------    --------------   ---------------   --------------
Trust Share Transactions *
  Class A:
   Proceeds from shares sold                                      804,203         2,242,520         2,605,798        2,108,969
   Reinvestment of distributions                                  266,960           579,879           355,404          802,284
   Cost of shares redeemed                                     (2,522,877)       (5,556,327)       (1,956,826)      (4,559,670)
                                                           --------------    --------------   ---------------   --------------
                                                               (1,451,714)       (2,733,928)        1,004,376       (1,648,417)
                                                           --------------    --------------   ---------------   --------------
  Class B:
   Proceeds from shares sold                                       76,049           345,773           263,631          154,790
   Reinvestment of distributions                                   51,623           107,988            38,129           91,266
   Cost of shares redeemed                                       (554,180)         (691,560)         (707,919)      (1,031,974)
                                                           --------------    --------------   ---------------   --------------
                                                                 (426,508)         (237,799)         (406,159)        (785,918)
                                                           --------------    --------------   ---------------   --------------
   Net increase (decrease) from trust share transactions       (1,878,222)       (2,971,727)          598,217       (2,434,335)
                                                           --------------    --------------   ---------------   --------------
   Net increase (decrease) in net assets                       (2,425,165)       (3,488,773)           (1,782)      (2,950,244)

Net Assets
  Beginning of period                                          28,798,328        32,287,101        26,001,559       28,951,803
                                                           --------------    --------------   ---------------   --------------
  End of period+                                              $26,373,163       $28,798,328       $25,999,777      $26,001,559
                                                           ==============    ==============   ===============   ==============
+Includes undistributed net investment income of                  $35,909           $43,565           $31,313          $25,413
                                                           ==============    ==============   ===============   ==============
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                           58,700           160,898           222,594          175,625
    Issued for distributions reinvested                            19,512            41,603            30,299           66,851
    Redeemed                                                     (183,970)         (400,887)         (166,714)        (379,269)
                                                           --------------    --------------   ---------------   --------------
    Net increase (decrease) in Class A trust shares
      outstanding                                                (105,758)         (198,386)           86,179         (136,793)
                                                           ==============    ==============    ==============   ==============
  Class B:
    Sold                                                            5,511            24,775            22,296           12,856
    Issued for distributions reinvested                             3,771             7,743             3,246            7,596
    Redeemed                                                      (40,348)          (49,543)          (60,335)         (85,464)
                                                           --------------    --------------   ---------------   --------------
    Net increase (decrease) in Class B trust shares
      outstanding                                                 (31,066)          (17,025)          (34,793)         (65,012)
                                                           ==============    ==============    ==============   ==============


Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                                           SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ------------------------------------------------------------------
                                                                        MICHIGAN                           MINNESOTA
                                                            -------------------------------     ------------------------------
                                                                1/1/06 to         1/1/05 to         1/1/06 to        1/1/05 to
                                                                  6/30/06          12/31/05           6/30/06         12/31/05
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $651,409        $1,471,022          $328,152         $618,336
  Net realized gain on investments
   and swap agreements                                            184,516           645,963            20,809           54,887
  Net unrealized depreciation of investments
   and swap agreements                                           (937,294)       (1,281,511)         (347,645)        (337,651)
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) in net assets resulting
    from operations                                              (101,369)          835,474             1,316          335,572
                                                            -------------    --------------    --------------   --------------
Distributions to Shareholders
  Net investment income -- Class A                               (631,175)       (1,320,301)         (316,928)        (600,396)
  Net investment income -- Class B                                (36,409)          (71,653)          (11,042)         (28,636)
  Net realized gains -- Class A                                        --          (604,061)               --               --
  Net realized gains -- Class B                                        --           (42,113)               --               --
                                                            -------------    --------------    --------------   --------------
   Total distributions                                           (667,584)       (2,038,128)         (327,970)        (629,032)
                                                            -------------    --------------    --------------   --------------
Trust Share Transactions *
  Class A:
   Proceeds from shares sold                                      879,228         3,062,173           780,654        2,438,812
   Reinvestment of distributions                                  417,102         1,363,568           236,365          464,710
   Cost of shares redeemed                                     (3,297,447)       (6,844,921)         (754,064)      (1,494,052)
                                                            -------------    --------------    --------------   --------------
                                                               (2,001,117)       (2,419,180)          262,955        1,409,470
                                                            -------------    --------------    --------------   --------------
  Class B:
   Proceeds from shares sold                                           --            15,001            11,425           24,600
   Reinvestment of distributions                                   17,393            61,267             9,719           22,541
   Cost of shares redeemed                                       (116,337)          (61,887)          (89,372)        (433,750)
                                                            -------------    --------------    --------------   --------------
                                                                  (98,944)           14,381           (68,228)        (386,609)
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) from trust share transactions       (2,100,061)       (2,404,799)          194,727        1,022,861
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) in net assets                       (2,869,014)       (3,607,453)         (131,927)         729,401

Net Assets
  Beginning of period                                          34,563,095        38,170,548        16,138,478       15,409,077
                                                            -------------    --------------    --------------   --------------
  End of period+                                              $31,694,081       $34,563,095       $16,006,551      $16,138,478
                                                            =============    ==============    ==============   ==============
+Includes undistributed net investment income of                  $73,196           $89,371            $3,906           $3,724
                                                            =============    ==============    ==============   ==============
*Trust Shares Issued and Redeemed
  Class A:
   Sold                                                            71,640           241,666            66,251          205,184
   Issued for distributions reinvested                             34,139           108,717            20,143           38,872
   Redeemed                                                      (268,335)         (539,930)          (64,415)        (124,842)
                                                            -------------     --------------   --------------   --------------
   Net increase (decrease) in Class A trust shares
     outstanding                                                 (162,556)         (189,547)           21,979          119,214
                                                            =============    ==============    ==============   ==============
  Class B:
   Sold                                                                --             1,184               971            2,053
   Issued for distributions reinvested                              1,425             4,893               827            1,881
   Redeemed                                                        (9,529)           (4,928)           (7,576)         (36,089)
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) in Class B trust shares
     outstanding                                                   (8,104)            1,149            (5,778)         (32,155)
                                                            =============    ==============    ==============   ==============

See notes to financial statements





Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                                           SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ------------------------------------------------------------------
                                                                         MISSOURI                          NEW JERSEY
                                                            -------------------------------      -----------------------------
                                                                1/1/06 to         1/1/05 to         1/1/06 to        1/1/05 to
                                                                  6/30/06          12/31/05           6/30/06         12/31/05
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $284,730          $491,102        $1,220,966       $2,538,547
  Net realized gain on investments
   and swap agreements                                              6,254            39,053           108,895          471,810
  Net unrealized depreciation of investments
   and swap agreements                                           (325,318)         (195,628)       (1,544,159)      (1,436,871)
                                                           --------------    --------------   ---------------   --------------
   Net increase (decrease) in net assets resulting
    from operations                                               (34,334)          334,527          (214,298)       1,573,486
                                                           --------------    --------------   ---------------   --------------
Distributions to Shareholders
  Net investment income -- Class A                               (240,572)         (393,874)       (1,131,801)      (2,369,615)
  Net investment income -- Class B                                (48,990)          (98,712)          (79,110)        (184,090)
  Net realized gains -- Class A                                        --                --                --               --
  Net realized gains -- Class B                                        --                --                --               --
                                                           --------------    --------------   ---------------   --------------
    Total distributions                                          (289,562)         (492,586)       (1,210,911)      (2,553,705)
                                                           --------------    --------------   ---------------   --------------
Trust Share Transactions *
  Class A:
   Proceeds from shares sold                                    2,729,304         3,771,425         2,410,569        5,462,576
   Reinvestment of distributions                                  112,316           181,699           800,384        1,655,005
   Cost of shares redeemed                                       (320,098)         (546,973)       (4,862,375)      (8,294,950)
                                                           --------------    --------------   ---------------   --------------
                                                                2,521,522         3,406,151        (1,651,422)      (1,177,369)
                                                           --------------    --------------   ---------------   --------------
  Class B:
   Proceeds from shares sold                                       43,000            16,000           153,987          608,700
   Reinvestment of distributions                                   35,643            73,524            55,832          137,776
   Cost of shares redeemed                                       (170,793)         (251,793)         (851,282)      (1,400,979)
                                                           --------------    --------------   ---------------    -------------
                                                                  (92,150)         (162,269)         (641,463)        (654,503)
                                                           --------------    --------------   ---------------   --------------
   Net increase (decrease) from trust share transactions        2,429,372         3,243,882        (2,292,885)      (1,831,872)
                                                           --------------    --------------   ---------------   --------------
   Net increase (decrease) in net assets                        2,105,476         3,085,823        (3,718,094)      (2,812,091)

Net Assets
  Beginning of period                                          14,198,658        11,112,835        66,937,092       69,749,183
                                                           --------------    --------------   ---------------   --------------
  End of period+                                              $16,304,134       $14,198,658       $63,218,998      $66,937,092
                                                           ==============    ==============   ===============    =============
+Includes undistributed net investment income of                   $6,720           $11,552           $34,394          $24,339
                                                           ==============    ==============   ===============    =============
*Trust Shares Issued and Redeemed
  Class A:
   Sold                                                           201,488           274,741           187,966          420,848
   Issued for distributions reinvested                              8,331            13,254            62,550          127,109
   Redeemed                                                       (23,536)          (40,001)         (379,458)        (637,933)
                                                           --------------    --------------   ---------------   --------------
   Net increase (decrease) in Class A trust shares
     outstanding                                                  186,283           247,994          (128,942)         (89,976)
                                                            =============    ==============    ==============   ==============
 Class B:
  Sold                                                              3,155             1,163            11,984           46,687
  Issued for distributions reinvested                               2,638             5,359             4,369           10,599
  Redeemed                                                        (12,661)          (18,261)          (66,453)        (107,553)
                                                           --------------    --------------   ---------------   --------------
  Net increase (decrease) in Class B trust shares
    outstanding                                                    (6,868)          (11,739)          (50,100)         (50,267)
                                                           ==============    ==============   ===============    =============


Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
--------------------------------------------------------    ------------------------------------------------------------------
                                                                           SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ------------------------------------------------------------------
                                                                         NEW YORK                        NORTH CAROLINA
                                                            -------------------------------     ------------------------------
                                                                1/1/06 to         1/1/05 to         1/1/06 to        1/1/05 to
                                                                  6/30/06          12/31/05           6/30/06         12/31/05
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                        $3,277,992        $6,670,031          $506,014         $986,360
  Net realized gain on investments
   and swap agreements                                            983,438           409,725           120,494          114,553
  Net unrealized depreciation of investments
   and swap agreements                                         (4,513,115)       (3,250,965)         (664,545)        (463,889)
                                                            -------------     -------------    --------------   --------------
  Net increase (decrease) in net assets resulting
   from operations                                               (251,685)        3,828,791           (38,037)         637,024
                                                            -------------     -------------    --------------   --------------
Distributions to Shareholders
  Net investment income -- Class A                             (3,123,493)       (6,518,214)         (433,855)        (854,186)
  Net investment income -- Class B                                (95,809)         (218,689)          (70,226)        (145,221)
  Net realized gains -- Class A                                        --                --                --          (86,354)
  Net realized gains -- Class B                                        --                --                --          (17,530)
                                                            -------------    --------------    --------------   --------------
   Total distributions                                         (3,219,302)       (6,736,903)         (504,081)      (1,103,291)
                                                            -------------    --------------    --------------   --------------
Trust Share Transactions *
  Class A:
   Proceeds from shares sold                                    3,904,649        12,030,467         1,221,711        3,568,841
   Reinvestment of distributions                                2,206,033         4,584,085           328,248          703,115
   Cost of shares redeemed                                    (11,279,539)      (22,011,512)       (1,773,161)      (2,755,822)
                                                            -------------    --------------    --------------   --------------
                                                               (5,168,857)       (5,396,960)         (223,202)       1,516,134
                                                            -------------    --------------    --------------   --------------
  Class B:
   Proceeds from shares sold                                      121,272           493,050           142,400          387,195
   Reinvestment of distributions                                   75,152           181,074            57,796          136,692
   Cost of shares redeemed                                     (1,064,430)       (1,231,707)         (378,302)        (241,631)
                                                            -------------    --------------    --------------   --------------
                                                                 (868,006)         (557,583)         (178,106)         282,256
                                                            -------------    --------------    --------------   --------------
  Net increase (decrease) from trust share transactions        (6,036,863)       (5,954,543)         (401,308)       1,798,390
                                                            -------------    --------------    --------------   --------------
  Net increase (decrease) in net assets                        (9,507,850)       (8,862,655)         (943,426)       1,332,123

Net Assets
  Beginning of period                                         176,725,156       185,587,811        27,137,465       25,805,342
                                                            -------------    --------------    --------------   --------------
  End of period+                                             $167,217,306      $176,725,156       $26,194,039      $27,137,465
                                                            =============    ==============    ==============   ==============
+Includes undistributed net investment income of                  $82,734           $24,044            $8,844           $6,911
                                                            =============    ==============    ==============   ==============
*Trust Shares Issued and Redeemed
  Class A:
   Sold                                                           273,205           829,851            92,309          264,712
   Issued for distributions reinvested                            154,846           316,439            24,888           52,364
   Redeemed                                                      (789,653)       (1,520,329)         (134,427)        (204,526)
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) in Class A trust shares
     outstanding                                                 (361,602)         (374,039)          (17,230)         112,550
                                                            =============    ==============    ==============   ==============
  Class B:
   Sold                                                             8,500            33,951            10,785           28,657
   Issued for distributions reinvested                              5,280            12,516             4,386           10,184
   Redeemed                                                       (74,447)          (85,084)          (28,665)         (17,975)
                                                            -------------    --------------    --------------   --------------
   Net increase (decrease) in Class B trust shares
     outstanding                                                 (60,667)           (38,617)          (13,494)          20,866
                                                            =============    ==============    ==============   ==============

See notes to financial statements





Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                                           SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ------------------------------------------------------------------
                                                                          OHIO                             OREGON
                                                            -------------------------------   --------------------------------
                                                                1/1/06 to         1/1/05 to         1/1/06 to        1/1/05 to
                                                                  6/30/06          12/31/05           6/30/06         12/31/05
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $491,644        $1,007,496          $598,112       $1,105,144
  Net realized gain on investments
   and swap agreements                                             72,652            36,438            64,153          369,684
  Net unrealized depreciation of investments
   and swap agreements                                           (636,257)         (568,090)         (706,099)        (749,704)
                                                           --------------    --------------   ---------------    -------------
   Net increase (decrease) in net assets resulting
    from operations                                               (71,961)          475,844           (43,834)         725,124
                                                           --------------    --------------   ---------------    -------------
Distributions to Shareholders
  Net investment income -- Class A                               (445,190)         (900,539)         (557,207)      (1,017,097)
  Net investment income -- Class B                                (56,067)         (118,592)          (37,303)         (78,135)
  Net realized gains -- Class A                                        --                --                --         (163,420)
  Net realized gains -- Class B                                        --                --                --          (14,222)
                                                           --------------    --------------   ---------------    -------------
   Total distributions                                           (501,257)       (1,019,131)         (594,510)      (1,272,874)
                                                           --------------    --------------   ---------------    -------------
Trust Share Transactions *
  Class A:
   Proceeds from shares sold                                      796,848         1,646,663         3,319,260        6,285,232
   Reinvestment of distributions                                  323,127           639,214           445,051          960,389
   Cost of shares redeemed                                     (1,421,929)       (2,132,615)       (2,579,629)      (4,173,808)
                                                           --------------    --------------   ---------------    -------------
                                                                 (301,954)          153,262         1,184,682        3,071,813
                                                           --------------    --------------   ---------------    -------------
  Class B:
   Proceeds from shares sold                                       10,832           281,720           126,959          146,874
   Reinvestment of distributions                                   43,344            92,493            34,381           84,271
   Cost of shares redeemed                                       (180,593)         (573,555)         (190,888)        (339,788)
                                                           --------------    --------------   ---------------    -------------
                                                                 (126,417)         (199,342)          (29,548)        (108,643)
                                                           --------------    --------------   ---------------    -------------
   Net increase (decrease) from trust share transactions         (428,371)          (46,080)        1,155,134        2,963,170
                                                           --------------    --------------   ---------------    -------------
   Net increase (decrease) in net assets                       (1,001,589)         (589,367)          516,790        2,415,420

Net Assets
  Beginning of period                                          25,078,085        25,667,452        31,740,923       29,325,503
                                                           --------------    --------------   ---------------    -------------
  End of period+                                              $24,076,496       $25,078,085       $32,257,713      $31,740,923
                                                           ==============    ==============   ===============    =============
+Includes undistributed net investment income of                   $4,180           $13,793           $20,395          $16,793
                                                           ==============    ==============   ===============    =============
*Trust Shares Issued and Redeemed
  Class A:
   Sold                                                            64,470           130,358           256,794          480,039
   Issued for distributions reinvested                             26,115            50,621            34,585           73,375
   Redeemed                                                      (114,852)         (169,185)         (199,709)        (318,237)
                                                           --------------    --------------   ---------------   --------------
   Net increase (decrease) in Class A trust shares
     outstanding                                                  (24,267)           11,794            91,670          235,177
                                                           ==============    ==============   ===============   ==============
  Class B:
   Sold                                                               874            22,163             9,884           11,208
   Issued for distributions reinvested                              3,500             7,317             2,676            6,450
   Redeemed                                                       (14,573)          (45,423)          (14,824)         (26,051)
                                                           --------------    --------------   ---------------   --------------
   Net increase (decrease) in Class B trust shares
     outstanding                                                  (10,199)          (15,943)           (2,264)          (8,393)
                                                           ==============    ==============   ===============   ==============


Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                                           SINGLE STATE INSURED TAX EXEMPT FUND
                                                            ------------------------------------------------------------------
                                                                       PENNSYLVANIA                     VIRGINIA
                                                            -------------------------------   --------------------------------
                                                                1/1/06 to         1/1/05 to         1/1/06 to        1/1/05 to
                                                                  6/30/06          12/31/05           6/30/06         12/31/05
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $897,782        $1,858,796          $645,448       $1,333,710
  Net realized gain on investments
   and swap agreements                                            150,260           855,995           135,178          350,413
  Net unrealized depreciation of investments
   and swap agreements                                         (1,080,145)       (1,670,399)         (801,192)        (851,203)
                                                           --------------    --------------   ---------------    -------------
   Net increase (decrease) in net assets resulting
    from operations                                               (32,103)        1,044,392           (20,566)         832,920
                                                           --------------    --------------   ---------------    -------------
Distributions to Shareholders
  Net investment income -- Class A                               (852,277)       (1,749,625)         (608,678)      (1,297,926)
  Net investment income -- Class B                                (49,333)         (104,652)          (26,790)         (72,966)
  Net realized gains -- Class A                                        --          (576,482)               --         (161,530)
  Net realized gains -- Class B                                        --           (42,775)               --          (10,316)
                                                           --------------    --------------   ---------------    -------------
   Total distributions                                           (901,610)       (2,473,534)         (635,468)      (1,542,738)
                                                           --------------    --------------   ---------------    -------------
Trust Share Transactions *
  Class A:
   Proceeds from shares sold                                    2,341,676         2,932,750         2,361,577        2,955,893
   Reinvestment of distributions                                  517,417         1,505,092           373,628          932,169
   Cost of shares redeemed                                     (2,697,585)       (5,452,739)       (1,362,371)      (7,885,670)
                                                           --------------    --------------   ---------------    -------------
                                                                  161,508        (1,014,897)        1,372,834       (3,997,608)
                                                           --------------    --------------   ---------------    -------------
  Class B:
   Proceeds from shares sold                                      122,858           236,654            43,501          113,246
   Reinvestment of distributions                                   32,188           101,386            21,945           69,379
   Cost of shares redeemed                                       (300,131)         (455,565)         (411,983)        (535,656)
                                                           --------------    --------------   ---------------    -------------
                                                                 (145,085)         (117,525)         (346,537)        (353,031)
                                                           --------------    --------------   ---------------    -------------
   Net increase (decrease) from trust share transactions           16,423        (1,132,422)        1,026,297       (4,350,639)
                                                           --------------    --------------   ---------------    -------------
   Net increase (decrease) in net assets                         (917,290)       (2,561,564)          370,263       (5,060,457)

Net Assets
  Beginning of period                                          46,860,358        49,421,922        33,272,640       38,333,097
                                                           --------------    --------------   ---------------    -------------
  End of period+                                              $45,943,068       $46,860,358       $33,642,903      $33,272,640
                                                           ==============    ==============   ===============    =============
+Includes undistributed net investment income of                  $32,362           $36,190           $12,595           $2,615
                                                           ==============    ==============   ===============    =============
*Trust Shares Issued and Redeemed
  Class A:
   Sold                                                           182,617           221,706           181,511          223,242
   Issued for distributions reinvested                             40,374           114,710            28,835           70,579
   Redeemed                                                      (209,860)         (412,730)         (104,932)        (593,121)
                                                           --------------    --------------   ---------------    -------------
   Net increase (decrease) in Class A trust shares
     outstanding                                                   13,131           (76,314)          105,414         (299,300)
                                                           ==============    ==============   ===============    =============
  Class B:
   Sold                                                             9,562            17,849             3,360            8,560
   Issued for distributions reinvested                              2,510             7,737             1,698            5,268
   Redeemed                                                       (23,387)          (34,529)          (31,825)         (40,784)
                                                           --------------    --------------   ---------------    -------------
   Net decrease in Class B trust shares outstanding               (11,315)           (8,943)          (26,767)         (26,956)
                                                           ==============    ==============   ===============    =============

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2006


1. Significant Accounting Policies--First Investors Tax Exempt Funds, a Delaware statutory trust ("the Trust"), is registered under the Investment Company Act of 1940 ("the 1940 Act") as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax-Exempt Money Market Fund, Insured Intermediate Tax Exempt Fund, Insured Tax Exempt Fund, Insured Tax Exempt Fund II and the Single State Insured Tax Exempt Funds, comprised of the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a "Fund", collectively, the "Funds"). Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the federal alternative minimum tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt Fund II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Insured Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and the value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax-Exempt Money Market Fund, are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Funds will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2006


At December 31, 2005, capital loss carryovers were as follows:

                                                 Year Capital Loss Carryovers Expire
                                          -----------------------------------------------
Fund                             Total           2011              2012              2013
----                      ------------    -----------      ------------     -------------
Insured Intermediate         $ 218,495           $ --         $  42,499          $175,996
Colorado                         4,145          3,477                --               668
Georgia                        100,585             --            45,798            54,787
Minnesota                       85,398             --            85,398                --
Missouri                        22,764             --            22,764                --
New Jersey                       8,941             --             8,941                --
New York Insured             1,738,340             --         1,738,340                --
Ohio                            33,456             --            33,456                --

C. Distributions to Shareholders--The Tax-Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax-Exempt Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the six months ended June 30, 2006, The Bank of New York, custodian for the Funds, has provided credits in the amount of $48,740 against custodian charges based on the uninvested cash balances of the Funds. The

Funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2006, the Funds' expenses under these arrangements were reduced by $6,531.

F. Derivatives--The Funds, other than the Tax-Exempt Money Market Fund, may invest in derivatives such as inverse floating rate securities ("inverse floaters") and interest rate swap agreements ("swap agreements") for the purpose of managing their exposure to interest rate risk. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. The swap agreements open as of June 30, 2006, are presented following each Fund's Portfolio of Investments.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital-- The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a "Class"). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and

FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2006


conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Tax-Exempt Money Market Fund's Class A and Class B shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation as underwriter of the Trust. The Class A and Class B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in
Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk-- The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

4. Security Transactions--For the six months ended June 30, 2006, purchases and sales of municipal securities, other than short-term municipal notes and swap agreements, were as follows:

                              Cost of         Proceeds
Fund                        Purchases         of Sales
----                     ------------     ------------
Insured Intermediate     $ 34,429,027     $ 36,566,474
Insured Tax Exempt        109,833,093      144,258,644
Insured Tax Exempt II      56,225,458       58,354,970
Arizona                     2,867,038        2,445,817
California                  4,876,059        5,079,330
Colorado                    1,029,280        1,682,372
Connecticut                 6,773,067        6,737,657
Florida                     4,137,940        7,009,766
Georgia                     1,539,970        1,356,798
Maryland                    4,226,700        6,379,243
Massachusetts               1,515,155          717,114
Michigan                    8,675,150       10,004,188
Minnesota                   3,759,258        3,546,284
Missouri                    6,559,888        4,370,778
New Jersey                  3,100,200        5,403,914
New York                   17,304,792       23,083,656
North Carolina              5,832,124        6,184,645
Ohio                          685,853        1,178,412
Oregon                      8,512,779        8,036,637
Pennsylvania                9,517,721       10,034,335
Virginia                    3,429,259        2,460,259

FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2006


At June 30, 2006, aggregate cost and net unrealized appreciation of securities, excluding swap agreements, for federal income tax purposes were as follows:

                                                                                      Net
                                                Gross             Gross        Unrealized
                             Aggregate     Unrealized        Unrealized      Appreciation
Fund                              Cost   Appreciation      Depreciation     (Depreciation)
----                      ------------   ------------      ------------     -------------
Insured Intermediate      $ 53,879,586    $    92,243          $372,542       $  (280,299)
Insured Tax Exempt         654,718,468     48,968,929           439,335        48,529,594
Insured Tax Exempt II      116,032,493      1,528,137           433,918         1,094,219
Arizona                     16,433,032        527,346            35,115           492,231
California                  26,884,796      1,050,654            72,119           978,535
Colorado                     9,114,501        347,702             8,078           339,624
Connecticut                 37,102,960        757,328           115,321           642,007
Florida                     28,848,910      1,077,309            47,100         1,030,209
Georgia                     11,720,524        386,119            28,793           357,326
Maryland                    24,835,215        764,068            86,528           677,540
Massachusetts               24,662,913        948,650            43,363           905,287
Michigan                    30,205,461      1,325,798            71,259         1,254,539
Minnesota                   15,223,824        398,367            45,607           352,760
Missouri                    15,625,448        271,575            79,053           192,522
New Jersey                  60,820,792      2,334,311            68,447         2,265,864
New York                   159,284,102      7,086,371           246,498         6,839,873
North Carolina              25,385,677        560,073            99,849           460,224
Ohio                        22,948,285        877,091            21,025           856,066
Oregon                      31,002,936        622,011           204,066           417,945
Pennsylvania                43,737,977      1,492,963           104,494         1,388,469
Virginia                    31,999,448      1,146,680            68,450         1,078,230

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Trust are officers and trustees of the Trust's investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC") and/or its transfer agent, Administrative Data Management Corp. ("ADM"). Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2006, total trustees fees accrued by the Funds amounted to $39,133.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the following rates:

Tax-Exempt Money Market Fund--.50% of the Fund's average daily net assets. For the six months ended June 30, 2006, FIMCO voluntarily waived advisory fees to limit the Fund's overall expense ratio to .80% on Class A shares and 1.55% on Class B shares.

Insured Intermediate Fund--Through April 30, 2006, the rate was .60% of the Fund's average daily net assets. Effective May 1, 2006, the rate was changed to .60% on the first $500 million of the Fund's average daily net assets, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the six months ended June 30, 2006, FIMCO voluntarily waived advisory fees to limit the Fund's overall expense ratio to .95% on Class A shares and 1.70% on Class B shares.

Insured Tax Exempt Fund--Through April 30, 2006, the rate was .75% on the first $250 million of the average daily net assets of the Fund, declining by ..03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. Effective May 1, 2006, the rate was changed to ..60% on the first $500 million of the Fund's average daily net assets, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the period January 1, 2006 through April 30, 2006, FIMCO voluntarily waived advisory fees in excess of .60%.

Insured Tax Exempt Fund II--Through April 30, 2006, the rate was 1% on the first $200 million of the average daily net assets of the Fund, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. Effective May 1, 2006, the rate was changed to .60% on the first $500 million of the Fund's average daily net assets, declining by .02% on each $500 million thereafter, down to ..54% on average daily net assets over $1.5 billion. For the six months ended June 30, 2006, FIMCO voluntarily waived advisory fees to limit the Fund's overall expense ratio to 1.00% on Class A shares and 1.75% on Class B shares.

Single State Insured Tax Exempt Funds--Through April 30, 2006, the rate was ..75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. Effective May 1, 2006, the rate was changed to .60% on the first $500 million of each Fund's average daily net assets, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the six months ended June
30, 2006, FIMCO has voluntarily waived advisory fees to limit the overall expense ratio on Class A and Class B shares of the following Funds to: .75% on Class A and 1.50% on Class B for Arizona, North Carolina and Ohio; .85%
on Class A and 1.60% on Class B for California, Maryland, and Oregon; .90% on Class A and 1.65% on Class B for Florida, Michigan, Pennsylvania and Virginia and .95% on Class A and 1.70% on Class B for New Jersey.

FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2006


For the period January 1, 2006 through April 30, 2006, FIMCO has voluntarily waived advisory fees in excess of .60% for New York Fund and also waived advisory fees to limit the overall expense ratio on Class A and Class B shares of the following Funds to: 60% on Class A and 1.35% on Class B for Colorado, Georgia, Minnesota and Missouri, and .85% on Class A and 1.60% on Class B for Connecticut and Massachusetts. From May 1, 2006, through June 30, 2006, FIMCO voluntarily waived advisory fees to limit the overall expense ratio on Class A and Class B shares of the following Funds to: .67% on Class A and 1.42% on Class B for Colorado, Georgia, Minnesota and Missouri; .75% on Class A and 1.50% on Class B for Massachusetts and 90% on Class A and 1.65% on Class B for Connecticut.

For the six months ended June 30, 2006, advisory fees accrued to FIMCO by the Funds were $5,516,166 of which $1,416,909 was waived as noted above.

For the six months ended June 30, 2006, FIC, as underwriter, received $2,800,387 in commissions from the sale of shares of the Funds after allowing $158,855 to other dealers. Shareholder servicing costs included $461,231 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2006, the fees paid under the distribution plans, other than the Tax-Exempt Money Market Fund and Insured Tax Exempt Fund, were limited to .25% on Class A and 1.00% on Class B. The distribution fees paid by Tax-Exempt Money Market Fund were limited to .75% on Class B shares. The distribution fees paid by Insured Tax Exempt Fund from January 1, 2006 through April 30, 2006, were limited to .27% on Class A and 1.00% on Class B and effective May 1, 2006, the distribution fees paid were limited to .26% on Class A and 1.00% on Class B. For the six months ended June 30, 2006, total distribution plan fees accrued to FIC by the Funds amounted to $2,324,565.

6. Fund Reorganizations--At the close of business on April 28, 2006, First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II (a series of Executive Investors Trust), First Investors New York Insured Tax Free Fund, Inc. and the

Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund, were reorganized into corresponding series of the Trust pursuant to an Agreement and Plan of Conversion and Termination (the "Reorganizations") that was approved by each Fund's shareholders. The Reorganizations were accomplished through tax-free exchanges of shares, which had no impact on net assets, operations, and number of shares outstanding.


Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                      Income from                 Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
2001            $ 1.00       $.022             --      $ .022       $.022          --          $.022
2002              1.00        .008             --        .008        .008          --           .008
2003              1.00        .003             --        .003        .003          --           .003
2004              1.00        .005             --        .005        .005          --           .005
2005              1.00        .016             --        .016        .016          --           .016
2006(a)           1.00        .012             --        .012        .012          --           .012

Class B
-------
2001              1.00        .014             --        .014        .014          --           .014
2002              1.00        .001             --        .001        .001          --           .001
2003              1.00          --             --          --          --          --             --
2004              1.00          --             --          --          --          --             --
2005              1.00        .009             --        .009        .009          --           .009
2006(a)           1.00        .008             --        .008        .008          --           .008
---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
2001            $ 6.10       $.243         $ .049      $ .292       $.245       $.137          $.382
2002              6.01        .208           .543        .751        .208        .103           .311
2003              6.45        .150           .092        .242        .149        .043           .192
2004              6.50        .134          (.052)       .082        .132          --           .132
2005              6.45        .164          (.108)       .056        .156          --           .156
2006(a)           6.35        .093          (.122)      (.029)       .091          --           .091

Class B
-------
2001              6.11        .195           .050        .245        .198        .137           .335
2002              6.02        .159           .544        .703        .160        .103           .263
2003              6.46        .101           .093        .194        .101        .043           .144
2004              6.51        .086          (.052)       .034        .084          --           .084
2005              6.46        .118          (.110)       .008        .108          --           .108
2006(a)           6.36        .070          (.123)      (.053)       .067          --           .067
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
2001            $10.33       $.460         $(.099)     $ .361       $.470       $.071          $.541
2002             10.15        .446           .560       1.006        .452        .244           .696
2003             10.46        .425           .037        .462        .422        .080           .502
2004             10.42        .418          (.169)       .249        .419          --           .419
2005             10.25        .409          (.236)       .173        .408        .025           .433
2006(a)           9.99        .207          (.243)      (.036)       .204          --           .204

Class B
-------
2001             10.33        .385          (.106)       .279        .398        .071           .469
2002             10.14        .370           .564        .934        .380        .244           .624
2003             10.45        .344           .036        .380        .350        .080           .430
2004             10.40        .336          (.159)       .177        .347          --           .347
2005             10.23        .329          (.228)       .101        .336        .025           .361
2006(a)           9.97        .167          (.239)      (.072)       .168          --           .168
---------------------------------------------------------------------------------------------------------------------------







---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   -----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*   (in thousands)   Expenses      Income   Expenses   Income (Loss)      Rate
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
2001                         $ 1.00      2.17%         $ 20,185         .80%      2.10%         .88%        2.02%        --
2002                           1.00       .81            18,409         .80        .81          .92          .69         --
2003                           1.00       .34            16,902         .75        .35         1.11         (.01)        --
2004                           1.00       .51            13,985         .70        .49         1.24         (.05)        --
2005                           1.00      1.66            13,407         .71       1.63         1.39          .95         --
2006(a)                        1.00      1.22            15,526         .80+      2.46+        1.46+        1.80+        --

Class B
-------
2001                           1.00      1.41                30        1.55       1.35         1.63         1.27         --
2002                           1.00       .12                64        1.48        .13         1.60          .01         --
2003                           1.00        --                64        1.10         --         1.46         (.36)        --
2004                           1.00        --                23        1.19         --         1.73         (.54)        --
2005                           1.00       .91                 1        1.46        .88         2.14          .20         --
2006(a)                        1.00       .83                 2        1.55+      1.71+        2.21+        1.05+        --
---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
2001                         $ 6.01      4.82%         $ 11,298         .75%      3.90%        1.05%        3.60%       134%
2002                           6.45     12.67            29,560         .75       3.27         1.14         2.88        168
2003                           6.50      3.79            57,103         .85       2.28         1.09         2.04         77
2004                           6.45      1.28            59,520         .95       2.08         1.05         1.98        102
2005                           6.35       .88            49,128         .95       2.55         1.09         2.41        147
2006(a)                        6.23      (.46)           46,445         .95+      2.95+        1.14+        2.76+        63

Class B
-------
2001                           6.02      4.02             2,674        1.50       3.15         1.80         2.85        134
2002                           6.46     11.80             7,907        1.50       2.52         1.89         2.13        168
2003                           6.51      3.02            12,680        1.60       1.53         1.84         1.29         77
2004                           6.46       .53            11,125        1.70       1.33         1.80         1.23        102
2005                           6.36       .13             8,419        1.70       1.80         1.84         1.66        147
2006(a)                        6.24      (.84)            7,793        1.70+      2.20+        1.89+        2.01+        63
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
2001                         $10.15      3.51%         $901,699        1.05%      4.43%        1.10%        4.38%        32%
2002                          10.46     10.10           915,763        1.03       4.26         1.10         4.19         29
2003                          10.42      4.50           882,285        1.02       4.06         1.11         3.97         25
2004                          10.25      2.47           824,507        1.01       4.08         1.15         3.94         27
2005                           9.99      1.72           759,815        1.01       4.02         1.13         3.90         24
2006(a)                        9.75      (.37)          712,361        1.00+      4.18+        1.08+        4.10+        15

Class B
-------
2001                          10.14      2.70             5,260        1.78       3.70         1.83         3.65         32
2002                          10.45      9.36             5,553        1.76       3.53         1.83         3.46         29
2003                          10.40      3.70             4,576        1.75       3.33         1.84         3.24         25
2004                          10.23      1.76             3,588        1.74       3.35         1.88         3.21         27
2005                           9.97      1.00             3,073        1.74       3.29         1.86         3.17         24
2006(a)                        9.73      (.73)            2,777        1.73+      3.45+        1.81+        3.37+        15
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                      Income from                 Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT II FUND
--------------------------
Class A
-------
2001            $14.30       $.591         $ .175      $ .766       $.593       $.143         $ .736
2002             14.33        .549          1.191       1.740        .548        .252           .800
2003             15.27        .526           .231        .757        .527        .090           .617
2004             15.41        .535           .123        .658        .531        .117           .648
2005             15.42        .523           .050        .573        .523        .140           .663
2006(a)          15.33        .266          (.267)      (.001)       .269          --           .269

Class B
-------
2001             14.30        .487           .169        .656        .483        .143           .626
2002             14.33        .439          1.187       1.626        .444        .252           .696
2003             15.26        .412           .230        .642        .412        .090           .502
2004             15.40        .419           .129        .548        .411        .117           .528
2005             15.42        .408           .045        .453        .403        .140           .543
2006(a)          15.33        .211          (.272)      (.061)       .209          --           .209
---------------------------------------------------------------------------------------------------------------------------
SINGLE STATE INSURED TAX EXEMPT FUND
------------------------------------
ARIZONA FUND
------------
Class A
-------
2001            $13.36       $.616         $(.012)     $ .604       $.614       $  --          $.614
2002             13.35        .574           .752       1.326        .571        .125           .696
2003             13.98        .552           .101        .653        .556        .087           .643
2004             13.99        .552          (.074)       .478        .550        .048           .598
2005             13.87        .547          (.270)       .277        .551        .226           .777
2006(a)          13.37        .267          (.263)       .004        .264          --           .264

Class B
-------
2001             13.35        .514          (.009)       .505        .515          --           .515
2002             13.34        .470           .758       1.228        .463        .125           .588
2003             13.98        .445           .100        .545        .448        .087           .535
2004             13.99        .449          (.079)       .370        .442        .048           .490
2005             13.87        .445          (.268)       .177        .451        .226           .677
2006(a)          13.37        .218          (.262)      (.044)       .216          --           .216
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
2001            $12.01       $.544         $(.095)     $ .449       $.571       $.028          $.599
2002             11.86        .507           .719       1.226        .505        .111           .616
2003             12.47        .481           .063        .544        .479        .025           .504
2004             12.51        .480           .002        .482        .472          --           .472
2005             12.52        .474          (.151)       .323        .480        .173           .653
2006(a)          12.19        .235          (.225)       .010        .230          --           .230

Class B
-------
2001             12.01        .456          (.097)       .359        .481        .028           .509
2002             11.86        .413           .717       1.130        .409        .111           .520
2003             12.47        .387           .061        .448        .383        .025           .408
2004             12.51        .388          (.002)       .386        .376          --           .376
2005             12.52        .384          (.147)       .237        .384        .173           .557
2006(a)          12.20        .193          (.229)      (.036)       .184          --           .184
---------------------------------------------------------------------------------------------------------------------------







---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                            Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT II FUND
--------------------------
Class A
-------
2001                         $14.33      5.43%         $ 29,851        1.00%      4.03%        1.52%        3.51%       190%
2002                          15.27     12.34            64,728        1.00       3.67         1.47         3.20        147
2003                          15.41      5.04            80,300        1.00       3.43         1.48         2.95        120
2004                          15.42      4.36            83,555        1.00       3.47         1.46         3.01        115
2005                          15.33      3.77           101,741        1.00       3.37         1.46         2.91        114
2006(a)                       15.06      (.01)          104,581        1.00+      3.54+        1.35+        3.19+        49

Class B
-------
2001                          14.33      4.63             3,019        1.75       3.28         2.27         2.76        190
2002                          15.26     11.49            12,771        1.75       2.92         2.22         2.45        147
2003                          15.40      4.26            17,392        1.75       2.68         2.23         2.20        120
2004                          15.42      3.62            16,439        1.75       2.72         2.21         2.26        115
2005                          15.33      2.97            16,091        1.75       2.62         2.21         2.16        114
2006(a)                       15.06      (.40)           14,330        1.75+      2.79+        2.10+        2.44+        49
---------------------------------------------------------------------------------------------------------------------------
SINGLE STATE INSURED TAX EXEMPT FUND
------------------------------------
ARIZONA FUND
------------
Class A
-------
2001                         $13.35      4.56%         $ 16,652         .65%      4.55%        1.20%        4.00%        36%
2002                          13.98     10.12            20,148         .75       4.19         1.17         3.77         28
2003                          13.99      4.77            21,709         .75       3.95         1.20         3.50         43
2004                          13.87      3.51            17,911         .75       3.96         1.18         3.53         15
2005                          13.37      2.04            15,086         .75       3.99         1.23         3.51         14
2006(a)                       13.11       .03            15,117         .75+      4.06+        1.20+        3.61+        14

Class B
-------
2001                          13.34      3.80             1,485        1.40       3.80         1.95         3.25         36
2002                          13.98      9.34             2,111        1.50       3.44         1.92         3.02         28
2003                          13.99      3.96             3,121        1.50       3.20         1.95         2.75         43
2004                          13.87      2.71             2,523        1.50       3.21         1.93         2.78         15
2005                          13.37      1.30             2,235        1.50       3.24         1.98         2.76         14
2006(a)                       13.11      (.34)            1,995        1.50+      3.31+        1.95+        2.86+        14
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
2001                         $11.86      3.78%          $17,449         .65%      4.52%        1.14%        4.03%        36%
2002                          12.47     10.53            23,240         .75       4.14         1.16         3.73         51
2003                          12.51      4.45            26,977         .75       3.87         1.20         3.42         81
2004                          12.52      3.96            25,873         .85       3.86         1.16         3.55         30
2005                          12.19      2.63            26,536         .85       3.81         1.17         3.49         59
2006(a)                       11.97       .08            26,179         .85+      3.88+        1.13+        3.60+        17

Class B
-------
2001                          11.86      3.01             1,046        1.40       3.77         1.89         3.28         36
2002                          12.47      9.67             2,523        1.50       3.39         1.91         2.98         51
2003                          12.51      3.65             3,511        1.50       3.12         1.95         2.67         81
2004                          12.52      3.15             3,046        1.60       3.11         1.91         2.80         30
2005                          12.20      1.92             2,571        1.60       3.06         1.92         2.74         59
2006(a)                       11.98      (.30)            2,222        1.60+      3.13+        1.88+        2.85+        17
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                      Income from                 Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
2001            $12.99       $.619         $ .055      $ .674       $.620       $.014          $.634
2002             13.03        .575           .801       1.376        .574        .082           .656
2003             13.75        .560           .126        .686        .556          --           .556
2004             13.88        .564          (.089)       .475        .555          --           .555
2005             13.80        .548          (.234)       .314        .564          --           .564
2006(a)          13.55        .277          (.275)       .002        .272          --           .272

Class B
-------
2001             12.98        .544           .071        .615        .551        .014           .565
2002             13.03        .471           .797       1.268        .476        .082           .558
2003             13.74        .456           .122        .578        .448          --           .448
2004             13.87        .466          (.089)       .377        .447          --           .447
2005             13.80        .449          (.243)       .206        .456          --           .456
2006(a)          13.55        .229          (.271)      (.042)       .218          --           .218
---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
2001            $13.11       $.604         $(.051)     $ .553       $.593        $ --          $.593
2002             13.07        .564           .701       1.265        .577        .138           .715
2003             13.62        .536           .023        .559        .534        .115           .649
2004             13.53        .533          (.037)       .496        .526          --           .526
2005             13.50        .515          (.186)       .329        .521        .068           .589
2006(a)          13.24        .252          (.270)      (.018)       .252          --           .252

Class B
-------
2001             13.11        .505          (.059)       .446        .496          --           .496
2002             13.06        .460           .709       1.169        .481        .138           .619
2003             13.61        .434           .021        .455        .430        .115           .545
2004             13.52        .434          (.034)       .400        .430          --           .430
2005             13.49        .414          (.191)       .223        .425        .068           .493
2006(a)          13.22        .203          (.269)      (.066)       .204          --           .204
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
2001            $13.38       $.592        $ (.028)     $ .564       $.598       $.146          $.744
2002             13.20        .563           .796       1.359        .558        .171           .729
2003             13.83        .531           .038        .569        .527        .062           .589
2004             13.81        .523          (.068)       .455        .517        .038           .555
2005             13.71        .513          (.243)       .270        .518        .062           .580
2006(a)          13.40        .248          (.286)      (.038)       .252          --           .252

Class B
-------
2001             13.38        .491          (.035)       .456        .500        .146           .646
2002             13.19        .462           .801       1.263        .452        .171           .623
2003             13.83        .429           .032        .461        .419        .062           .481
2004             13.81        .421          (.064)       .357        .409        .038           .447
2005             13.72        .414          (.243)       .171        .419        .062           .481
2006(a)          13.41        .200          (.286)      (.086)       .204          --           .204
---------------------------------------------------------------------------------------------------------------------------







---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
2001                         $13.03      5.24%          $ 7,268         .50%      4.70%        1.15%        4.05%        61%
2002                          13.75     10.76            10,027         .60       4.28         1.27         3.61         32
2003                          13.88      5.09            11,956         .60       4.07         1.29         3.38         46
2004                          13.80      3.51             9,705         .60       4.06         1.25         3.41          7
2005                          13.55      2.32             9,675         .60       4.01         1.27         3.34          3
2006(a)                       13.28       .01             8,595         .62+      4.10+        1.27+        3.45+        10

Class B
-------
2001                          13.03      4.56               419        1.25       3.95         1.90         3.30         61
2002                          13.74      9.89             1,337        1.35       3.53         2.02         2.86         32
2003                          13.87      4.28             1,678        1.35       3.32         2.04         2.63         46
2004                          13.80      2.78             1,146        1.35       3.31         2.00         2.66          7
2005                          13.55      1.51             1,032        1.35       3.26         2.02         2.59          3
2006(a)                       13.29      (.32)              900        1.37+      3.35+        2.02+        2.70+        10
---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
2001                         $13.07      4.26%          $22,552         .80%      4.57%        1.19%        4.18%        33%
2002                          13.62      9.86            29,865         .80       4.20         1.20         3.80         52
2003                          13.53      4.19            31,234         .85       3.94         1.20         3.59         25
2004                          13.50      3.76            32,130         .85       3.97         1.18         3.64         45
2005                          13.24      2.48            34,186         .85       3.84         1.18         3.51         38
2006(a)                       12.97      (.14)           35,165         .87+      3.86+        1.14+        3.59+        18

Class B
-------
2001                          13.06      3.43             3,689        1.55       3.82         1.94         3.43         33
2002                          13.61      9.09             6,048        1.55       3.45         1.95         3.05         52
2003                          13.52      3.40             5,959        1.60       3.19         1.95         2.84         25
2004                          13.49      3.02             4,975        1.60       3.22         1.93         2.89         45
2005                          13.22      1.68             4,115        1.60       3.09         1.93         2.76         38
2006(a)                       12.95      (.50)            3,366        1.62+      3.11+        1.89+        2.84+        18
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
2001                         $13.20      4.25%          $28,990         .80%      4.38%        1.17%        4.01%        73%
2002                          13.83     10.48            34,524         .85       4.13         1.18         3.80         42
2003                          13.81      4.19            37,426         .85       3.84         1.17         3.52         37
2004                          13.71      3.38            36,477         .90       3.81         1.16         3.55         20
2005                          13.40      2.00            31,370         .90       3.76         1.18         3.48         18
2006(a)                       13.11      (.29)           29,217         .90+      3.76+        1.15+        3.51+        13

Class B
-------
2001                          13.19      3.42             1,356        1.55       3.63         1.92         3.26         73
2002                          13.83      9.72             2,354        1.60       3.38         1.93         3.05         42
2003                          13.81      3.38             3,354        1.60       3.09         1.92         2.77         37
2004                          13.72      2.64             3,232        1.65       3.06         1.91         2.80         20
2005                          13.41      1.26             2,560        1.65       3.01         1.93         2.73         18
2006(a)                       13.12      (.65)            2,258        1.65+      3.01+        1.90+        2.76+        13
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                      Income from                 Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
2001            $13.23       $.619        $ (.027)     $ .592       $.622        $ --          $.622
2002             13.20        .581           .823       1.404        .579        .165           .744
2003             13.86        .562           .109        .671        .557        .114           .671
2004             13.86        .547          (.119)       .428        .548          --           .548
2005             13.74        .547          (.205)       .342        .542          --           .542
2006(a)          13.54        .272          (.249)       .023        .273          --           .273

Class B
-------
2001             13.22        .519          (.033)       .486        .526          --           .526
2002             13.18        .477           .820       1.297        .472        .165           .637
2003             13.84        .460           .103        .563        .449        .114           .563
2004             13.84        .447          (.117)       .330        .440          --           .440
2005             13.73        .444          (.199)       .245        .435          --           .435
2006(a)          13.54        .223          (.254)      (.031)       .219          --           .219
---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
2001            $13.48       $.605         $(.077)     $ .528       $.608        $ --          $.608
2002             13.40        .558           .773       1.331        .556        .035           .591
2003             14.14        .526           .094        .620        .525        .025           .550
2004             14.21        .538          (.194)       .344        .524          --           .524
2005             14.03        .527          (.209)       .318        .528        .010           .538
2006(a)          13.81        .266          (.278)      (.012)       .268          --           .268

Class B
-------
2001             13.48        .504          (.080)       .424        .504          --           .504
2002             13.40        .454           .769       1.223        .448        .035           .483
2003             14.14        .420           .102        .522        .417        .025           .442
2004             14.22        .436          (.200)       .236        .416          --           .416
2005             14.04        .423          (.212)       .211        .421        .010           .431
2006(a)          13.82        .216          (.276)      (.060)       .220          --           .220
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
2001            $11.85       $.538         $(.050)     $ .488       $.540       $.028          $.568
2002             11.77        .512           .674       1.186        .513        .143           .656
2003             12.30        .484           .103        .587        .482        .165           .647
2004             12.24        .465          (.139)       .326        .466          --           .466
2005             12.10        .465          (.195)       .270        .456        .044           .500
2006(a)          11.87        .230          (.282)      (.052)       .228          --           .228

Class B
-------
2001             11.85        .445          (.055)       .390        .452        .028           .480
2002             11.76        .421           .679       1.100        .417        .143           .560
2003             12.30        .392           .099        .491        .386        .165           .551
2004             12.24        .375          (.135)       .240        .370          --           .370
2005             12.11        .379          (.197)       .182        .368        .044           .412
2006(a)          11.88        .192          (.286)      (.094)       .186          --           .186
---------------------------------------------------------------------------------------------------------------------------







---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
2001                         $13.20      4.52%          $ 7,429         .50%       4.64%       1.13%       4.01%         37%
2002                          13.86     10.84             8,324         .60        4.20        1.25        3.55          36
2003                          13.86      4.94             9,633         .60        4.05        1.26        3.39          20
2004                          13.74      3.18            10,815         .60        4.00        1.24        3.36          32
2005                          13.54      2.53            11,567         .60        3.99        1.24        3.35          21
2006(a)                       13.29       .16            11,113         .62+       4.10+       1.23+       3.49+         11

Class B
-------
2001                          13.18      3.70               729        1.25        3.89        1.88        3.26          37
2002                          13.84     10.00             1,531        1.35        3.45        2.00        2.80          36
2003                          13.84      4.13             1,564        1.35        3.30        2.01        2.64          20
2004                          13.73      2.45             1,295        1.35        3.25        1.99        2.61          32
2005                          13.54      1.81             1,287        1.35        3.24        1.99        2.60          21
2006(a)                       13.29      (.24)            1,236        1.37+       3.35+       1.98+       2.74+         11
---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
2001                         $13.40      3.95%          $17,758         .65%       4.46%       1.17%       3.94%         33%
2002                          14.14     10.10            28,204         .75        4.04        1.17        3.62          35
2003                          14.21      4.47            26,934         .85        3.71        1.18        3.38          27
2004                          14.03      2.48            27,107         .85        3.83        1.18        3.50          15
2005                          13.81      2.30            23,935         .85        3.76        1.21        3.40          27
2006(a)                       13.53      (.09)           22,028         .85+       3.87+       1.19+       3.53+         16

Class B
-------
2001                          13.40      3.16             4,474        1.40        3.71        1.92        3.19          33
2002                          14.14      9.25             6,148        1.50        3.29        1.92        2.87          35
2003                          14.22      3.75             6,033        1.60        2.96        1.93        2.63          27
2004                          14.04      1.70             5,180        1.60        3.08        1.93        2.75          15
2005                          13.82      1.52             4,863        1.60        3.01        1.95        2.66          27
2006(a)                       13.54      (.44)            4,345        1.60+       3.12+       1.94+       2.78+         16
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
2001                         $11.77      4.15%          $24,626         .80%       4.50%       1.18%       4.12%         45%
2002                          12.30     10.26            25,687         .80        4.21        1.18        3.83          21
2003                          12.24      4.86            25,819         .85        3.93        1.19        3.59          21
2004                          12.10      2.74            25,329         .85        3.85        1.19        3.51          29
2005                          11.87      2.27            23,220         .85        3.85        1.22        3.48          27
2006(a)                       11.59      (.45)           23,686         .82+       3.98+       1.19+       3.61+          3

Class B
-------
2001                          11.76      3.30             2,771        1.55        3.75        1.93        3.37          45
2002                          12.30      9.49             3,855        1.55        3.46        1.93        3.08          21
2003                          12.24      4.05             3,876        1.60        3.18        1.94        2.84          21
2004                          12.11      2.01             3,623        1.60        3.10        1.94        2.76          29
2005                          11.88      1.52             2,781        1.60        3.10        1.97        2.73          27
2006(a)                       11.60      (.80)            2,313        1.57+       3.23+       1.94+       2.86+          3
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                      Income from                 Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
2001            $12.73       $.581         $(.090)     $ .491       $.595       $.006          $.601
2002             12.62        .563           .668       1.231        .551        .270           .821
2003             13.03        .535           .061        .596        .541        .055           .596
2004             13.03        .523          (.240)       .283        .526        .007           .533
2005             12.78        .523          (.224)       .299        .494        .235           .729
2006(a)          12.35        .247          (.286)      (.039)       .251          --           .251

Class B
-------
2001             12.72        .487          (.092)       .395        .499        .006           .505
2002             12.61        .464           .661       1.125        .455        .270           .725
2003             13.01        .437           .063        .500        .445        .055           .500
2004             13.01        .425          (.238)       .187        .430        .007           .437
2005             12.76        .426          (.223)       .203        .398        .235           .633
2006(a)          12.33        .200          (.287)      (.087)       .203          --           .203
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
2001            $11.57       $.555         $(.045)     $ .510       $.560          --          $.560
2002             11.52        .520           .561       1.081        .521          --           .521
2003             12.08        .499           .083        .582        .492          --           .492
2004             12.17        .496          (.091)       .405        .495          --           .495
2005             12.08        .483          (.231)       .252        .492          --           .492
2006(a)          11.84        .237          (.230)       .007        .237          --           .237

Class B
-------
2001             11.57        .471          (.045)       .426        .476          --           .476
2002             11.52        .433           .554        .987        .427          --           .427
2003             12.08        .407           .089        .496        .396          --           .396
2004             12.18        .408          (.089)       .319        .399          --           .399
2005             12.10        .405          (.240)       .165        .405          --           .405
2006(a)          11.86        .196          (.421)      (.225)       .195          --           .195
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
2001            $12.88       $.604         $(.073)     $ .531       $.601        $ --          $.601
2002             12.81        .559           .844       1.403        .563          --           .563
2003             13.65        .541           .185        .726        .534        .012           .546
2004             13.83        .558          (.056)       .502        .552          --           .552
2005             13.78        .533          (.154)       .379        .539          --           .539
2006(a)          13.62        .259          (.275)      (.016)       .264          --           .264

Class B
-------
2001             12.88        .503          (.068)       .435        .505          --           .505
2002             12.81        .460           .847       1.307        .467          --           .467
2003             13.65        .438           .180        .618        .426        .012           .438
2004             13.83        .454          (.050)       .404        .444          --           .444
2005             13.79        .433          (.161)       .272        .432          --           .432
2006(a)          13.63        .211          (.275)      (.064)       .216          --           .216
---------------------------------------------------------------------------------------------------------------------------







---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
2001                         $12.62      3.89%          $38,797         .86%       2.49%       1.16%       2.19%         22%
2002                          13.03      9.93            41,992         .92        4.33        1.17        4.08          27
2003                          13.03      4.66            41,585         .94        4.11        1.19        3.86          29
2004                          12.78      2.25            35,869         .90        4.07        1.19        3.78          23
2005                          12.35      2.38            32,325         .90        4.10        1.20        3.80          36
2006(a)                       12.06      (.32)           29,605         .90+       4.03+       1.16+       3.77+         27

Class B
-------
2001                          12.61      3.12             1,448        1.61        1.74        1.91        1.44          22
2002                          13.01      9.05             1,758        1.67        3.58        1.92        3.33          27
2003                          13.01      3.91             1,686        1.69        3.36        1.94        3.11          29
2004                          12.76      1.48             2,302        1.65        3.32        1.94        3.03          23
2005                          12.33      1.61             2,238        1.65        3.35        1.95        3.05          36
2006(a)                       12.04      (.72)            2,089        1.65+       3.28+       1.91+       3.02+         27
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
2001                         $11.52      4.47%          $10,321         .50%       4.77%       1.15%       4.12%         27%
2002                          12.08      9.57            12,259         .60        4.40        1.26        3.74          28
2003                          12.17      4.91            13,848         .60        4.14        1.30        3.44          32
2004                          12.08      3.42            14,287         .60        4.12        1.24        3.48          18
2005                          11.84      2.13            15,420         .60        4.03        1.25        3.38          31
2006(a)                       11.61       .06            15,369         .62+       4.07+       1.20        3.49+         22

Class B
-------
2001                          11.52      3.72               234        1.25        4.02        1.90        3.37          27
2002                          12.08      8.71               821        1.35        3.65        2.01        2.99          28
2003                          12.18      4.17             1,194        1.35        3.39        2.05        2.69          32
2004                          12.10      2.68             1,122        1.35        3.37        1.99        2.73          18
2005                          11.86      1.38               719        1.35        3.28        2.00        2.63          31
2006(a)                       11.44      (.38)              627        1.37+       3.32+       1.95        2.74+         22
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
2001                         $12.81      4.17%          $ 4,585         .50%       4.65%       1.16%       3.99%         29%
2002                          13.65     11.16             6,656         .60        4.22        1.31        3.51          45
2003                          13.83      5.43             8,158         .60        3.95        1.35        3.20          22
2004                          13.78      3.73             7,839         .60        4.07        1.28        3.39           7
2005                          13.62      2.79            11,123         .60        3.87        1.25        3.22          37
2006(a)                       13.34      (.13)           13,383         .62+       3.90+       1.21+       3.31+         29

Class B
-------
2001                          12.81      3.40               719        1.25        3.90        1.91        3.24          29
2002                          13.65     10.36             2,096        1.35        3.47        2.06        2.76          45
2003                          13.83      4.60             3,108        1.35        3.20        2.10        2.45          22
2004                          13.79      2.99             3,274        1.35        3.32        2.03        2.64           7
2005                          13.63      2.00             3,076        1.35        3.12        2.00        2.47          37
2006(a)                       13.35      (.48)            2,922        1.37+       3.15+       1.96+       2.56+         29
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                      Income from                 Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
2001            $13.08       $.588         $(.061)     $ .527       $.610       $.037          $.647
2002             12.96        .543           .694       1.237        .553        .264           .817
2003             13.38        .524           .038        .562        .526        .116           .642
2004             13.30        .518          (.184)       .334        .514          --           .514
2005             13.12        .494          (.186)       .308        .498          --           .498
2006(a)          12.93        .242          (.282)      (.040)       .240          --           .240

Class B
-------
2001             13.05        .491          (.060)       .431        .514        .037           .551
2002             12.93        .445           .686       1.131        .457        .264           .721
2003             13.34        .424           .046        .470        .424        .116           .540
2004             13.27        .418          (.192)       .226        .406          --           .406
2005             13.09        .395          (.185)       .210        .390          --           .390
2006(a)          12.91        .194          (.288)      (.094)       .186          --           .186
---------------------------------------------------------------------------------------------------------------------------
NEW YORK FUND
-------------
Class A
-------
2001            $14.61       $.622        $ (.164)     $ .458       $.628       $  --         $ .628
2002             14.44        .614           .869       1.483        .610        .413          1.023
2003             14.90        .596           .042        .638        .585        .123           .708
2004             14.83        .570          (.219)       .351        .581          --           .581
2005             14.60        .536          (.225)       .311        .541          --           .541
2006(a)          14.37        .274          (.295)      (.021)       .269          --           .269

Class B
-------
2001             14.61        .511          (.159)       .352        .522          --           .522
2002             14.44        .500           .865       1.365        .502        .413           .915
2003             14.89        .485           .035        .520        .477        .123           .600
2004             14.81        .460          (.217)       .243        .473          --           .473
2005             14.58        .427          (.224)       .203        .433          --           .433
2006(a)          14.35        .220          (.295)      (.075)       .215          --           .215
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
2001            $12.86       $.583         $(.082)     $ .501       $.581        $ --          $.581
2002             12.78        .541           .788       1.329        .539          --           .539
2003             13.57        .536           .145        .681        .537        .084           .621
2004             13.63        .530          (.108)       .422        .522          --           .522
2005             13.53        .522          (.173)       .349        .528        .051           .579
2006(a)          13.30        .255          (.271)      (.016)       .254          --           .254

Class B
-------
2001             12.87        .486          (.083)       .403        .483          --           .483
2002             12.79        .442           .791       1.233        .443          --           .443
2003             13.58        .434           .141        .575        .441        .084           .525
2004             13.63        .429          (.103)       .326        .426          --           .426
2005             13.53        .422          (.179)       .243        .432        .051           .483
2006(a)          13.29        .205          (.269)      (.064)       .206          --           .206
---------------------------------------------------------------------------------------------------------------------------







---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
2001                         $12.96      4.06%          $60,321         .96%       4.47%       1.16%       4.27%         37%
2002                          13.38      9.72            65,130         .96        4.06        1.16        3.86          51
2003                          13.30      4.28            63,407         .96        3.90        1.16        3.70          34
2004                          13.12      2.59            63,235         .95        3.95        1.15        3.75          28
2005                          12.93      2.39            61,161         .95        3.79        1.16        3.58          40
2006(a)                       12.65      (.32)           58,199         .95+       3.82+       1.12+       3.65+          5

Class B
-------
2001                          12.93      3.32             4,706        1.71        3.72        1.91        3.52          37
2002                          13.34      8.88             6,171        1.71        3.31        1.91        3.11          51
2003                          13.27      3.59             7,067        1.71        3.15        1.91        2.95          34
2004                          13.09      1.75             6,514        1.70        3.20        1.90        3.00          28
2005                          12.91      1.63             5,776        1.70        3.04        1.91        2.83          40
2006(a)                       12.63      (.74)            5,020        1.70+       3.07+       1.87+       2.90+          5
---------------------------------------------------------------------------------------------------------------------------
NEW YORK FUND
-------------
Class A
-------
2001                         $14.44      3.14%         $171,962        1.01%       4.22%       1.16%       4.07%         48%
2002                          14.90     10.45           186,992         .99        4.11        1.14        3.96          70
2003                          14.83      4.37           184,944         .99        3.99        1.14        3.84          21
2004                          14.60      2.44           177,975         .98        3.88        1.13        3.73          30
2005                          14.37      2.16           169,787         .99        3.70        1.14        3.55          49
2006(a)                       14.08      (.15)          161,272         .98+       3.84+       1.08+       3.74+         10

Class B
-------
2001                          14.44      2.40             6,981        1.74        3.49        1.89        3.34          48
2002                          14.89      9.59            10,293        1.74        3.36        1.89        3.21          70
2003                          14.81      3.55             8,583        1.74        3.24        1.89        3.09          21
2004                          14.58      1.69             7,613        1.73        3.13        1.88        2.98          30
2005                          14.35      1.41             6,938        1.74        2.95        1.89        2.80          49
2006(a)                       14.06      (.53)            5,945        1.73+       3.09+       1.83+       2.99+         10
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
2001                         $12.78      3.94%          $13,316         .65%       4.50%       1.20%       3.95%         51%
2002                          13.57     10.58            18,479         .75        4.10        1.23        3.62          13
2003                          13.63      5.11            19,592         .75        3.94        1.25        3.44          22
2004                          13.53      3.18            21,430         .75        3.94        1.20        3.49          59
2005                          13.30      2.62            22,561         .75        3.88        1.20        3.43          22
2006(a)                       13.03      (.13)           21,886         .75+       3.87+       1.14+       3.48+         22

Class B
-------
2001                          12.79      3.15             1,839        1.40        3.75        1.95        3.20          51
2002                          13.58      9.78             3,750        1.50        3.35        1.98        2.87          13
2003                          13.63      4.30             4,586        1.50        3.19        2.00        2.69          22
2004                          13.53      2.45             4,375        1.50        3.19        1.95        2.74          59
2005                          13.29      1.82             4,576        1.50        3.13        1.95        2.68          22
2006(a)                       13.02      (.49)            4,309        1.50+       3.12+       1.89+       2.73+         22
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                      Income from                 Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
2001            $12.46       $.567         $(.067)     $ .500       $.575       $.105          $.680
2002             12.28        .534           .768       1.302        .531        .191           .722
2003             12.86        .520           .087        .607        .517          --           .517
2004             12.95        .517          (.187)       .330        .510          --           .510
2005             12.77        .510          (.264)       .246        .516          --           .516
2006(a)          12.50        .253          (.285)      (.032)       .258          --           .258

Class B
-------
2001             12.47        .477          (.073)       .404        .479        .105           .584
2002             12.29        .441           .765       1.206        .435        .191           .626
2003             12.87        .425           .086        .511        .421          --           .421
2004             12.96        .422          (.198)       .224        .414          --           .414
2005             12.77        .416          (.256)       .160        .420          --           .420
2006(a)          12.51        .207          (.287)      (.080)       .210          --           .210
---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
2001            $12.63       $.573         $(.067)     $ .506       $.566       $  --          $.566
2002             12.57        .533           .707       1.240        .540          --           .540
2003             13.27        .524           .078        .602        .522          --           .522
2004             13.35        .513          (.152)       .361        .511          --           .511
2005             13.20        .490          (.161)       .329        .486        .073           .559
2006(a)          12.97        .241          (.261)      (.020)       .240          --           .240

Class B
-------
2001             12.61        .477          (.057)       .420        .470          --           .470
2002             12.56        .434           .700       1.134        .444          --           .444
2003             13.25        .424           .092        .516        .426          --           .426
2004             13.34        .414          (.159)       .255        .415          --           .415
2005             13.18        .391          (.168)       .223        .390        .073           .463
2006(a)          12.94        .193          (.251)      (.058)       .192          --           .192
---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
2001            $12.97       $.577         $(.002)     $ .575       $.591       $.074          $.665
2002             12.88        .547           .810       1.357        .541        .126           .667
2003             13.57        .538           .016        .554        .534        .050           .584
2004             13.54        .527          (.219)       .308        .528          --           .528
2005             13.32        .514          (.217)       .297        .514        .173           .687
2006(a)          12.93        .254          (.259)      (.005)       .255          --           .255

Class B
-------
2001             12.96        .473          (.004)       .469        .495        .074           .569
2002             12.86        .447           .814       1.261        .445        .126           .571
2003             13.55        .435           .024        .459        .429        .050           .479
2004             13.53        .427          (.227)       .200        .420          --           .420
2005             13.31        .384          (.216)       .168        .375        .173           .548
2006(a)          12.93        .207          (.266)      (.059)       .201          --           .201
---------------------------------------------------------------------------------------------------------------------------







---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
2001                         $12.28      4.05%          $19,996         .80%       4.51%       1.18%       4.13%         40%
2002                          12.86     10.79            22,751         .75        4.20        1.19        3.76          40
2003                          12.95      4.82            23,032         .75        4.02        1.20        3.57          32
2004                          12.77      2.63            22,010         .75        4.06        1.19        3.62          24
2005                          12.50      1.96            21,696         .75        4.04        1.20        3.59          13
2006(a)                       12.21      (.27)           20,897         .75+       4.09+       1.16+       3.68+          3

Class B
-------
2001                          12.29      3.26             1,444        1.55        3.76        1.93        3.38          40
2002                          12.87      9.95             2,595        1.50        3.45        1.94        3.01          40
2003                          12.96      4.04             4,304        1.50        3.27        1.95        2.82          32
2004                          12.77      1.78             3,658        1.50        3.31        1.94        2.87          24
2005                          12.51      1.27             3,382        1.50        3.29        1.95        2.84          13
2006(a)                       12.22      (.65)            3,180        1.50+       3.34+       1.91+       2.93+          3
---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
2001                         $12.57      4.05%          $17,341         .65%       4.50%       1.20%       3.95%         37%
2002                          13.27     10.04            22,578         .75        4.12        1.21        3.66          32
2003                          13.35      4.63            25,726         .75        3.94        1.22        3.47           4
2004                          13.20      2.78            26,631         .75        3.89        1.21        3.43          15
2005                          12.97      2.54            29,204         .85        3.72        1.22        3.35          44
2006(a)                       12.71      (.17)           29,799         .85+       3.79+       1.15+       3.49+         26

Class B
-------
2001                          12.56      3.35             1,584        1.40        3.75        1.95        3.20          37
2002                          13.25      9.16             3,155        1.50        3.37        1.96        2.91          32
2003                          13.34      3.96             3,040        1.50        3.19        1.97        2.72           4
2004                          13.18      1.96             2,695        1.50        3.14        1.96        2.68          15
2005                          12.94      1.71             2,537        1.60        2.97        1.97        2.60          44
2006(a)                       12.69      (.46)            2,459        1.60+       3.04+       1.90+       2.74+         26
---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
2001                         $12.88      4.47%          $39,649         .86%       4.39%       1.16%       4.09%         35%
2002                          13.57     10.72            45,111         .91        4.10        1.16        3.85          23
2003                          13.54      4.17            45,155         .90        3.98        1.15        3.73          12
2004                          13.32      2.35            45,969         .90        3.95        1.16        3.69          24
2005                          12.93      2.27            43,623         .90        3.90        1.18        3.62          37
2006(a)                       12.67      (.04)           42,913        .90+        3.94+       1.13+       3.71+         21

Class B
-------
2001                          12.86      3.64             2,562        1.61        3.64        1.91        3.34          35
2002                          13.55      9.95             3,249        1.66        3.35        1.91        3.10          23
2003                          13.53      3.45             3,534        1.65        3.23        1.90        2.98          12
2004                          13.31      1.52             3,453        1.65        3.20        1.91        2.94          24
2005                          12.93      1.51             3,237        1.65        3.15        1.93        2.87          37
2006(a)                       12.67      (.46)            3,030        1.65+       3.19+       1.88+       2.96+         21
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                      Income from                 Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
2001            $13.00       $.579         $(.059)     $ .520       $.598       $.062          $.660
2002             12.86        .543           .738       1.281        .536        .075           .611
2003             13.53        .550           .063        .613        .540        .083           .623
2004             13.52        .538          (.173)       .365        .541        .004           .545
2005             13.34        .505          (.199)       .306        .518        .068           .586
2006(a)          13.06        .249          (.253)      (.004)       .246          --           .246

Class B
-------
2001             12.98        .472          (.048)       .424        .502        .062           .564
2002             12.84        .439           .726       1.165        .440        .075           .515
2003             13.49        .445           .072        .517        .444        .083           .527
2004             13.48        .436          (.177)       .259        .445        .004           .449
2005             13.29        .402          (.191)       .211        .413        .068           .481
2006(a)          13.02        .199          (.257)      (.058)       .192          --           .192
---------------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges

 ** Net of expenses waived by the investment adviser (Note 5)

  + Annualized

(a) For the period January 1, 2006 to June 30, 2006

See notes to financial statements.







---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
2001                         $12.86      4.04%          $32,580         .80%       4.44%       1.17%       4.07%         36%
2002                          13.53     10.14            40,430         .85        4.10        1.17        3.78          43
2003                          13.52      4.62            41,758         .91        4.06        1.16        3.81          17
2004                          13.34      2.78            35,941         .90        4.02        1.17        3.75          23
2005                          13.06      2.33            31,281         .90        3.81        1.20        3.51          23
2006(a)                       12.81      (.04)           32,031         .90+       3.86+       1.16+       3.60+          7

Class B
-------
2001                          12.84      3.29             1,465        1.55        3.69        1.92        3.32          36
2002                          13.49      9.21             2,364        1.60        3.35        1.92        3.03          43
2003                          13.48      3.89             2,851        1.66        3.31        1.91        3.06          17
2004                          13.29      1.98             2,392        1.65        3.27        1.92        3.00          23
2005                          13.02      1.61             1,992        1.65        3.06        1.95        2.76          23
2006(a)                       12.77      (.45)            1,612        1.65+       3.11+       1.91+       2.85+          7
---------------------------------------------------------------------------------------------------------------------------


Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the First Investors Tax-Exempt Money Market Fund, First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, First Investors Insured Tax Exempt Fund II, and the eighteen Funds comprising First Investors Single State Insured Tax Exempt Fund, as of June 30, 2006, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Tax-Exempt Money Market Fund, First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, First Investors Insured Tax Exempt Fund II, and the eighteen Funds comprising First Investors Single State Insured Tax Exempt Fund, as of June 30, 2006, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                    Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 2, 2006

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees
------------------------
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Kathryn S. Head

Arthur M. Scutro, Jr.

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
------------------------
Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I - 8th Floor
Edison NJ 08837-3620

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1601 K Street, N.W.
Washington, D.C. 20006


The Tax-Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trust's prospectus.

The Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

Item 2.  Code of Ethics

		 Not applicable

Item 3.  Audit Committee Financial Expert

		 Not applicable

Item 4.  Principal Accountant Fees and Services

		 Not applicable

Item 5.  Audit Committee of Listed Registrants

		 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicalbe

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 7, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


First Investors Tax Exempt Funds
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 7, 2006